As filed with the Securities and Exchange Commission on April 14, 2010
Registration No. 333-149386/811-21929

                SECURITIES AND EXCHANGE COMMISSION
                WASHINGTON, D.C.  20549

             FORM N-6
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                PRE-EFFECTIVE AMENDMENT NO.   2    (  )
             POST-EFFECTIVE AMENDMENT NO.        (   )
              and/or
             REGISTRATION STATEMENT UNDER THE INVESTMENT
             COMPANY ACT OF 1940
                Amendment No. 12   (X)
             (Check appropriate box or boxes)

             WRL SERIES LIFE ACCOUNT G
             (Exact Name of Registrant)

             WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
             (Name of Depositor)
             570 Carillon Parkway
             St. Petersburg, FL  33716
             (Address of Depositor's Principal Executive Offices) (Zip Code)
             Depositor's Telephone Number, including Area Code:
             (727) 299-1800

              Arthur D. Woods, Esq.
             Vice President and Senior Counsel
             Western Reserve Life Assurance Co. of Ohio
             570 Carillon Parkway
             St. Petersburg, FL  33716
             (Name and Address of Agent for Service)

             Copy to:

             Mary Jane Wilson-Bilik, Esq.
             Sutherland Asbill & Brennan LLP
             1275 Pennsylvania Avenue, N.W.
             Washington, D.C. 20004-2415

It is proposed that this filing will become effective (check appropriate box):

     immediately upon filing pursuant to paragraph (b)
  X  on May 1, 20 10  , pursuant to paragraph (b)
      60 days after filing pursuant to paragraph (a)(1)
     on __(Date)  , pursuant to paragraph (a)(1)

If appropriate, check the following box:

   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

P R O S P E C T U S
May 1, 2010
WRL Freedom Asset Advisor
                            issued through
WRL Series Life Account G by
Western Reserve Life Assurance Co. of Ohio
570 Carillon Parkway
St. Petersburg, Florida 33716

Direct electronic, telephonic and facsimile transactions to the
Administrative Office:
(727) 299-1800 or 1-800-851-9777
Facsimile : 1-727-299-1648 ( subaccount transfers only )
1-727-299-1620 (all other fax requests)
www.westernreserve.com

Send Claim Forms to the Administrative Office at:
P.O. Box 9008
Clearwater, FL 33758-9008

Send all payments made by check, and all other correspondence and notices to the Mailing Address:
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499

An Individual Flexible Premium Variable Life Insurance Policy

This prospectus describes the WRL Freedom Asset Advisor, a flexible premium variable life insurance policy (the “Policy”).  You can allocate your Policy’s cash value to the fixed account (which credits a specified guaranteed interest rate) and/or to the WRL Series Life Account G, which invests through its subaccounts in portfolios of the Transamerica Series Trust – Initial Class (the “Series Trust”), the Fidelity Variable Insurance Products Funds – Service Class 2 (“Fidelity VIP Fund”), the ProFunds, the Access One Trust (“Access Trust”), the AllianceBernstein Variable Products Series Fund, Inc. (“AllianceBernstein”), and the Franklin Templeton Variable Insurance Products Trust (“Franklin Templeton”) (collectively, the “funds”).  Please refer to the next page of this prospectus for the list of portfolios available to you under this Policy.

Investing in the Polic y   involve s risk, including possible loss of premium.

If you already own a life insurance policy, it may not be to your advantage to buy additional insurance or to replace your policy with the Policy described in this prospectus. And it may not be to your advantage to borrow money to purchase the Policy or to take withdrawals from another policy you own to make premium payments under the Policy.

Prospectuses for the portfolios of the funds must accompany this prospectus.  Certain portfolios may not be available in all states.  Please read these documents before investing and save them for future reference.

An investment in the Policy is not a bank deposit. The Policy is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

i

PORTFOLIOS AVAILABLE UNDER YOUR POLICY
Transamerica Series Trust:	Transamerica Series Trust (cont.):	ProFunds (cont.):
➢ Transamerica AEGON High Yield Bond VP* ➢ Transamerica Asset Allocation – Conservative VP*	➢ Transamerica JPMorgan Enhanced Index VP	➢ ProFund VP NASDAQ-100
➢ Transamerica Asset Allocation – Conservative VP*	➢ Transamerica Jennison Growth VP	➢ ProFund VP Oil & Gas
➢ Transamerica Asset Allocation – Growth VP*	➢ Transamerica MFS International Equity VP	➢ ProFund VP Pharmaceuticals
➢ Transamerica Asset Allocation – Moderate Growth VP*	➢ Transamerica Money Market VP*	➢ ProFund VP Precious Metals
➢ Transamerica Asset Allocation – Moderate VP*	➢ Transamerica Morgan Stanly Mid- Cap Growth VP*	➢ ProFund VP Short Emerging Markets
➢ Transamerica Balanced VP	➢ Transamerica Multi Managed Large Cap Core VP*	➢ ProFund VP Short International
➢ Transamerica BlackRock Large Cap Value VP	➢ Transamerica PIMCO Total Return VP	➢ ProFund VP Short NASDAQ-100
➢ Transamerica Clarion Global Real Estate Securities VP	➢ Transamerica Small/Mid Cap Value VP	➢ ProFund VP Short Small-Cap
➢ Transamerica Convertible Securities VP	➢ Transamerica T. Rowe Price Small Cap VP	➢ ProFund VP Small-Cap
➢ Transamerica Diversified Equity VP*	➢ Transamerica Third Avenue Value VP	➢ ProFund VP Small-Cap Value
➢ Transamerica Efficient Markets VP	➢ Transamerica U.S. Government Securities VP	➢ ProFund VP Telecommunications
➢ Transamerica Federated Market Opportunity VP	➢ Transamerica WMC Diversified Growth VP*	➢ ProFund VP UltraSmall-Cap
➢ Transamerica Focus VP*		➢ ProFund VP U.S. Government Plus
➢ Transamerica Foxhall Emerging Markets/Pacific Rim VP*	ProFunds:	➢ ProFund VP Utilities
➢ Transamerica Foxhall Global Conservative VP*	➢ ProFund VP Asia 30	Access One Trust:
➢ Transamerica Foxhall Global Growth VP*	➢ ProFund VP Basic Materials	➢ Access VP High Yield Fund
➢ Transamerica Foxhall Global Hard Asset VP*	➢ ProFund VP Bull	AllianceBernstein Variable Products Series Fund, Inc.:
➢ Transamerica Growth Opportunities VP	➢ ProFund VP Consumer Services	➢ Alliance Bernstein Balanced Wealth Strategy Portfolio
➢ Transamerica Hanlon Balanced VP*	➢ ProFund VP Emerging Markets	Franklin Templeton Variable
➢ Transamerica Hanlon Growth and Income VP*	➢ ProFund VP Europe 30	Insurance Products Trust:
➢ Transamerica Hanlon Growth VP*	➢ ProFund VP Falling U.S. Dollar	➢ Franklin Templeton VIP Founding Funds Allocation Fund
➢ Transamerica Hanlon Managed Income VP*	➢ ProFund VP Financials	Fidelity Variable Insurance
➢ Transamerica Index 50 VP	➢ ProFund VP International	Products:
➢ Transamerica Index 75 VP	➢ ProFund VP Japan	➢ Fidelity VIP Index 500 Portfolio
➢ Transamerica International Moderate Growth VP*	➢ ProFund VP Mid-Cap
➢ Transamerica JPMorgan Core Bond VP	➢ ProFund VP Money Market*

* Please see the footnote for this portfolio in the section entitled “Western Reserve, the Separate Account, the Fixed Account and the Portfolios” in this prospectus.

ii

Table of Contents                                                                                                                                                                      WRL Asset AdvisorSM

Policy Benefits/Risks Summary	1
Policy Benefits	1
Risks of Your Policy	3
Fee Tables	5
Western Reserve, the Separate Account, the Fixed Account and the Portfolios	7
Western Reserve	7
The Separate Account	8
The Fixed Account	9
The Portfolios	9
Charges and Deductions	20
Premium Expense Charge	20
Monthly Deductions	21
Mortality and Expense Risk Charge	22
Loan Interest Spread	22
Taxes	23
Rider Charge	23
Portfolio Expenses	23
Revenue We Receive	23
The Policy	24
Policy Features	28
Premiums	28
Transfers	30
General	30
Disruptive Trading and Market Timing	30
Fixed Account Transfers	33
Conversion Rights	34
Dollar Cost Averaging	34
Asset Rebalancing Program	35
Third Party Asset Allocation Services	35
Policy Values	36
Cash Value	36
Net Surrender Value	36
Subaccount Value	36
Subaccount Unit Value	37
Fixed Account Value	37
Death Benefit	38
Death Benefit Proceeds	38
Death Benefit	38
Surrenders and Cash Withdrawals	41
Surrenders	41
Cash Withdrawals	42
Canceling a Policy	42
Signature Guarantees	43
Loans	43
General	43
Interest Rate Charged	44
Effect of Policy Loans	44
Policy Lapse and Reinstatement	45
Lapse	45
Reinstatement	45
Federal Income Tax Considerations	45
Tax Status of the Policy	45
Tax Treatment of Policy Benefits	46
Other Policy Information	48
Settlement Options	48
Retained Asset Accounts	49
Payments We Make	49
Split Dollar Arrangements	50
Policy Termination	50
Assignment of the Policy	50
Supplemental Benefit (Rider)	51
Living Benefit Rider (an Accelerated Death Benefit)	51
Additional Information	51
Sending Form and Written Requests in Good Order	52
Sale of the Policies	52
Legal Proceedings	53
Financial Statements	54
Table of Contents of the Statement of Additional Information	54
Glossary	55
Appendix A - Illustrations	58
Prospectus Back Cover	61

iii

Policy Benefits/Risks Summary                                                                                                                                                                                                WRL Asset AdvisorSM

This summary describes the Policy’s important benefits and risks.  More detailed information about the Policy appears later in this prospectus and in the Statement of Additional Information (“SAI”).  For your convenience, we have provided a Glossary at the end of this prospectus that defines certain words and phrases used in this prospectus.

Policy Benefits

The Policy in General

•
The WRL Asset AdvisorSM is an individual flexible premium variable life insurance policy, which gives you the potential for long-term life insurance coverage with the opportunity for tax-deferred accumulation of cash value .

•
The Policy is designed to be long-term in nature in order to provide significant life insurance benefits for you.  You should only purchase the Policy if you have the financial ability to keep it in force for a substantial period of time.  You should consider this Policy in conjunction with other insurance that you own.

•
You can invest your net premium in, and transfer your cash value to, subaccounts.  While allocated to subaccounts, your cash value will fluctuate with the daily performance of the portfolios in which the subaccounts invest

•
You may place your money in the fixed account where it earns a n interest rate declared in advance for a specified period, (at least 2% annual interest) or in any of the subaccounts of the Separate Account which are described in this prospectus .

•
The Policy’s cash value will increase or decrease depending on the investment performance of the sub-accounts, the premiums you pay, the fees and charges that we deduct, the interest we credit to the fixed account, and the effects of any Policy transactions (such as transfers, loans and cash withdrawals).   Because returns are not guaranteed, the Policy is not suitable as a short-term investment savings vehicle.

•
Your Policy includes a Living Benefit Rider that provides an option to accelerate the Policy’s death benefit if the primary insured becomes terminally ill.   Please see “Supplemental Benefit (Rider) – Living Benefit Rider (an Accelerated Death Benefit)” for information regarding this rider.

•
You may increase the specified amount once each Policy year on any Monthiversary.  After the third Policy year, you may change the death benefit option and decrease the specified amount once a year but you may not increase and decrease the specified amount in the same Policy year.  The amount of your decrease may be limited.  For further details, please see “Death Benefits – Increasing/Decreasing the Specified Amount.”

•
You will have a “free-look period” once we deliver your Policy.  You may return the Policy during this period and receive a refund.  We will place your net premium in the reallocation account until the reallocation date as shown on your Policy schedule page.  Please see “Canceling a Policy” for a description of the free-look period.

Flexibility

The Policy is designed to be flexible to meet your specific life insurance needs.  Within certain limits, you can:

•	Choose the timing, amount and frequency of premium payments.

•	Change the Death Benefit Option.

•	Increase or decrease the amount of insurance coverage.

•	Change the beneficiary.

•	Transfer cash value among investment options available under the Policy.

•	Take a loan against the Policy (as long as the Policy is in force).

•	Take a cash withdrawal or surrender the Policy.

Death Benefit

If the insured dies while the Policy is in force, we will pay a death benefit to the named beneficiary(ies) in accordance with the terms of the Policy.   The amount of the death benefit generally depends on the specified amount of insurance you select , the death benefit option you choose, and your Policy’s cash value. T he death benefit proceeds are reduced by any outstanding loan amount, including accrued interest, and any due and unpaid charges.  You may choose one of three Death Benefit Options:

• Option A is the greatest of:

> the current specified amount; or
> the minimum death benefit under the guideline premium life insurance compliance test; or
> the amount required for the Policy to qualify as a life insurance policy under Section 7702 of the Internal Revenue Code.

• Option B is the greatest of:

> the current specified amount, plus the Policy's cash value on the date of the insured's death; or
> the minimum death benefit under the guideline premium life insurance compliance test; or
> the amount required for the Policy to qualify as a life insurance policy under Section 7702 of the Internal Revenue Code.

• Option C is the greatest of:

> the amount payable under Option A; or
> the current specified amount multiplied by an age-based “factor,” plus the Policy’s cash value on the date of the insured’s death; or
> the amount required for the Policy to qualify as a life insurance policy under Section 7702 of the Internal Revenue Code.

Cash Value

Cash value is the value of your Policy on any business day.  It is not guaranteed – it depends on the performance of the investment options that you have chosen, the timing and the amount of premium payments you have made, Policy charges deducted , and how much you’ve borrowed or withdrawn from the Policy.

You can access your cash value in several ways:

•
Withdrawals – Y ou can withdraw part of your Policy’s cash value once each year after the first Policy year.  Withdrawals are described in more detail in “Surrenders and Cash Withdrawals – Cash Withdrawals.”

•	Loans – After the first Policy year (as long as the Policy is in force) you can take out a loan from the Policy using your Policy’s cash value as security. Loans are described in “Loans.”

•
Surrender - You can surrender or cash in your Policy for its net surrender value while the insured is alive.  Surrenders are described in more detail in the section of this prospectus entitled “Surrenders and Cash Withdrawals – Surrenders.”

Investment Options

You can choose to allocate your net premiums and cash value among the subaccounts, each of which invests in a corresponding portfolio of the various underlying funds.  Your Policy also offers a fixed account option, which provides a guaranteed minimum rate of interest.  You can accumulate cash value in the fixed account and the subaccounts without paying any current income tax.

You can transfer your cash value among the fixed account and the subaccounts during the life of your Policy. We may limit the number of transfers out of the fixed account and, in some cases, may limit your transfer activity to deter disruptive trading and market timing.  For more details, please refer to the section entitled "Transfers" in this prospectus.

Tax Benefits

We intend the Policy to qualify as a life insurance contract under the Internal Revenue Code so that the death benefit generally should be excludable from the taxable income of the beneficiary.  You also will generally not be taxed on any part of your Policy’s cash value unless you take a cash withdrawal or a loan that is not repaid from your Policy. If your Policy is not a Modified Endowment Contract (“MEC”), you should not be deemed in receipt of any taxable gains included in cash value until withdrawals and surrenders exceed your tax basis in the Policy or other distributions are made as described in the “Federal Income Tax Considerations” section of this prospectus. (Note: A MEC is a life insurance contract under the tax code under which funds that are withdrawn in the form of policy loans, cash withdrawals, assignments, and pledges are treated first as taxable income to the policyowner to the extent of gain then in the policy and then a non-taxable recovery of tax basis.)  Transfers between the subaccounts are not taxable transactions.  Please refer to “Federal Income Tax Considerations” for more details.

Risks of Your Policy

Long- T erm Financial Planning

This Policy is designed to help meet long-term financial objectives by paying a death benefit to family members and other named beneficiaries. It is not suitable as a short-term savings vehicle.  It may not be the right kind of policy if you plan to withdraw money or surrender your Policy for short-term needs.

Please discuss your insurance needs and financial objectives with your registered representative.

Risk of an Increase in Current Fees and Expenses

Certain fees and expenses are currently assessed at less than their guaranteed maximum levels.  In the future, these charges may be increased up to the guaranteed (maximum) levels.  If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep your Policy in force.

Investment Risks

If you invest you r Policy’s cash value in one or more subaccounts, then you will be subject to the risk that investment performance of the subaccounts will be unfavorable and that the cash value in your Policy will decrease.  Also, we deduct Policy fees and charges from your cash value, which can significantly reduce your cash value.  During times of poor investment performance, this deduction will have an even greater impact on your cash value.  You could lose everything you invest and your Policy could lapse without value, unless you pay additional premiums.  If you allocate premiums to the fixed account, then we credit your fixed account value with a declared rate of interest.  You assume the risk that the interest rate on the fixed account may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 2%.

Risks of Managing General Account Assets

In addition to your fixed account allocations, general account assets are used to support the payment of the death benefit under the Policies.  To the extent that Western Reserve is required to pay you amounts in addition to your Policy ’s cash value under the death benefit, such amounts will come from general account assets.  You should be aware that the general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk and is also subject to the claims of the Company’s general creditors .  The Company’s financial statements contained in the Statement of Additional Information include a further discussion of risks inherent with the general account investments.

Lapse

This Policy does not contain a no lapse guarantee.  Your Policy stays “in force” as long as you have sufficient cash value to cover your monthly deduction of Policy charges.  Insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest may cause your Policy to lapse – which means you will no longer have insurance coverage.  There are costs associated with reinstating a lapsed Policy.  For a detailed discussion of your Policy’s Lapse and Reinstatement policies, please refer to the section of this prospectus entitled “Policy Lapse and Reinstatement.”

Withdrawals and Loans

Making a withdrawal or taking a loan may:

•	Change your Policy’s tax status

•	Reduce your Policy’s specified amount

•	Reduce your Policy’s death benefit

•	Reduce the death benefit proceeds paid to your beneficiary

•	Make your Policy more susceptible to lapsing.

Cash withdrawals will reduce your cash value.  Withdrawals, especially those  taken during periods of poor investment performance could considerably reduce or eliminate some benefits or guarantees of the Policy.   Be sure to plan carefully before using these Policy benefits.  For a detailed description of withdrawals and loans, and any associated risks, please see “Surrenders and Cash Withdrawals – Cash Withdrawals” and “Loans.”

Tax Risks

You may be subject to income tax if you take any withdrawals or surrender the Policy, or if your Policy lapses and you have not paid any outstanding P olicy loan .

If your Policy is a MEC, all cash withdrawals, surrenders, assignments, pledges and loans that you make during the life of the Policy may be subject to tax and a 10% federal tax penalty.  Other tax issues to consider when you own a life insurance policy are described in more detail in the section entitled “Federal Income Tax Considerations.”

Note:  You should consult with your own qualified tax advisor to apply the law to your particular circumstances.

Portfolio Risks

A comprehensive discussion of the risks of each portfolio may be found in each portfolio’s prospectus.  Please refer to the prospectuses for the portfolios for more information.

There is no assurance that any portfolio will meet its investment objective.

Fee Tables

The following tables describe the fees and expenses that you will pay when buying and owning the Policy.  If the amount of a charge depends on the personal characteristics of the insured or the owner, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of a representative insured with the characteristics set forth below.  These charges may not be representative of the charges you will pay.

The first table describes the fees and expenses that you will pay when buying the Policy, paying premiums or making cash withdrawals* from the Policy.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge1
Premium Expense Charge	Upon payment of each premium	2% of premium payments (6% for Policies issued to residents of Puerto Rico)	0% of premium payments (4% for Policies issued to residents of Puerto Rico)
Living Benefit Rider (an Accelerated Death Benefit)2	When rider is exercised	Discount Factor	Discount Factor

* When we incur the expense of expedited delivery of your cash withdrawal or complete surrender payment, we currently assess the following additional charges: $20 for overnight delivery ($30 for Saturday delivery); and $25 for wire service. You can obtain further information about these charges by contacting our administrative office.
1The Company reserves the right at any time to change the current charge but never to a level that exceeds the guaranteed charge.
2We reduce the single sum benefit by a discount factor to compensate us for lost income resulting from the early payment of the death benefit.  The discount factor is based on the current yield on 90-day Treasury bills or the Policy loan interest rate, whichever is greater. (Please see footnote   9 for a description of the loan rates.) For further information about the Living Benefit Rider, including a numerical example showing the calculation of a discounted single sum benefit and the impact of acceleration of a portion of the death benefit available under a Policy on any remaining death benefit and cash value, please see the “Supplemental Benefit (Rider)” section of this prospectus.

The table below describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including portfolio fees and expenses.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge1
Cost of Insurance 3 (without Extra Ratings)4	Monthly, on the Policy date and on each Monthiversary until the insured reaches age 111
•Maximum Charge5		$49.94 per $1,000 of net amount at risk per month6	$49.94 per $1,000 of net amount at risk per month6
•Minimum Charge		$0.04 per $1,000 of net amount at risk per month6,7	$0.01 per $1,000 of net amount at risk per month6,8
•Initial Charge for male insured, issue age 5 0 , in the preferred elite non-tobacco use class		$0. 2 9 per $1,000 of net amount at risk per month6	$0.0 6 per $1,000 of net amount at risk per month6
Mortality and Expense Risk Charge	Daily	For all Policy years, annual rate of 1.00% of average daily net assets of each subaccount in which you are invested	For all Policy years, Annual rate of 0.50%of average daily net assets of each subaccount in which you are invested
Loan Interest Spread9	On Policy anniversary or earlier, as applicable10	1.0% (effective annual rate)	0.75% (effective annual rate)

For information concerning compensation paid for the sale of the Policy, see “Sale of the Policies.

3 Cost of insurance charges are based on a number of factors including, but not limited to: the insured’s issue age, gender, underwriting class, specified amount, Policy duration, Policy year, and the net amount at risk.  Cost of insurance rates generally will increase each year with the age of the insured.  The cost of insurance rates shown in the table may not be representative of the charges you will pay.  Your Policy’s schedule page will indicate the guaranteed cost of insurance charges applicable to your Policy.  You can obtain more detailed information concerning your cost of insurance charges by contacting your registered representative.
4 We may place an insured in a sub-standard underwriting class with extra ratings that reflect higher mortality risks and that result in higher cost of insurance rates.  If the insured possesses additional mortality risks, then we may add a surcharge to the cost of insurance rates up to a total charge of $83.33 monthly per $1,000 of net amount at risk.
5 This maximum charge is based on an insured with the following characteristics: male, age 25 at issue, standard tobacco class and in the 86th Policy year.  This maximum charge may also apply to insureds with other characteristics.
6 The net amount at risk equals the death benefit on a Monthiversary, minus the cash value on such Monthiversary.
7 This minimum charge is based on an insured with the following characteristics: female, age 25 at issue, non-tobacco class, in the first Policy year.  This minimum charge may also apply to insureds with other characteristics.
8 This minimum charge is based on an insured with the following characteristics: female, age 26 at issue, preferred elite non-tobacco class and in the first Policy year.  The minimum charge may also apply to insureds with other characteristics.
9 The Loan Interest Spread is the difference between the amount of interest we charge you for a loan (currently, an effective annual rate of 2.75%, guaranteed not to exceed 3.0%) and the amount of interest we credit to your loan account (an effective annual rate of 2.0% guaranteed). After the 10th Policy year, we will charge preferred loan interest rates, which are lower, on a portion of the loan.  After attained age 111, all loans, new and existing, will be considered preferred loans.  The maximum loan interest spread on preferred loans is 0.25%, and the current spread is 0.0%.
10While a Policy loan is outstanding, loan interest is payable in arrears on each Policy anniversary, or, if earlier, on the date of loan repayment, Policy lapse, surrender, Policy termination, or the insured’s death.

Range of Expenses for the Portfolios1, 2

The next table shows the lowest and highest total operating expenses charged by the portfolios during the fiscal year ended December 31, 2009.  Expenses of the portfolios may be higher or lower in the future.  More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

	Lowest	Highest
Total Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses)	0. 41%	3.98%
Net Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses, after any contractual waiver of fees and expenses)3
	0.41%	1.68%

1 The portfolio expenses used to prepare this table were provided to Western Reserve by the funds.  Western Reserve has not independently verified such information.  The expenses shown are those incurred for the year ended December 31, 2009.  Current or future expenses may be greater or less than those shown.
2 The table showing the range of expenses for the portfolios takes into account the expenses of several Transamerica Series Trust asset allocation portfolios that are each a “fund of funds.”  A “fund of funds” portfolio typically allocates its assets, within predetermined percentage ranges, among certain other Transamerica Series Trust portfolios and certain portfolios of the Transamerica Funds (each such portfolio an "Acquired Fund").  Each “fund of funds” has its own set of operating expenses, as does each of the portfolios in which it invests.  In determining the range of portfolio expenses, Western Reserve took into account the information received from the Transamerica Series Trust on the combined actual expenses for each “fund of funds” and the portfolios in which it invests.  The combined expense information includes the Acquired Fund ( i.e., the underlying fund’s ) fees and expenses for the Transamerica Series Trust Asset Allocation portfolios.  See the prospectus for the Transamerica Series Trust for a presentation of the applicable Acquired Fund fees and expenses.
3 The range of Net Annual Portfolio Operating Expenses takes into account contractual arrangements for 42 portfolios that require a portfolio’s investment adviser to reimburse or waive portfolio expenses until April 30, 2011.

Western Reserve, the Separate Account, the Fixed Account and the Portfolios

Western Reserve

Western Reserve Life Assurance Co. of Ohio, located at 570 Carillon Parkway, St. Petersburg, Florida 33716, is the insurance company issuing the Policy.  We are obligated to pay all benefits under the Policy.

Financial Condition of the Company

The benefits under your Policy are paid by Western Reserve from its General Account assets and/or your cash value held in the Company’s Separate Account.  It is important that you understand that payment of the benefits is not assured and depends upon certain factors discussed below.

Assets in the Separate Account.  You assume all of the investment risk for your cash value that is allocated to the subaccounts of the separate account.  Your cash value in those subaccounts constitutes a portion of the assets of the separate account.  These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.    See "The Separate Account."

Assets in the General Account.  You also may be permitted to make allocations to the fixed account, which is supported by the assets in our general account.  See "The Fixed Account."  Any guarantees under the P olicy that exceed your cash value, such as those associated with any living benefit riders and any death benefit riders, are paid from our general account (and not the separate account).  Therefore, any amounts that we may be obligated to pay under the Policy in excess of cash value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the Policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition.  As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account to our policyowners.

We monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and cash value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations.  These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policyowners or to provide the collateral necessary to finance our business operations.

We are continuing to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

How to Obtain More Information.  We encourage both existing and prospective policyowners to read and understand our financial statements.  We prepare our financial statements on a statutory basis.  Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance - as well as the financial statements of the separate account—are located in the Statement of Additional Information (SAI).  The SAI is available at no charge by writing to our administrative office - Western Reserve Life Assurance Co. of Ohio, 570 Carillon Parkway, St. Petersburg, Florida 33716 - or by calling us at (800) 851-9777, or by visiting our website www.westernreserve.com.  In addition, the SAI is available on the SEC’s website at http://www.sec.gov.  Our financial strength ratings, which reflect the opinions of leading independent rating agencies of WRL's ability to meet its obligations to its policy owners, are available on our website and the websites of these Nationally Recognized Statistical Ratings Organizations--A.M. Best Company (www.ambest.com), Moody's Investor Service (www.moodys.com) Standard & Poor's (www.standardandpoors.com) and Fitch Ratings (www.fitchratings.com).

The Separate Account

The separate account is a separate account of Western Reserve, established under Ohio law.  We own the assets in the separate account and we may use assets in the separate account to support other variable life insurance policies we issue.  The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).

The separate account is divided into subaccounts, each of which invests in shares of a specific portfolio of a fund. These subaccounts buy and sell portfolio shares at net asset value without any sales charge. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio.

Income, gains, and losses credited to, or charged against, a subaccount of the separate account reflect the subaccount's own investment experience and not the investment experience of our other assets. The separate account's assets may not be used to pay any of our liabilities other than those arising from the Policies and other variable life insurance policies we issue. If the separate account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

Changes to the Separate Account.  As permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the separate account, including, among others, the right to:

•	Remove, combine, or add subaccounts and make the combined or new subaccounts available for allocation of net premiums;
•	Combine the separate account or any subaccount(s) with one or more different separate account(s) or subaccount(s);
•	Close certain subaccounts to allocations of new net premiums by current or new policyowners;
•	Transfer assets of the separate account or any subaccount, which we determine to be associated with the class of policies to which the Policy belongs, to another separate account or subaccount;
•	Operate the separate account as a management investment company under the 1940 Act, or as any other form permitted by law;
•	Establish additional separate accounts or subaccounts to invest in new portfolios of the funds;

•	Manage the separate account at the direction of a committee;
•	Endorse the Policy, as permitted by law, to reflect changes to the separate account and subaccounts as may be required by applicable law;
•	Change the investment objective of a subaccount;
•
Substitute, add, or delete fund portfolios in which subaccounts currently invest net premiums, to include portfolios of newly designated funds (Fund portfolios will not be added, deleted or substituted without prior approval of the SEC to the extent required by the 1940 Act or other applicable laws);

•	Fund additional classes of variable life insurance policies through the separate account; and
•	Restrict or eliminate any voting privileges of owners or other persons who have voting privileges in connection with the operation of the separate account.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretation of the laws.

The portfolios, which sell their shares to the subaccounts, may discontinue offering their shares to the subaccounts.  We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments.  We will notify you of any changes.  We reserve the right to make other structural and operational changes affecting the separate account.

The Fixed Account

The fixed account is part of Western Reserve's general account. We use general account assets to support our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, Western Reserve has sole discretion over the investment of the fixed account's assets. Western Reserve bears the full investment risk for all amounts contributed to the fixed account. Western Reserve guarantees that the amounts allocated to the fixed account will be credited interest daily at an annual net effective interest rate of at least 2.0%. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion. We have no formula for determining fixed account interest rates in excess of the guaranteed rate nor any duration for such rates.

Money you place in the fixed account will begin earning interest compounded daily at the current interest rate in effect at the time of your allocation. Unless otherwise required by state law, we may restrict your allocations and transfers to the fixed account if the fixed account value, excluding the loan reserve, following the allocation or transfer would exceed $250,000. We may declare current interest rates from time to time. We may declare more than one interest rate for different money based upon the date of allocation or transfer to the fixed account. When we declare a current interest rate higher than the guaranteed rate on amounts allocated to the fixed account, we guarantee the higher rate on those amounts for at least one year (the "guarantee period") unless those amounts are transferred to the loan reserve. At the end of the guarantee period we may declare a new current interest rate on those amounts and any accrued interest thereon. We will guarantee this new current interest rate for another guarantee period. We credit interest greater than 2.0% during any guarantee period at our sole discretion. You bear the risk that interest we credit will not exceed 2.0%.

We allocate amounts from the fixed account for cash withdrawals, transfers to the subaccounts or monthly deduction charges on a first in, first out basis ("FIFO") for the purpose of crediting interest.

The fixed account has not been registered with the Securities and Exchange Commission and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.

The Portfolios

The separate account invests in shares of the portfolios of a fund. Each portfolio is an investment division of a fund, which is an open-end management investment company registered with the SEC. Such registration does not involve supervision of the management or investment practices or policies of the portfolios by the SEC.

Each portfolio's assets are held separate from the assets of the other portfolios, and each portfolio has investment objectives and policies that are different from those of the other portfolios.  Thus, each portfolio operates as a separate investment fund, and the income or loss of one portfolio has no effect on the investment performance of any other portfolio. Pending any required approval by a state insurance regulatory authority, certain subaccounts and corresponding portfolios may not be available to residents of some states.

Each portfolio’s investment objective(s) and policies are summarized below. There is no assurance that a portfolio will achieve its stated objective(s). Certain portfolios may have investment objectives and policies similar to other portfolios that are managed by the same investment adviser or sub-adviser. The investment results of the portfolios, however, may be higher or lower than those of such other portfolios. We do not guarantee or make any representation that the investment results of the portfolios will be comparable to any other portfolio, even those with the same investment adviser or manager.

You can find more detailed information about the portfolios, including a description of risks, in the fund prospectuses. You may obtain a free copy of the fund prospectuses, by contacting us at our administrative office at 1-800-851-9777 or visiting our website at www.westernreserve.com. You should read the fund prospectuses carefully. Note: If you received a summary prospectus for the Transamerica Series Trust portfolios, please follow the directions on the first page of the summary to obtain a copy of the fund prospectus.

Note: If you received a summary prospectus for the Transamerica Series Trust portfolios, please follow the directions on the first page of the summary to obtain a copy of the full fund prospectus.

Portfolio	Investment Adviser/Sub-Adviser	Investment Objective
TRANSAMERICA SERIES TRUST:
Transamerica AEGON High Yield Bond VP 1	Transamerica Asset Management, Inc. AEGON USA Investment Management, LLC	Seeks a high level of current income by investing in high yield debt securities.
Transamerica Asset Allocation – Conservative VP 2	Transamerica Asset Management, Inc. Portfolio Construction Consultant: 3 Morningstar Associates, LLC	Seeks current income and preservation of capital.
Transamerica Asset Allocation – Growth VP 2	Transamerica Asset Management, Inc. Portfolio Construction Consultant: 3 Morningstar Associates, LLC	Seeks long-term capital appreciation.
Transamerica Asset Allocation – Moderate Growth VP 2	Transamerica Asset Management, Inc. Portfolio Construction Consultant: 3 Morningstar Associates, LLC	Seeks capital appreciation with current income as a secondary objective.
Transamerica Asset Allocation – Moderate VP 2	Transamerica Asset Management, Inc. Portfolio Construction Consultant: 3 Morningstar Associates, LLC	Seeks capital appreciation and current income.
Transamerica Balanced VP	Transamerica Asset Management, Inc. Transamerica Investment Management, LLC	Seeks long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash or cash equivalents.
Transamerica BlackRock Large Cap Value VP	Transamerica Asset Management, Inc. BlackRock Investment Management, LLC	Seeks long-term capital growth.
Transamerica Clarion Global Real Estate Securities VP	Transamerica Asset Management, Inc. ING Clarion Real Estate Securities, L.P.	Seeks long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.

1 Formerly, Transamerica MFS High Yield Bond VP.  Under normal market conditions, this portfolio invests at least 80% of its net assets in credit default swaps and other financial instruments that in combination have economic characteristics similar to the high yield debt (“junk bonds”) market and/or in high yield debt securities.
2 Each asset allocation portfolio invests in a combination of underlying Transamerica Series Trust and Transamerica Funds portfolios.
3 In Morningstar’s role as portfolio construction manager, Morningstar makes asset allocation and fund selection decisions for the portfolio.

Portfolio	Investment Adviser/Sub-Adviser	Investment Objective
Transamerica Convertible Securities VP	Transamerica Asset Management, Inc. Transamerica Investment Management, LLC	Seeks maximum total return through a combination of current income and capital appreciation.
Transamerica Diversified Equity VP 4	Transamerica Asset Management, Inc. Transamerica Investment Management, LLC	Seeks to maximize capital appreciation.
Transamerica Efficient Markets VP	Transamerica Asset Management, Inc. AEGON USA Investment Management, Inc.	Seeks capital appreciation while seeking income as a secondary objective.
Transamerica Federated Market Opportunity VP	Transamerica Asset Management, Inc. Federated Equity Management Company of Pennsylvania	Seeks to provide absolute (positive) returns with low correlation to the U.S. equity market.
Transamerica Focus VP 5	Transamerica Asset Management, Inc. Transamerica Investment Management, LLC	Seeks to maximize long-term growth.
Transamerica Foxhall Emerging Markets/Pacific Rim VP 6	Transamerica Asset Management, Inc. Foxhall Capital Management, Inc.	Seeks long-term growth of capital.
Transamerica Foxhall Global Conservative VP 6	Transamerica Asset Management, Inc. Foxhall Capital Management, Inc.	Seeks modest growth and preservation of capital.
Transamerica Foxhall Global Growth VP 6	Transamerica Asset Management, Inc. Foxhall Capital Management, Inc.	Seeks long-term growth of capital.
Transamerica Foxhall Global Hard Asset VP 6	Transamerica Asset Management, Inc. Foxhall Capital Management, Inc.	Seeks long-term growth of capital.
Transamerica Growth Opportunities VP	Transamerica Asset Management, Inc. Transamerica Investment Management LLC	Seeks to maximize long-term growth.

4 Formerly, Transamerica Templeton Global VP.
5 Formerly, Transamerica Legg Mason Partners All Cap VP.
6   This portfolio utilizes a tactical asset allocation strategy to seek to achieve its objective by investing in underlying funds consisting of Exchange Traded Funds (“ETF’s) and money market mutual funds.  Tactical asset allocation is an investment strategy that involves keeping certain percentages of total assets invested in specific asset classes ( e.g. , equity, fixed-income, physical commodities, currency, etc.) and may involve frequent trading in and out of those asset classes.   Please see the portfolio’s prospectus for a complete description of the portfolio’s investment strategies and the risks of investing in the portfolio.

Portfolio	Investment Adviser/Sub-Adviser	Investment Objective
Transamerica Hanlon Balanced VP 7	Transamerica Asset Management, Inc. Hanlon Investment Management, Inc.	Seeks current income and capital appreciation.
Transamerica Hanlon Growth and Income VP 7	Transamerica Asset Management, Inc. Hanlon Investment Management, Inc.	Seeks capital appreciation and some current income.
Transamerica Hanlon Growth VP 7	Transamerica Asset Management, Inc. Hanlon Investment Management, Inc.	Seeks long-term capital appreciation.
Transamerica Hanlon Managed Income VP 7	Transamerica Asset Management, Inc. Hanlon Investment Management, Inc.	Seeks conservative stability.
Transamerica Index 50 VP	Transamerica Asset Management, Inc. AEGON USA Investment Management, LLC	Seeks to balance capital appreciation and income.
Transamerica Index 75 VP	Transamerica Asset Management, Inc. AEGON USA Investment Management, LLC	Seeks capital appreciation as a primary objective and income as a secondary objective.
Transamerica International Moderate Growth VP 2	Transamerica Asset Management, Inc. Portfolio Construction Consultant: 3 Morningstar Associates, LLC	Seeks capital appreciation with current income as a secondary objective.
Transamerica JPMorgan Core Bond VP	Transamerica Asset Management, Inc. JPMorgan Investment Advisors Inc.	Seeks total return, consisting of income and capital appreciation.
Transamerica JPMorgan Enhanced Index VP	Transamerica Asset Management, Inc. J. P. Morgan Investment Management Inc.
Seeks to earn a total return modestly in excess of the total return performance of the S&P 500 Composite Stock Price Index (“S&P 500”) (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500.

7 This portfolio utilizes both a tactical asset allocation strategy and a strategic asset allocation strategy to seek to achieve its objective by investing in underlying funds that consist of ETF’s and money market mutual funds.   Tactical asset allocation is an investment strategy that involves keeping certain percentages of total assets invested in specific asset classes ( e.g. , equity, fixed-income, physical commodities, currency, etc.) and may involve frequent trading in and out of those asset classes.   Strategic asset allocation involves a periodic review and rebalancing of a portfolio’s initial asset mix to attempt to maintain the best asset mix for the portfolio to seek to achieve its objective, and the investments are typically longer-tem in nature. Please see the portfolio’s prospectus for a complete description of the portfolio’s investment strategies and the risks of investing in the portfolio.

Portfolio	Investment Adviser/Sub-Adviser	Investment Objective
Transamerica Jennison Growth VP 8	Transamerica Asset Management, Inc. Jennison Associates, LLC.	Seeks long-term growth of capital.
Transamerica MFS International Equity VP	Transamerica Asset Management, Inc. MFS® Investment Management	Seeks capital growth.
Transamerica Money Market VP 9	Transamerica Asset Management, Inc. Transamerica Investment Management, LLC	Seeks maximum current income from money market securities consistent with liquidity and preservation of principal.
Transamerica Morgan Stanley Mid-Cap Growth VP 10	Transamerica Asset Management, Inc. Morgan Stanley Investment Management, Inc.	Seeks capital appreciation.
Transamerica Multi Managed Large Cap Core VP 11	Transamerica Asset Management, Inc. Morgan Stanley Investment Management, Inc.	Seeks to provide high total return.
Transamerica PIMCO Total Return VP	Transamerica Asset Management, Inc. Pacific Investment Management Company LLC	Seeks maximum total return consistent with preservation of capital and prudent investment management.
Transamerica Small/Mid Cap Value VP	Transamerica Asset Management, Inc. Transamerica Investment Management, LLC	Seeks to maximize total return.
Transamerica T. Rowe Price Small Cap VP	Transamerica Asset Management, Inc. T. Rowe Price Associates, Inc.	Seeks long-term growth of capital by investing primarily in common stocks of small growth companies.
Transamerica Third Avenue Value VP	Transamerica Asset Management, Inc. Third Avenue Management LLC	Seeks long-term capital appreciation.

8 Effective May 1, 2010, Transamerica Marsico Growth VP merged into Transamerica Jennison Growth VP .
9 There can be no assurance that the Transamerica Money Market VP portfolio will be able to maintain a stable net asset value per share.  During extended periods of low interest rates, and partly as a result of insurance charges, the yield on the WRL Transamerica Money Market VP subaccount may become extremely low and possibly negative.
10 Formerly, Transamerica Van Kampen Mid-Cap Growth VP.
11 Formerly, Transamerica Van Kampen Large Cap Core VP.

Portfolio	Investment Adviser/Sub-Adviser	Investment Objective
Transamerica U.S. Government Securities VP	Transamerica Asset Management, Inc. Transamerica Investment Management, LLC	Seeks to provide as high a level of total return.
Transamerica WMC Diversified Growth VP 12	Transamerica Asset Management, Inc. Wellington Management Company, LLP	Seeks to maximize long-term growth.
FIDELITY FUNDS:
Fidelity VIP Index 500 Portfolio	Fidelity Management & Research Company	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor’s 500 SM Index.
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AllianceBernstein Balanced Wealth Strategy Portfolio	AllianceBernstein L.P.	Seeks to maximize total return.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Templeton VIP Founding Funds Allocation Fund	Administrator: Franklin Templeton Services, LLC (FT Services) 13	Seeks capital appreciation with a secondary goal of income.
PROFUNDS: 14
ProFund VP Asia 30	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index. The fund does not seek to achieve its stated objective over a period of time greater than one day.

ProFund VP Basic Materials	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index. The fund does not seek to achieve its stated objective over a period of time greater than one day.

ProFund VP Bull	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index SM . The fund does not seek to achieve its stated objective over a period of time greater than one day.

12 Formerly, Transamerica Equity VP.
13   In its role as Administer, FT Services provides certain administrative services and facilities for the fund. FT Services also monitors the percentage of the Fund’s assets allocated to the underlying funds and seeks to rebalance the Fund’s portfolio whenever the percentage of assets allocated to one or more of the funds and seeks to rebalance the Fund’s portfolio whenever the percentage allocated to one or more underlying funds is below or above 3% of the applicable fixed percentage.
14 The ProFunds VP and Access Trust portfolios permit frequent transfers.  Frequent transfers may increase portfolio turnover.  A high level of portfolio turnover may negatively impact performance by increasing transaction costs.  In addition, large movements of assets into and out of a ProFunds or Access Trust VP portfolio may negatively impact a fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses.  See “Disruptive Trading and Market Timing.”  Some ProFunds or Access Trust VP portfolios may use investment techniques not associated with most mutual fund portfolios.  Investors in the ProFunds and Access Trust VP portfolios will bear additional investment risks.  See the ProFunds VP or Access Trust prospectus for a description of the investment objectives and risks associated with investing in the ProFunds or Access Trust VP portfolios.

Portfolio	Investment Adviser/Sub-Adviser	Investment Objective
ProFund VP Consumer Services	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index ® . The fund does not seek to achieve its stated objective over a period of time greater than one day.

ProFund VP Emerging Markets	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Bank of New York Emerging Markets 50 ADR Index. The fund does not seek to achieve its stated objective over a period of time greater than one day.

ProFund VP Europe 30	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the   ProFunds Europe 30 Index. The fund does not seek to achieve its stated objective over a period of time greater than one day.

ProFund VP Falling U.S. Dollar	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the U.S. Dollar Index (USDX). The fund does not seek to achieve its stated objective over a period of time greater than one day.

ProFund VP Financials	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index. The fund does not seek to achieve its stated objective over a period of time greater than one day.

ProFund VP International	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the   Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index. The fund does not seek to achieve its stated objective over a period of time greater than one day.

ProFund VP Japan	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average. The fund does not seek to achieve its stated objective over a period of time greater than one day.

Portfolio	Investment Adviser/Sub-Adviser	Investment Objective
ProFund VP Mid-Cap	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index ® . The fund does not seek to achieve its stated objective over a period of time greater than one day.

ProFund VP Money Market 15	ProFund Advisors LLC	Seeks a high level of current income consistent with liquidity and preservation of capital. The fund does not seek to achieve its stated objective over a period of time greater than one day.
ProFund VP NASDAQ-100	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index. The fund does not seek to achieve its stated objective over a period of time greater than one day.

ProFund VP Oil & Gas	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index. The fund does not seek to achieve its stated objective over a period of time greater than one day.

ProFund VP Pharmaceuticals	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the   Dow Jones U.S. Pharmaceuticals Index. The fund does not seek to achieve its stated objective over a period of time greater than one day.

ProFund VP Precious Metals	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the   Dow Jones Precious Metals Index. The fund does not seek to achieve its stated objective over a period of time greater than one day.

ProFund VP Short Emerging Markets	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the   Bank of New York Emerging Markets 50 ADR Index. The fund does not seek to achieve its stated objective over a period of time greater than one day.

15 There can be no assurance that the ProFund VP Money Market portfolio will be able to maintain a stable net asset value per share.  During extended periods of low interest rates, and partly as a result of insurance charges, the yield on the ProFund VP Money Market subaccount may become extremely low and possibly negative.

Portfolio	Investment Adviser/Sub-Adviser	Investment Objective
ProFund VP Short International	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the   Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index. The fund does not seek to achieve its stated objective over a period of time greater than one day.

ProFund VP Short NASDAQ-100	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the   NASDAQ-100 Index. The fund does not seek to achieve its stated objective over a period of time greater than one day.

ProFund VP Short Small-Cap	ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000 Index.
ProFund VP Small-Cap	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index. The fund does not seek to achieve its stated objective over a period of time greater than one day.

ProFund VP Small-Cap Value	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the   S&P SmallCap 600/Citigroup Value Index. The fund does not seek to achieve its stated objective over a period of time greater than one day.

ProFund VP Telecommunications	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the   Dow Jones U.S. Telecommunications Index. The fund does not seek to achieve its stated objective over a period of time greater than one day.

ProFund VP UltraSmall-Cap	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the   Russell 2000 Index. The fund does not seek to achieve its stated objective over a period of time greater than one day.

Portfolio	Investment Adviser/Sub-Adviser	Investment Objective
ProFund VP U.S. Government Plus	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond. The fund does not seek to achieve its stated objective over a period of time greater than one day.

ProFund VP Utilities	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the   Dow Jones U.S. Utilities Index. The fund does not seek to achieve its stated objective over a period of time greater than one day.

ACCESS TRUST: 14
Access VP High Yield Fund 16	ProFund Advisors LLC	Seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.

16 Under normal market conditions, this portfolio invests at least 80% of its net assets in credit default swaps and other financial instruments that in combination have economic characteristics similar to the high yield debt (“junk bonds”) market and/or in high yield debt securities.

Transamerica Asset Management, Inc. ("Transamerica Asset"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716, is directly owned by Western Reserve (77%) and AUSA Holding Company (23%), and serves as investment adviser to the Transamerica Series Trust and manages the Transamerica Series Trust in accordance with policies and guidelines established by the Transamerica Series Trust's Board of Trustees. For certain portfolios, Transamerica Asset has engaged investment sub - advisers to provide portfolio management services. Transamerica Asset and each investment sub - adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended. See the Transamerica Series Trust prospectuses for more information regarding Transamerica Asset and the investment sub - advisers.

Morningstar Associates, LLC ("Morningstar"), located at 225 West Wacker Drive, Chicago, Illinois 60606, serves as a "consultant" to Transamerica Advisors for investment model creation and maintenance to Transamerica Asset Allocation – Conservative VP, Transamerica Asset Allocation – Moderate VP, Transamerica Asset Allocation – Moderate Growth VP, Transamerica Asset Allocation – Growth VP and Transamerica International Moderate Growth VP of the Transamerica Series Trust.  Morningstar will be paid an annual fee for its services. See the Transamerica Series Trust prospectuses for more information regarding Morningstar.

Fidelity Management & Research Company (“FMR”), located at 82 Devonshire Street, Boston, Massachusetts 02109, serves as investment adviser to the Fidelity VIP Fund and manages the Fidelity VIP Fund in accordance with policies and guidelines established by the Fidelity VIP Fund’s Board of Trustees.  For certain portfolios, FMR has engaged investment sub-advisers to provide portfolio management services with regard to foreign investments.  FMR and each sub-adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended.  See the Fidelity VIP Fund prospectus for more information regarding FMR and the investment sub-adviser.

           ProFund Advisors LLC (“ProFund Advisors”), located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814, serves as the investment advisor and provides management services to all of the ProFunds and Access Trust portfolios. ProFund Advisors oversees the investment and reinvestment of the assets in each ProFunds and Access Trust portfolio in accordance with policies and guidelines established by the ProFunds’ or Access Trust’s Boards of Trustees.  ProFund Advisors is a registered investment adviser under the Investment Advisers Act of 1940, as amended.  See the ProFunds and Access Trust prospectuses for more information regarding ProFund Advisors.

AllianceBernstein L.P., (“AllianceBernstein”) located at 1345 Avenue of the Americas, New York, New York 10105 serves as investment adviser to the Alliance Bernstein Variable Products Series Fund, Inc. and manages the AllianceBernstein Balanced Wealth Strategy Portfolio in accordance with the policies and guidelines established by the AllianceBernstein Board of Directors.  Please see the prospectus for the portfolio for more information regarding AllianceBernstein L.P.

Franklin Advisers, L.P. (“Franklin”), located at One Franklin Parkway, San Mateo, California 94403 serves as investment advisor to the Franklin Templeton Variable Insurance Products Trust and manages the Franklin Templeton VIP Founding Funds Allocation Fund.  Franklin Templeton Services, LLC (“FT Services”) serves as administrator for the portfolio and provides certain administrative services and facilities for the advisor, and oversees rebalancing of the portfolio’s assets.  FT Services will be paid a fee for its services from the portfolio.  Franklin oversees the investment and reinvestment of the portfolio’s assets in accordance with policies and guidelines established by the Trust’s Board of Trustees.  Please see the portfolio’s prospectus for more information regarding Franklin and FT Services.

Selection of Underlying Portfolios

The underlying portfolios offered through this product are selected by Western Reserve, and Western Reserve may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm.  Another factor that we may consider is whether the underlying portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the portfolio can provide marketing and distribution support for sales of the Policies. (For additional information on these arrangements, please refer to the section  of this prospectus entitled “Revenue We Receive.”)  We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from policyowners.  We have included the Transamerica Series Trust portfolios at least in part because they are managed by Transamerica Asset, our directly owned subsidiary.

You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance.  Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. Please note: Certain portfolios have similar name s. When providing your allocation instructions, please state or write the full name of the subaccount that you select for your allocation to ensure that those allocation instructions are in good order .

In making your investment selections, we encourage you to thoroughly investigate all of the information that is available to you regarding the portfolios , including each fund's prospectus, statement of additional information and annual and semi/annual reports.  Other sources such as newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio.  After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your Policy resulting from the performance of the portfolios you have chosen.

We do not recommend or endorse any particular portfolio and we do not provide investment advice.

Addition, Deletion, or Substitution of Portfolios

We do not guarantee that each portfolio will always be available for investment through the Policy.  We reserve the right, subject to compliance with applicable law, to add new portfolios or portfolio classes, close existing portfolios or portfolio classes, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio.  New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers.  We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.

Your Right to Vote Portfolio Shares

Even though we are the legal owner of the portfolio shares held in the subaccounts, and have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as policyowners instruct, as long as such action is required by law.

    Before a vote of a portfolio's shareholders occurs, you will receive voting materials from us. We will ask you to instruct us on how to vote and to return your voting instructions to us in a timely manner. You will have the right to instruct us on the number of portfolio shares that corresponds to the amount of cash value you have in that portfolio (as of a date set by the portfolio).

If we do not receive voting instructions on time from some policyowners, we will vote those shares in the same proportion as the timely voting instructions we receive. Therefore, because of proportional voting, a small number of policyowners may control the outcome of a vote.  Should federal securities laws, regulations and interpretations change, we may elect to vote portfolio shares in our own right. If required by state insurance officials, or if permitted under federal regulation, we may disregard certain owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to policyowners advising you of the action and the reasons we took such action.

Charges and Deductions

This section describes the charges and deductions that we make under the Policy in consideration for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume.  The fees and charges deducted under the Policy may result in a profit to us.

Services and benefits we provide under the Policy:	•	the death benefit, cash and loan benefits;
	•	investment options, including premium allocations;
	•	administration of elective options; and
	•	the distribution of reports to owners.
Costs and expenses we incur:	•	costs associated with processing and underwriting applications;
	•	expenses of issuing and administering the Policy (including any Policy riders);
	•	overhead and other expenses for providing services and benefits and sales and marketing expenses, including compensation paid in connection with the sale of the Policies; and
	•	other costs of doing business, such as collecting premiums, maintaining records, processing claims, effecting transactions, and paying federal, state and local premium and other taxes and fees.
Risks we assume:	•	that the charges we may deduct may be insufficient to meet our actual claims because insureds die sooner than we estimate; and
	•	that the costs of providing the services and benefits under the Policies may exceed the charges we are allowed to deduct.

Some or all of the charges we deduct are used to pay aggregate Policy costs and expenses we incur in providing the services and benefits under the Policy and assuming the risks associated with the Policy.

Premium Expense Charge

Before we allocate the net premium payments you make, we will deduct the premium expense charge.

The premium expense charge is equal to:	•	Currently 0% of each premium payments (4% for Policies issued to residents of Puerto Rico).
	•	We reserve the right to increase the premium expense charge to 2.00% in the future. (6.0% for Policies issued to residents of Puerto Rico)

NOTE:
Some or all of the premium expense charges we deduct are used to pay the aggregate Policy costs and expenses we incur, including distribution costs and/or state premium taxes.  Although state premium tax rates imposed on us vary from state to state, the premium expense charge we deduct will not vary with the state of residence of the policyowner, except for Puerto Rico, as noted above.

Monthly Deductions

We take monthly deductions from the cash value on the Policy date and on each Monthiversary before the insured’s attained age 111. We deduct these charges on a pro rata basis from all accounts (i.e., in the same proportion that the value in each subaccount and the fixed account bears to the total cash value on the Monthiversary). Because the monthly cost of insurance can vary monthly, the monthly deductions will also vary.

The monthly deductions are equal to:	•	the monthly cost of insurance charge for the Policy; plus
	•	any surcharge associated with flat or table substandard ratings; plus
	•	charges for any optional insurance benefits you add to your Policy by rider.

Cost of Insurance Charge:

	•	We deduct this charge each month. It varies each month and is determined as follows:

1.
reduce the death benefit on the Monthiversary by the cash value on the Monthiversary after it has been allocated among the layers of specified amount in force in the following order: first, initial specified amount, then, each increase in specified amount starting with the oldest increase, then the next oldest, successively, until all cash value has been allocated (the resulting amounts are the net amount at risk for each layer of specified amount);

		2.	multiply each layer of net amount at risk provided under 1. (above) by the appropriate monthly cost of insurance rate for that layer; and add the results together.

Optional Insurance Riders:

	•	The monthly deductions will include charges for any optional insurance benefits you add to your Policy by rider. There are currently no optional insurance riders available under the Policy.

To determine the monthly cost of insurance rates, we refer to a schedule of current cost of insurance rates and consider a number of factors including, but not limited to: the insured's issue age on the Policy date, issue age at the time of any requested increase in specified amount, gender, underwriting class, and the length of time from the Policy date or from the date of any requested increase in specified amount.  The factors that affect the net amount at risk for each layer of specified amount include the investment performance of the portfolios in which you invest, payment of premiums, the fees and charges deducted under the Policy, the death benefit option you chose, as well as any Policy transactions (such as loans, partial withdrawals, transfers, and changes in specified amount).  The actual monthly cost of insurance rates are primarily based on our expectations as to future mortality experience and expenses. Monthly cost of insurance rates may be changed by us from time to time.  The actual rates we charge will never be greater than the Table of Guaranteed Maximum Life Insurance Rates stated in your Policy. These guaranteed rates are based on the Commissioners 2001 Standard Ordinary Tobacco and Non-Tobacco Mortality Tables (“2001 C.S.O. Tables”) and the insured's attained age, gender, and rate class. For non sub-standard rate classes, these guaranteed rates will never be greater than the rates in the relevant 2001 C.S.O. Tables.

If you increase the specified amount, different monthly cost of insurance rates may apply to that layer of specified amount, based on factors such as the insured’s issue age and underwriting class at the time of the increase, gender, and the length of time since the increase.

Decreases in specified amount may cause an increase in the rates for the cost of insurance charge.  Decreases in specified amount will be applied on a last-in, first-out basis to the specified amount in force, and will first reduce the specified amount provided by the most recent increase in specified amount in force, then reduce the next most recent increases, successively, and then reduce the initial specified amount.

The underwriting class of the insured will affect the cost of insurance rates. We use a standard method of underwriting in determining underwriting classes, which are based on the health of the insured. We currently place insureds into preferred and standard classes.  Some insureds are placed in extra risk factor underwriting classes, which reflect higher mortality risks and will result in higher costs of insurance rates.  Examples of reasons an insured may be placed into an extra risk factor underwriting class include, but are not limited to, medical history, avocation, occupation, driving record, or planned future travel (where permitted by state law).

We may issue certain Policies on a simplified issue, guaranteed issue or expedited basis. Cost of insurance rates charged for any Policies issued on a simplified or expedited basis may cause healthy individuals to pay higher cost of insurance rates than they would pay under a substantially similar Policy that we offer using different underwriting criteria.

Recovery of Monthly Deductions

If the net surrender value on any Monthiversary is not sufficient to cover the monthly deductions due on such day, the cash value of the Policy may be negative.  This may occur during the grace period.  (See "Policy Lapse and Reinstatement" for more information regarding the grace period.)  We will accrue any such negative values without any accumulation of interest and require repayment by the owner out of future premiums.  If the insured dies before the owner pays the amount due, we will subtract from any death benefit proceeds the amount required to provide insurance to the date the insured died.

Mortality and Expense Risk Charge

We deduct a daily charge from your Policy’s cash value in each subaccount that, together with other fees and charges, compensates us for services rendered, the expenses expected to be incurred and the risks assumed. This charge is equal to:

•	your Policy's cash value in each subaccount; multiplied by
•	the daily pro rata portion of the annual mortality and expense risk charge rate. .

The current annual rate for the mortality and expense risk charge is equal to 0.50% of the average daily net assets of each subaccount.  We guarantee this charge to be no more than 1.00% annually for all Policy years.

If this charge, combined with other Policy fees and charges, does not cover our total actual costs for services rendered and expenses incurred, we absorb the loss. Conversely, if these fees and charges more than cover actual costs, the excess is added to our surplus. We expect to profit from these charges.

Loan Interest Spread

We currently charge you an effective annual interest rate on a Policy loan of 2.75% (3.0% maximum guaranteed) on each Policy anniversary.  We will also credit the amount in the loan reserve account with an effective annual interest rate of 2.0%.  After offsetting the 2.0% interest we credit, the net cost of loans currently is 0.75% annually (1.0% maximum guaranteed).  After the 10th Policy year, we will apply preferred loan rates charged on an amount equal to the cash value minus total premiums paid (less any cash withdrawals) and minus any outstanding loan amount including accrued interest.  The current preferred loan effective annual interest rate charged is 2.00% and is guaranteed not to exceed 2.25%.  After the insured’s attained age of 111, all loans, new and existing, are considered preferred loans.

Taxes

We currently do not make any deductions for taxes from the separate account. We may do so in the future to the extent that such taxes are imposed by federal or state agencies.

Rider Charge

•
Living Benefit Rider (an Accelerated Death Benefit). We reduce the single sum benefit by a discount factor to compensate us for expected lost income resulting from the early payment of the death benefit.  The discount factor is equal to the current yield on 90-day Treasury bills or the Policy loan interest rate, whichever is greater.  For further information about the Living Benefit Rider, including a numerical example showing the calculation of a discounted single sum benefit and the impact of acceleration of a portion of the death benefit available under a Policy on any remaining death benefit and Policy value, please see the “Supplemental Benefit (Rider)” section of this prospectus.

Portfolio Expenses

The portfolios deduct management fees and expenses from the amounts you have invested in the portfolios. These fees and expenses reduce the value of your portfolio shares.  Some portfolios also deduct 12b-1 fees from portfolio assets.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the portfolios, their advisers, sub-advisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur.  We (and/or our affiliates) generally receive three types of payments:

•
Rule 12b-1 Fees.  Our affiliate, Transamerica Capital, Inc. (“TCI”), serves as principal underwriter for the Policies. TCI receives some or all of the 12b-1 fees from the funds.  Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us.  These fees range from 0.00% to 0.35% of the average daily assets of the certain portfolios attributable to the Policies and to certain other variable insurance products that we and our affiliates issue.

•
Administrative, Marketing and Support Service Fees (“Service Fees”).  The investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the portfolios may make payments to us and/or our affiliates, including TCI.  These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser re alizes on the advisory fee deducted from portfolio assets.  The amount of th is compensation is generally based on a percentage of the assets of the particular fund portfolios attributable to the Policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and may be significant.  Some advisers or sub-advisers (or other affiliates) pay us more than others.

The chart below provides the maximum combined percentages of 12b-1 fees and Service Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Western Reserve and TCI
Fund	Maximum Fee % of Assets *
Transamerica Series Trust **	--
Fidelity Variable Insurance Products Fund	0.45%***
ProFunds	0.50%
Access One Trust	0.50%
Franklin Templeton	0.35%
AllianceBernstein	0.25%

*
Payments are based on a percentage of the average assets of each fund portfolio owned by the subaccounts that are available under this Policy and under certain other variable insurance products offered by our affiliates and us.  We and TCI may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we and/or TCI provide.

**
Because the Transamerica Series Trust is managed by an affiliate, there are additional benefits to us and our affiliates for amounts you allocate to the Transamerica Series Trust portfolios, in terms of our and our affiliates’ overall profitability.  During 200 9 we received approximately $ 11.3 million in benefits from Transamerica Asset.

***	We receive this percentage once $100 million in fund shares are held by the subaccounts of Western Reserve and its affiliates.

    Other payments.  We and our affiliates, including TCI, Transamerica Financial Advisors, Inc. (“TFA”) (formerly, InterSecurities, Inc. or “ISI”), and World Group Securities (“WGS”), also directly or indirectly receive additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued or managed by us and our affiliates.  These payments may be derived in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from portfolio assets.  Policyowners, through their indirect investment in the portfolios, bear the costs of those advisory fees (see the prospectuses for the funds for more information.  Certain advisers and sub-advisers of the underlying portfolios (or their affiliates) (1) may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences that are attended by TCI’s wholesalers; (2) may pay TFA varying amounts to obtain access to TFA’s wholesaling and selling representatives; (3) may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the portfolios and to assist with their promotional efforts; and (4) may reimburse our affiliated selling firms for exhibit booths and other items at national conferences of selling representatives. The amounts may be significant and these arrangements provide the adviser or sub-adviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the Policy.

 For the calendar year ended December 31, 200 9 , TCI received revenue sharing payments ranging from $ 3,500 to $ 32,000 (for a total of $ 277,350 ) from the following fund managers and/or sub-advisers to participate in TCI’s events:  American Century Investment Management; MFS Investment Management; Transamerica Investment Management, LLC; Pacific Investment Management Company LLC; Jennison Associates; Legg Mason; Alliance Bernstein; Federated Funds; Fidelity Funds; ING Clarion; BlackRock; Columbia Management LLC; JPMorgan Investment Management, Inc.; Oppenheimer Funds; Dreyfus; Evergreen Funds; J anus Capital; Natixis Asset Management Advisors; Putnam; Schroder; Van Kampen; and Vanguard.

Please note some of the aforementioned managers and/or sub-advisers may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the funds, the advisers, the sub-advisers and/or their affiliates may be profit to us, and may be used for any corporate purpose, including payment of expenses (i) that we and our affiliates incur in promoting, issuing, marketing and administering the Policies; and (ii) that we incur, in our role as intermediary, in promoting, marketing and administering the fund portfolios.

For further information about the compensation payments we make in connection with the sale of the Policies, see “Sale of the Policies” in this prospectus.

The Policy

Depending on the state of issue, your Policy may be an individual Policy or a certificate issued under a group Policy.  The Policy is subject to the insurance laws and regulations of each state or jurisdiction in which it is available for distribution.  There may be differences between the Policy issued and the general Policy description contained in this prospectus because of requirements of the state where your Policy is issued.  Some of the state specific differences are included in the prospectus, but this prospectus does not include references to all state specific differences.  All state specific Policy features will be described in your Policy.

Ownership Rights

The Policy belongs to the owner named in the application. The owner may exercise all of the rights and options described in the Policy. The owner is the insured unless the application specifies a different person as the insured. If the owner dies before the insured and no contingent owner is named, then ownership of the Policy will pass to the owner's estate. The principal rights an owner may exercise are:

•	to designate or change beneficiaries before the death of the insured;
•	to receive amounts payable before the death of the insured;
•	to assign the Policy (if you assign the Policy, your rights and the rights of anyone who is to receive payment under the Policy are subject to the terms of that assignment);
•	to change the owner of the Policy; and
•	to change the specified amount or death benefit option type of the Policy.

    No designation or change in designation of an owner will take effect unless we receive written request thereof.  When received, the request will take effect as of the date we receive it in good order at our mailing address , subject to payment or other action taken by us before it was received.

Modifying the Policy

Any modifications or waiver of any rights or requirements under the Policy must be in writing in good order, and signed by our president or secretary.  No registered representative may bind us by making any promise not contained in the Policy.

Upon notice to you, we may amend the Policy:

•	to make the Policy or the separate account comply with any law or regulation issued by a governmental agency to which we are subject; or
•	to assure qualification of the Policy as a life insurance contract under the Internal Revenue Code or to meet applicable requirements of federal or state laws relating to variable life policies; or
•	to reflect a change in the operation of the separate account; or
•	to provide additional subaccounts and/or fixed account options.

We may also decide to purchase for the separate account securities from other portfolios.  We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

Purchasing a Policy

To purchase a Policy, you must submit a completed application (in good order) and an initial premium to us through any licensed life insurance agent who is also an investment advisor   representative of a broker-dealer having a selling agreement with TCI, the principal underwriter for the Policy, and us. We may require you to pay an initial premium of at least $30,000.

You select the specified amount of insurance coverage for your Policy within the following limits. Our current minimum specified amount for an insured up to issue age 55 is $1,000,000; for an insured issue ages 56 – 85 the minimum specified amount is $500,000.

We will generally only issue a Policy to you if you provide sufficient evidence that the insured meets our insurability standards. Your application is subject to our underwriting rules, and we may reject any application for any reason permitted by law. We will not issue a Policy to you if the insured is under the age of 25 or over the age 85. The insured must be insurable and acceptable to us under our underwriting rules on the later of:

•	the date of your application; or
•	the date the insured completes all of the medical tests and examinations that we require.

Tax - Free "Section 1035" Exchanges

You can generally exchange one life insurance policy for another covering the same insured in a "tax - free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both life insurance policies carefully. Remember that if you exchange another life insurance policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy, other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, or if your current policy has a policy loan, you may also have to pay federal income tax.  You should not exchange another life insurance policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Policy (that person will generally earn a commission if you buy the Policy through an exchange or otherwise).

When Insurance Coverage Takes Effect

Insurance coverage under the Policy will take effect only if all of the following conditions have been met: (1) the first full premium must be received by the Company; (2) during the lifetime of every proposed insured, the proposed owner must have personally received and accepted the Policy which was applied for and all answers on the application must be true and correct on the date such Policy is received and accepted; and (3) on the date of the later of either (1) or

(2) above, all of the statements and answers given in the application must be true and complete, and there must have been no change in the insurability of any proposed insured.

Conditional Insurance Coverage. If you pay the full initial premium and have met all of the requirements listed in the conditional receipt attached to the application, and we deliver the conditional receipt to you, the insured may have conditional insurance coverage under the terms of the conditional receipt. The conditional insurance coverage may vary by state and/or underwriting standards. Because we do not accept initial premiums in advance for Policies with a specified amount in excess of $1,000,000, we do not offer conditional insurance coverage for Policies issued with a specified amount in excess of $1,000,000. Conditional insurance coverage is void if the check or draft you gave us to pay the initial premium is not honored when we first present it for payment.

The aggregate amount of conditional insurance coverage, if any, is the lesser of:	•	the amounts applied for under all conditional receipts issued by us; or
	•	$500,000 of life insurance.

Subject to the conditions and limitations of the conditional receipt, conditional insurance under the terms of the Policy applied for may become effective as of the later of:	•	the date of application; or
	•	the date of the last medical examination, test, and other
screenings required by us, if any (the “Effective
Date”). Such conditional insurance will take effect as
of the Effective Date, as long as all of the following
requirements are met:
1.
The person proposed to be insured is found to have been insurable as of the Effective Date, exactly as applied for in accordance with our underwriting rules and standards, without any modifications as to plan, amount, or premium rate;

		2.	As of the Effective Date, all statements and answers given in the application must be true;
3.
The payment made with the application must not be less than the full initial premium for the mode of payment chosen in the application and must be received at our mailing address within the lifetime of the proposed insured;

4.
All medical examinations, tests, and other screenings required of the proposed insured by us are completed and the results received at our mailing address within 60 days of the date the application was signed; and

		5.	All parts of the application, any supplemental application, questionnaires, addendum and/or amendment to the application are signed and received in good order, at our mailing address.

Any conditional life insurance coverage terminates on the earliest of:	a.	60 days from the date the application was signed;
	b.	the date we either mail notice to the applicant of the rejection of the application and/or mail a refund of any amounts paid with the application;
	c.	when the insurance applied for goes into effect under the terms of the Policy applied for; or
	d.	the date we offer to provide insurance on terms that differ from the insurance for which you have applied.

Special limitations of the conditional receipt:	•	The conditional receipt is not valid unless:
> all blanks in the conditional receipt are completed; and
> the receipt is signed by a registered representative or authorized Company representative.

Other limitations:	•	There is no conditional receipt coverage for riders or any additional benefits, if any, for which you may have applied.
	•	If one or more of the receipt’s conditions have not been met exactly, or if a proposed insured dies by suicide, we will not be liable except to return any payment made with the application.
•
If we do not approve and accept the application within 60 days of the date you signed the application, the application will be deemed to be rejected by us and there will be no conditional insurance coverage.  In that case, Western Reserve’s liability will be limited to returning any payment(s) you have made upon return of this receipt to us.

Full Insurance Coverage and Allocation of Initial Premium.  Once we determine that the insured meets our underwriting requirements and you have paid the initial premium, the Policy will be issued and full insurance coverage will begin and we will begin to take the monthly deductions from your net premium. This date is the Policy date (the record date, if Policy is backdated.)  Any premium payments we receive before the Policy date (record date, if applicable) will be held in a non-interest bearing suspense account.  On the Policy date (or on the record date if your Policy is backdated), the entire amount in the non-interest bearing suspense account will be allocated as follows: (i) to the subaccounts and/or the fixed account as you specified in your application, if your state does not require a full refund of initial premium; or (ii) to the reallocation account, if your state requires us to return your initial premium in the event you exercise your free-look right. (While held in the reallocation account, premium(s) will be credited with interest at the current fixed rate until the reallocation date when they will be allocated to the subaccounts and/or the fixed account as you specified in your application.)  Please note: Your premiums are credited on the date the Policy is issued, not the backdated Policy date.

On any day we credit net premiums or transfer cash value to a subaccount, we will convert the dollar amount of the net premium (or transfer) into subaccount units at the unit value for that subaccount, determined at the end of the day on which we receive the premium or transaction request as follows:

Transaction Type:	Priced when received at our:
payment by check	mailing address, unless other address appears on your billing coupon
transfer request	administrative office
payment by wire transfer	administrative office
electronic credit and debit transactions (e.g., payments through direct deposit, debit transfers, and forms of e-commerce payments	administrative office

We will credit amounts to the subaccounts only on a valuation date, that is, on a date the New York Stock Exchange ("NYSE") is open for trading.

Backdating a Policy

If you request, we may backdate a Policy by assigning a Policy date earlier than the date the Policy is issued. However, in no event will we backdate a Policy earlier than the earliest date allowed by state law or by our underwriting rules. Your request must be in writing and, if we approve the request, will amend your application.  Your premiums, however, will be credited on the date the Policy is issued, not the backdated Policy date.

Cost of insurance charges are based in part on the age of the insured on the Policy date or on the date of a requested increase in specified amount.  Generally, cost of insurance charges are lower at a younger age. We will deduct the monthly deductions, that is, the cost of insurance charges, for the period that the Policy is backdated. This means that while the monthly deductions may be lower than what would have been charged had we not backdated the Policy, you will be paying for insurance during a period when the Policy was not in force.

Policy Changes After Age 111

If the Policy is still in force on the Policy anniversary on or following the insured’s 111th birthday, the Policy will continue, with the following changes, unless state law otherwise requires:

•	We will no longer accept any further premium payments;
•	We will no longer deduct the monthly deductions;
•	We will continue to deduct the mortality and expense risk charge, if any;
•	Interest will continue to accrue on any Policy loans, as before, and all loans, new and existing, are considered preferred loans;
•	We will continue to accept Policy loan repayments and loan interest payments; and
•	We will continue to permit Policy loans and withdrawals to be made.

Policy Features

Premiums

Allocating Premiums

You must instruct us on how to allocate your net premium among the subaccounts and the fixed account. The fixed account may not be available in all states to direct or transfer money into. You must follow these guidelines:

•	allocation percentages must be in whole numbers;
•
if you select dollar cost averaging, we may require you to have a minimum of $5,000 in each subaccount from which we will make transfers and you may be required to transfer at least a total of $100 monthly;

•	if you select asset rebalancing, the cash value of your Policy, if an existing Policy, or your minimum initial premium, if a new Policy, must be at least $5,000; and
•
u nless otherwise required by state law, we may restrict your allocations to the fixed account if the fixed account value, excluding amounts in the loan reserve, following the allocation would exceed $250,000.

Currently, you may change the allocation instructions for additional premium payments without charge at any time by writing us at our mailing address or calling us at our administrative office at 1-800-851-9777, Monday - Friday, between the hours of 8:30 a.m. - 7:00 p.m. Eastern time. You may also change allocations through our web site at www.westernreserve.com . Please note:  Certain subaccounts have similar names.   When providing your allocation instructions, please state or write the full name of the subaccount that you select for your allocatio n to ensure that those allocation instructions are in good order. . The change will be effective as of the valuation date on which we receive the change request in good order, at our mailing address or our administrative office. Upon instructions from you, the registered representative of record for your Policy may also change your allocation instructions for you. The minimum amount you can allocate to a particular subaccount is 1.0% of a net premium payment.

Whenever you direct money into a subaccount, we will credit your Policy with the number of units for that subaccount that can be bought for the dollar payment. Premium payments received at our mailing address, or at the address on your billing coupon (for payments made by check) or at our administrative office (for payments made by wire transfer and through electronic credit and debit transactions), before the NYSE closes are priced using the unit value determined at the closing of the regular business session of the NYSE (usually at 4:00 p.m. Eastern time). If we receive a premium payment after the NYSE closes, we will process the order using the subaccount unit value determined at the close of the next regular session of the NYSE. We will credit amounts to the subaccounts only on a valuation date, that is, on a date the NYSE is open for trading.  Your cash value will vary with the investment experience of the subaccounts in which you invest. You bear the investment risk for amounts you allocate to the subaccounts.

You should periodically review how your cash value is allocated among the subaccounts and the fixed account because market conditions and your overall financial objectives may change.

Reallocation Account. If your state requires us to return your initial premium in the event you exercise your free - look right, we will allocate the initial net premium on the Policy date (or the record date if your Policy is backdated) to the reallocation account (or as otherwise mandated by state law) as shown on your Policy schedule page. While held in the reallocation account, net premium(s) will be credited with interest at the current fixed account rate and reduced by any monthly deductions due. The net premiums will remain in the reallocation account until the reallocation date. The reallocation date is the date we allocate all cash value held in the reallocation account to the fixed account and subaccounts you selected on your application. If your state requires us to return the full premium in the event you exercise your free-look right, the reallocation date stated in your Policy is as long as we estimate your free-look period to last. Please contact your registered representative for details concerning the free - look period for your state.

On the first valuation date on or after the reallocation date, we will reallocate all cash value from the reallocation account to the fixed account and the subaccounts you selected on the application. If, however, you requested dollar cost averaging, then on the reallocation date we will reallocate the cash value either to the fixed account, the WRL Transamerica Money Market VP subaccount or the WRL Transamerica JPMorgan Core Bond VP subaccount (depending on which account or subaccount you selected on your application).

Please note: For states that do not require a full refund of the initial premium, the reallocation date is the same as the Policy date. On the Policy date, we will allocate your initial net premium, minus monthly deductions, to the fixed account and the subaccounts in accordance with the instructions you gave us on your application.

Premium Flexibility

You generally have flexibility to determine the frequency and the amount of the premiums you pay. Unlike conventional insurance policies, you do not have to pay your premiums according to a rigid and inflexible premium schedule. Before we issue the Policy to you, we may require you to pay an initial premium of at least $30,000. Thereafter (subject to the limitations described below), you may make unscheduled premium payments at any time and in any amount over $50. Under some circumstances, you may be required to pay extra premiums to prevent a lapse.

Planned Periodic Payments

You will determine a planned periodic payment schedule, which allows you to pay level premiums at fixed intervals over a specified period of time. You are not required to pay premiums according to this schedule. You may change the amount, frequency, and the time period over which you make your planned periodic payments. Please be sure to notify us or your agent/registered representative of any address changes so that we may be able to keep your current address on record.

Even if you make your planned periodic payments on schedule, your Policy still may lapse. The duration of your Policy depends on the Policy's net surrender value. If the net surrender value is not high enough to pay the monthly deductions when due, then your Policy will lapse (unless you make the payment we specify during the 61 - day grace period).

Premium Limitations

We may require premium payments to be at least $50 ($1,000 if by wire). We may return premiums less the minimum. We will not allow you to make any premium payments that would cause the total amount of the premiums you pay to exceed the current maximum premium limitation, if applicable, by which the Policy qualifies as life insurance under federal tax laws. Your maximum premium limitation can be obtained upon request to us at our mailing address or administrative office. If you make a payment that would cause your total premiums to be greater than the maximum premium limitations, we will return the excess portion of the premium payment within 60 days after the end of that Policy year.  In addition, we reserve the right to refund a premium or require evidence of insurability if the premium would increase the death benefit by more than the amount of the premium. The guideline premium test has additional premium limitations.  We will not accept a payment that will cause the Policy to become a modified endowment contract without your consent. (See “Death Benefit” for more information regarding the guideline premium test.)

Making Premium Payments

We will deduct certain charges from your premium payments.  We will accept premium payments by wire transfer. If you wish to make payments by wire transfer, you should contact our administrative office at 1-800-851-9777 for instructions on wiring federal funds to us.

Tax - Free Exchanges ("1035 Exchanges"). We will accept a portion of or your entire initial premium from one or more contracts insuring the same insured that qualify for tax - free exchanges under Section 1035 of the Internal Revenue Code. If you contemplate such an exchange, you should consult a competent tax advisor to learn the potential tax effects of such a transaction.

Subject to our underwriting requirements, we will permit you to make one additional cash payment within three business days of our receipt of the proceeds from the 1035 Exchange before we finalize your Policy's specified amount.

Transfers

General

You or your registered representative of record may make transfers among the subaccounts or from the subaccounts to the fixed account. You will be bound by any transfers made by your registered representative.  We determine the amount you have available for transfers at the end of the valuation period when we receive your transfer request.  We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit. The following features apply to transfers under the Policy:

•
Your Policy may be limited to a cumulative transfer out of the fixed account each Policy year of the greater of up to 25% of the amount in the fixed account or the amount transferred out of the fixed account in the previous Policy year.  Currently, we do not, but reserve the right to, limit the number of transfers out of the fixed account to one per Policy year.  If we modify or stop this current practice, we will notify you at the time of your transfer.

•
Unless otherwise required by state law, we may restrict transfers to the fixed account, if the fixed account value, excluding amounts in the loan reserve, following the transfer would exceed $250,000.  This restriction does not apply to any transfer to the fixed account necessary in the exercise of conversion rights.

•
You currently may request transfers in writing (in a form we accept) to our mailing address; by fax or by telephone to our administrative office; or electronically through our website (www.westernreserve.com). Please note: Certain subaccounts have similar names .   I t is important that you state or write the full name of the subaccount when making a transfer request to ensure that any transfer request is in good order .

•	There is no minimum amount that must be transferred.
•	There is no minimum amount that must remain in a subaccount after a transfer.
•	We consider all transfers made in any one day to be a single transfer.

We will process any transfer order that is received in good order in writing at our mailing address or by fax or by telephone at our administrative office before the NYSE closes ( usually 4:00 p.m. Eastern time), using the subaccount unit value determined at the end of that session of the NYSE. If we receive the transfer order after the NYSE closes, we will process the order using the subaccount unit value determined at the close of the next regular business session of the NYSE.

Disruptive Trading and Market Timing

The market timing policy and the related procedures (discussed below) do not apply to the ProFunds or Access Trust subaccounts because the corresponding portfolios are specifically designed to accommodate frequent transfer activity.  If you invest in the ProFunds and/or Access Trust subaccounts, you should be aware that you may bear the costs and increased risks of frequent transfers discussed below.

Statement of Policy.  This variable insurance Policy was not designed for the use of market timers or frequent or disruptive traders.  Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

           Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policyowners (and beneficiaries and underlying fund portfolios).  These risks and harmful effects include:

(1)           dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)           an adverse effect on portfolio management, such as:
                (a)       impeding a portfolio manager’s ability to sustain an investment objective;
(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or
(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)           increased brokerage and administrative expenses.

These costs are borne by all policyowners invested in those subaccounts, not just those making the transfers.

           We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading.  Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

           Detection.    We employ various means in an attempt to detect and deter market timing and disruptive trading.  However, despite our monitoring we may not be able to detect nor halt all harmful trading.  In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

           Deterrence.  If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading.  Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policyowners (or others having an interest in the variable insurance products).  As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges.  We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers.  This means that we would accept only written transfer requests with an original signature transmitted to us only by standard United States Postal Service First Class mail.  We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

           We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading.  We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis.  We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit.  We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policyowners may be treated differently than others in that some transfers may be reversed and others allowed.  For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.  Please note: If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing those services.

           In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers.  We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio.  To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

            · expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain             transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a defensive transfer restriction (e.g., expressly limiting the number of trades within a given period or their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a defensive transfer restriction).  As noted above, we do not impose a defensive transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

           Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity.  Our ability to detect market timing or other disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policyowners (or those acting on their behalf) to avoid detection.  As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to deter or detect market timing or disruptive trading by such policyowners or intermediaries acting on their behalf.  Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders which we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter market timing or other harmful trading that may adversely affect other policyowners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product.  In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

           Underlying Fund Portfolio Frequent Trading Policies.  The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares.  Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures.  The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading.  Policyowners should be aware that we may not have the contractual ability or the operational capacity to monitor policyowners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers.  Accordingly, policyowners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

 You should be aware that, as required by SEC regulation, we have entered into a written agreement with each underlying fund or principal underwriter that obligates us to provide the fund, upon written request, with information about you and your trading activities in the fund's portfolios.  In addition, we are obligated to execute instructions from the funds that may require us to restrict or prohibit your investment in a specific portfolio if the fund identifies you as violating the frequent trading policies that the fund has established for that portfolio.

If we receive a premium payment from you that you allocate into a fund that has directed us to restrict or prohibit your trades into the fund , then we will request new allocation instructions from you and redirect your premium payment to the WRL Transamerica Money Market VP subaccount in the interim.  If we receive from you a transfer request into a fund that has directed us to restrict or prohibit your trades, then we will not effect the transfer.

           Omnibus Order.  Policyowners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products.  The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products.  The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures.  We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios.  These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity.  If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios.  In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

ProFunds and Access Trust Subaccounts.  Because the above restrictions do not apply to the ProFunds or Access Trust subaccounts, they may have a greater risk than others of suffering from the harmful effects of market timing and disruptive trading, as discussed above (i.e., dilution, an adverse effect on portfolio management and increased expenses).

Telephone, Fax and Online Privileges. Telephone transfer privileges will automatically apply to your Policy unless you provide other instructions. The telephone transfer privileges allow you to give authority to the registered representative of record for your Policy to make telephone transfers and to change the allocation of future payments among the subaccounts and the fixed account on your behalf according to your instructions. To make a telephone transfer, you may call us at our administrative office at 1-800-851-9777, Monday - Friday, between the hours of 8:30 a.m. - 7:00 p.m. Eastern time, or fax your subaccount transfer instructions to 1-727- 299- 1648 (for all other requests made by facsimile, please use 1-727-299-1620). You also may request transfers electronically through our website, www.westernreserve.com.  Please note: Certain subaccounts have similar names.   When providing your allocation instructions, please state or write the full name of the subaccount that you select for your allocation to ensure that those allocation instructions are in good order.

Please note the following regarding telephone, Internet or fax transfers:

•	We will employ reasonable procedures to confirm that instructions are genuine.
•	If we follow these procedures, we are not liable for any loss, damage, cost or expense from complying with instructions we reasonably believe to be authentic. You bear the risk of any such loss.
•	If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent instructions.
•
Such procedures may include requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of transactions to owners, and/or tape recording telephone instructions received from owners.

•	We may also require that you send us the telephone, Internet or fax transfer order in writing.
•	If you do not want the ability to make telephone or Internet transfers, you should notify us in writing at our mailing address.
•	We will not be responsible for same - day processing of transfers if faxed to a number other than 1-727-299-1648 or 1-727-299-1620.
•
We will not be responsible for any transmittal problems when you fax us your order unless you report it to us within five business days and send us proof of your fax transmittal. We may discontinue this option at any time.

We cannot guarantee that telephone and faxed transactions will always be available. For example, our offices may be closed during severe weather emergencies or there may be interruptions in telephone or fax service beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order at our administrative office. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.

Similarly, online transactions processed via the Internet may not always be possible. Telephone and computer systems, whether yours, your Internet service provider's, your registered representative's or Western Reserve's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your request or inquiry in writing. You should protect your personal identification number (PIN) because self - service options will be available to your registered representative of record and to anyone who provides your PIN. We will not be able to verify that the person using your PIN and providing instructions online is you or one authorized by you.

Fixed Account Transfers

Currently, we do not, but reserve the right to, limit the number of transfers out of the fixed account to one per Policy year.  If we change this, we will notify you.  This current restriction does not apply if you have selected dollar cost averaging.

We also reserve the right to limit the maximum amount you may transfer from the fixed account to the greater of:

>	25% of the amount in the fixed account; or
>	the amount you transferred from the fixed account in the immediately preceding Policy year.

We will make the transfer at the end of the valuation date on which we receive the request, in good order, at our administrative office (for telephonic and facsimile transactions), or at our mailing address (for written correspondence).   We reserve the right to require that you make the transfer request in writing and that we receive the written transfer request no later than 30 days after a Policy anniversary.  Unless otherwise required by state law, we may restrict transfers to the fixed account, if the fixed account value, excluding amounts in the loan reserve, following the transfer would exceed $250,000.  This restriction does not apply to any transfer to the fixed account necessary in the exercise of conversion rights.

    Except when used to pay premiums, we may also defer payment of any amounts from the fixed account for no longer than six months after we receive such written notice.

Conversion Rights

If, within 24 months of your Policy date, you transfer all of your subaccount values to the fixed account, then we will not charge you a transfer fee, even if applicable. You must make your request in writing, and in good order, to our mailing address.

In the event of a material change in the investment policy of any portfolio, you may transfer all subaccount values to the fixed account without a transfer charge.  We must receive your request to transfer all subaccount values to the fixed account within 60 days after the effective date of the change of investment policy or the date you receive notification of such change, whichever is later.

Dollar Cost Averaging

Dollar cost averaging is an investment strategy designed to reduce the average purchase price per unit. The strategy spreads the allocation of your premium into the subaccounts over a period of time. This potentially allows you to reduce the risk of investing most of your premium into the subaccounts at a time when prices are high. The success of this strategy is not assured and depends on market trends. You should consider carefully your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. We make no guarantee that dollar cost averaging will result in a profit or protect you against loss.

Under dollar cost averaging, we automatically transfer a set dollar amount from   the WRL Transamerica Money Market VP subaccount , the WRL Transamerica JPMorgan Core Bond VP subaccount , or the fixed account , to a subaccount that you choose.  We will make the transfers monthly as of the end of the valuation date after the first Monthiversary after the reallocation date. We will make the first transfer in the month after we receive your request (in good order) at our mailing address, provided that we receive the form by the 25th day of the month.

To start dollar cost averaging:	•	You must submit to us in writing to our mailing address or by facsimile to our administrative office, a completed form signed by the owner requesting dollar cost averaging;
	•	You may be required to have at least $5,000 in each account from which we will make transfers;
	•	Your total transfers each month under dollar cost averaging may be limited to a minimum of $100; and
	•	Each month, you may not transfer more than one - tenth of the amount that was in your fixed account at the beginning of dollar cost averaging.

You may request dollar cost averaging at any time. There is no charge for dollar cost averaging.

Dollar cost averaging will terminate if:	•
We receive, in good order, at our mailing address , or by telephone or facsimile to our administrative office, a request to discontinue participation from you, your registered representative or your agent of record;

	•	The value in the accounts from which we make the transfers is depleted;
	•	You elect to participate in the asset rebalancing program; or
	•	You elect to participate in any asset allocation services provided by a third party.

If you terminate your participation in the dollar cost averaging program, we will stop making dollar cost averaging transfers without a new completed dollar cost averaging request form, signed by the owner.  We may modify, suspend, or discontinue dollar cost averaging at any time.

Asset Rebalancing Program

We also offer an asset rebalancing program under which you may transfer amounts periodically to maintain a particular percentage allocation among the subaccounts you have selected.  Asset rebalancing is not available with the fixed account.  Cash value allocated to each subaccount will grow or decline in value at different rates. The asset rebalancing program automatically reallocates the cash value in the subaccounts at the end of each period to match your Policy's currently effective premium allocation schedule. Cash value in the fixed account and the dollar cost averaging program is not available for this program. This program does not guarantee gains. A subaccount may still have losses.

You may elect asset rebalancing to occur on a monthly, quarterly, semi-annual or annual basis. Once we receive the asset rebalancing request form at our mailing address (or by facsimile or telephone at our administrative office) , we will change your premium allocation instructions to match your asset rebalancing instructions, and we will implement the asset rebalancing program on the date you indicated. If you do not indicate a specific date, then we will use the date that we receive your request form. We will credit the amounts transferred at the unit value next determined on the dates the transfers are made. If a day on which rebalancing would ordinarily occur falls on a day on which the NYSE is closed, rebalancing will occur on the next day that the NYSE is open.

To start asset rebalancing:	•	You must submit to us in good order in writing to our mailing address or by facsimile to our administrative office) , a completed asset rebalancing request form signed by the owner; and
	•	You may be required to have a minimum cash value of $5,000 or make a $5,000 initial premium payment.

There is no charge for the asset rebalancing program.

Asset rebalancing will cease if:	•	you elect to participate in the dollar cost averaging program;
	•	we receive at our mailing address , or by telephone or facsimile to our administrative office, a request to discontinue participation from you, your registered representative or your agent of record;
	•	you make any transfer to or from any subaccount other than under a scheduled rebalancing; or
	•	you elect to participate in any asset allocation services provided by a third party.

You may start and stop participation in the asset rebalancing program at any time, but we restrict your right to re-enter the program to once each Policy year. If you wish to resume the asset rebalancing program, you must complete a new request form. We may modify, suspend, or discontinue the asset rebalancing program at any time.

Third Party Asset Allocation Services

We do not offer any asset allocation programs or any investment models for use with your life insurance policy. You may authorize and engage your own investment advisor to manage your account.  These investment advisors may be firms or persons who also are appointed by us, or whose affiliated broker-dealers are appointed by us, as authorized sellers of the Policies.  Even if this is the case, however, please note that the investment advisor you engage to provide advice and/or make transfers for you is not acting on our behalf, but rather is acting on your behalf.  We do not offer advice about how to allocate your cash value under any circumstance.  We are not responsible for any recommendations such investment advisors make, any investment models or asset allocation programs they choose to follow, or any specific transfers they make on your behalf.

Any fee that is charged by your investment advisor is in addition to the fees and expenses that apply under your Policy.  We are not a party to the agreement you have with your investment advisor. You will, however, receive confirmations of transactions that affect your Policy.  (Note: If you make withdrawals of cash value to pay advisory fees, then taxes may apply to any such withdrawals and penalties may be assessed on withdrawals made before you attain age 59 ½.)

If your investment advisor has also acted as your insurance agent with respect to the sale of your Policy, he or she may be receiving compensation for services provided both as an insurance agent and investment advisor.  Alternatively, the investment advisor may compensate the insurance agent from whom you purchased your Policy for the referral that led you to enter into your investment advisory relationship with the investment advisor.  If you are interested in the details about the compensation that your investment advisor and/or your insurance agent receive in connection with your Policy, you should ask them for more details.

We, or an affiliate of ours, will process the financial transactions placed by your registered insurance agent or investment advisor.  We reserve the right to discontinue doing so at any time and for any reason.  We may require insurance agents or investment advisors, who are authorized by multiple policyowners to make financial transactions, to enter into an administrative agreement with Western Reserve as a condition of our accepting transactions on your behalf.  The administrative agreement may impose limitations on the insurance agent’s or investment advisor’s ability to request financial transactions on your behalf.  These limitations, which are discussed in the section above entitled “Transfers—Disruptive Trading and Market Timing,” are intended (i) to minimize the detrimental impact of an investment professional who is in a position to transfer large amounts of money for multiple clients in a particular portfolio or type of portfolio or (ii) to comply with specific restrictions or limitations imposed by a portfolio(s) of Western Reserve.

Please note: Limitations that we may impose on your insurance agent or investment advisor under the terms of the administrative agreement do not apply to financial transactions requested by an owner on the owner’s own behalf, except as otherwise described in this prospectus.

Policy Values

Cash Value

•
Varies from day to day, depending on the investment experience of the subaccounts you choose, the interest credited to the fixed account, the charges deducted and any other Policy transactions (such as additional premium payments, transfers, withdrawals and Policy loans);

•	serves as the starting point for calculating values under a Policy;
•	equals the sum of all values in each subaccount and the fixed account, including any amounts held in the loan reserve account (part of the fixed account) to secure any outstanding Policy loan;
•	is determined on the Policy date and on each valuation date; and
•	has no guaranteed minimum amount and may be more or less than premiums paid.

Net Surrender Value

The net surrender value is the amount we pay when you surrender your Policy while it is in force. We determine the net surrender value at the end of the valuation period when we receive your written surrender request, in good order, at our mailing address.

Net surrender value on any valuation date equals:	•	the cash value as of such date; minus
	•	any outstanding Policy loan amount; minus
	•	any accrued Policy loan interest.

Subaccount Value

The cash value in a subaccount is referred to as “subaccount value.”  At the end of any valuation period, the subaccount value is equal to the number of units that the Policy has in the subaccount, multiplied by the unit value of that subaccount.

The number of units in any subaccount on any valuation date equals:	•	the initial units purchased at unit value on the policy date, or reallocation date, if different; plus
	•	units purchased with additional net premium(s); plus
	•	units purchased through transfers from another subaccount or the fixed account; minus
	•	units redeemed to pay for monthly deductions; minus
	•	units redeemed to pay for cash withdrawals; minus
	•	units redeemed as part of a transfer to another subaccount, the loan reserve account or the fixed account.

Every time you allocate, transfer or withdraw money to or from a subaccount, we convert that dollar amount into units. We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount of the allocation, transfer or cash withdrawal by the unit value for that subaccount next determined at the end of the valuation period on which the premium allocation, transfer request or cash withdrawal request is received: (i) at our mailing address (for written requests and payments); (ii) at our administrative office (for requests by fax or by telephone, or for payments made through electronic credit and debit transactions); or (iii) electronically through our website.

Subaccount Unit Value

The value (or price) of each subaccount unit will reflect the investment performance of the portfolio in which the subaccount invests. Unit values will vary among subaccounts. The unit value at the inception of each class of units of each subaccount was originally established at $10 per unit. The unit value may increase or decrease from one valuation period to the next.

The unit value of any subaccount at the end of a valuation period is calculated as:	•
the total value of the portfolio shares held in the subaccount, including the value of any dividends or capital gains distribution declared and reinvested by the portfolio during the valuation period.  This value is determined by multiplying the number of portfolio shares owned by the subaccount by the portfolio's net asset value per share determined at the end of the valuation period; minus

	•	a charge equal to the daily net assets of the subaccount multiplied by the daily equivalent of the mortality and expense risk charge; minus
	•	the accrued amount of reserve for any taxes or other economic burden resulting from applying tax laws that we determine to be properly attributable to the subaccount; and the result divided by
	•	the number of outstanding units in the subaccount before the purchase or redemption of any units on that date.

The portfolio in which any subaccount invests will determine its net asset value per share once daily, as of the close of the regular business session of the NYSE (usually 4:00 p.m. Eastern time) except on customary national holidays on which the NYSE is closed, which coincides with the end of each valuation period.

Fixed Account Value

On the Policy date, or the reallocation date, if different, the fixed account value is equal to the cash value allocated to the fixed account.

The fixed account value at the end of any valuation period is equal to:	•	the sum of net premium(s) allocated to the fixed account; plus
	•	any amounts transferred from a subaccount to the fixed account (including amounts transferred to the loan reserve account); plus
	•	total interest credited to the fixed account; minus
	•	amounts charged to pay for monthly deductions; minus
	•	amounts withdrawn or surrendered from the fixed account to pay for cash withdrawals; minus
	•	amounts transferred from the fixed account (including amounts transferred from the loan reserve account) to a subaccount.

Death Benefit

Death Benefit Proceeds

Provided that the Policy is in force, we will determine the amount of and pay the death benefit proceeds on an individual Policy upon receipt, in good order at our administrative office, of satisfactory proof of the insured's death, plus written direction (from each eligible recipient of death benefit proceeds) regarding distribution of the death benefit payment, and any other documents, forms and information we need. We may require that the Policy be returned. We will pay the death benefit proceeds to the primary beneficiary(ies), if living, or to a contingent beneficiary. If each beneficiary dies before the insured and there is no contingent beneficiary, we will pay the death benefit proceeds to the owner or the owner's estate. We will pay the death benefit proceeds in a lump sum or under a payment option.

Death benefit proceeds equal:	•	the death benefit (described below); minus
	•	any monthly deductions due during the grace period (if applicable); minus
	•	any outstanding loan amount and accrued loan interest.

We may further adjust the amount of the death benefit proceeds if we contest the Policy or if you misstate the insured's age or gender.

Death Benefit

The Policy provides a death benefit. The death benefit is determined at the end of the valuation period in which the insured dies. You must select one of the three death benefit options we offer in your application. If you do not choose a death benefit option in your application, the Option A death benefit option will automatically be in effect. No matter which death benefit option you choose, we guarantee that, as long as the Policy does not lapse, the death benefit will never be less than the specified amount on the date of the insured's death.

The Policy is intended to qualify under Internal Revenue Code Section 7702 as a life insurance policy for federal tax purposes.  The death benefit is intended to qualify for the federal income tax exclusion. The provisions of the Policy and any attached endorsement or rider will be interpreted to ensure such qualification, regardless of any language to the contrary.

To the extent the death benefit is increased to maintain qualification as a life insurance policy, we will make appropriate adjustments to any monthly deductions or supplemental benefits that are consistent with such an increase.  Adjustments will be reflected in the monthly deductions.

Under Section 7702 of the Internal Revenue Code, a Policy will generally be treated as life insurance for federal tax purposes if at all times it meets the “guideline premium test (GLPT)”.  The GLPT has two components, a premium limit component and a corridor component.  The premium limit restricts the amount of premium that can be paid into the Policy.  The corridor requires that the death benefit be at least a certain percentage (varying each year by age of the insured) of the cash value.

Death Benefit Option A equals the greatest of:	1.	the current specified amount; or
	2.	a specified percentage called the "limitation percentage," as shown on your Policy’s schedule page, multiplied by the cash value on the insured's date of death; or
	3.	the amount required for the Policy to qualify as a life insurance policy under Section 7702 of the Internal Revenue Code.

Under Option A, your death benefit remains level unless the limitation percentage multiplied by the cash value is greater than the specified amount; then the death benefit will vary as the cash value varies.

The limitation percentage is the minimum percentage of cash value we must pay as the death benefit under federal tax requirements. It is based on the attained age of the insured at the beginning of each Policy year. The following table indicates the limitation percentages for the guideline premium test for different ages:

                                                                                                 Attained Age                                                        Limitation Percentage
                                                                                40 and under                                                                                  250%
41 to 45                                                           250% minus 7% for each age over age 40
46 to 50                                                           215% minus 6% for each age over age 45
51 to 55                                                           185% minus 7% for each age over age 50
56 to 60                                                           150% minus 4% for each age over age 55
61 to 65                                                           130% minus 2% for each age over age 60
66 to 70                                                           120% minus 1% for each age over age 65
71 to 75                                                           115% minus 2% for each age over age 70
                                                                                                      76 to 90                                                                                       105%
91 to 95                                                           105% minus 1% for each age over age 90
                                                                                96 to 99                                                                                       100%
                                                                               100 and older                                                                                     101%

If the federal tax code requires us to determine the death benefit by reference to these limitation percentages, the Policy is described as "in the corridor." An increase in the cash value will increase our risk, and we will increase the cost of insurance we deduct from the cash value.

Option A Illustration. Assume that the insured's attained age is under 40, there have been no withdrawals or decreases in specified amount, and that there are no outstanding loans. Under Option A, a Policy with a $2,000,000 specified amount will generally pay $2,000,000 in death benefits. However, because the death benefit must be equal to or be greater than 250% of cash value, any time the cash value of the Policy exceeds $800,000, the death benefit will exceed the $2,000,000 specified amount. (The figure $800,000 is derived by solving for cash value in the following calculation: 2,000,000 = 250% multiplied by cash value.)  Each additional dollar added to the cash value above $800,000 will increase the death benefit by $2.50.

Similarly, as long as the cash value exceeds $800,000, each dollar taken out of the cash value will reduce the death benefit by $2.50. If at any time the cash value multiplied by the limitation percentage is less than the specified amount, then the death benefit will equal the specified amount of the Policy.

Death Benefit Option B equals the greatest of:	1.	the current specified amount; plus the cash value on the insured's date of death; or
	2.	the limitation percentage, as shown on your Policy’s schedule page, multiplied by the cash value on the insured's date of death; or
	3.	the amount required for the Policy to qualify as a life insurance policy under Section 7702 of the Internal Revenue Code.

Under Option B, the death benefit always varies as the cash value varies.

Option B Illustration. Assume that the insured's attained age is under 40 and that there are no outstanding loans. Under Option B, a Policy with a specified amount of $2,000,000 will generally pay a death benefit of $2,000,000 plus cash value. Thus, a Policy with a cash value of $100,000 will have a death benefit of $2,100,000 ($2,000,000 + $100,000). The death benefit, however, must be at least 250% of cash value. As a result, if the cash value of the Policy exceeds $1,333,333, the death benefit will be greater than the specified amount plus cash value. The figure of $1,333,333 is derived by solving for cash value in the calculation 250% multiplied by cash value equals $2,000,000 plus cash value: 250% of $1,333,333 equals $2,000,000 + $1,333,333. Each additional dollar of cash value above $1,333,333 will increase the death benefit by $2.50.

Similarly, any time cash value exceeds $1,333,333, each dollar taken out of cash value will reduce the death benefit by $2.50. If at any time cash value multiplied by the limitation percentage is less than the specified amount plus the cash value, then the death benefit will be the specified amount plus the cash value of the Policy.
Death Benefit Option C equals the greatest of:	1.	death benefit Option A; or
	2.	the current specified amount, multiplied by an age - based "factor" equal to the lesser of
• 1.0; or
• 0.04 multiplied by (95 minus insured's attained age at death) (the "factor" will never be less than zero); plus the cash value on the insured's date of death; or
	3.	the amount required for the Policy to qualify as a life insurance policy under Section 7702 of the Internal Revenue Code.

Under Option C, the death benefit varies with the cash value and the insured's attained age.

Option C--Three Illustrations.

1.  Assume that the insured is under age 40 and that there are no outstanding loans. Under Option C, a Policy with a specified amount of $2,000,000 and with a cash value of $100,000 will have a death benefit of $2,100,000 ($2,000,000 x the minimum of (1.0 and (0.04 x (95-40))) + $100,000). Until the insured attains age 71, this benefit is the same as the Option B benefit.

2.  Assume that the insured is attained age 75 and that there are no outstanding loans. Under Option C, a Policy with a specified amount of $2,000,000 and with a cash value of $500,000 will have a death benefit of $2,100,000 ($2,000,000 x the minimum of (1.0 and (0.04 x (95-75))) + $500,000).

3.  Assume that the insured is attained age 75 and that there are no outstanding loans. Under Option C, a Policy with a specified amount of $2,000,000 and with a cash value of $300,000 will have a death benefit equal to the specified amount of $2,000,000, since the calculation of $2,000,000 times the minimum of (1.0 and (0.04 x (95-75))) plus $300,000 is less than the specified amount.

Death Benefit After Age 111

If the Policy is still in force on the Policy anniversary on or following the insured’s 111th birthday, then the Policy will continue and the death benefit payable will continue to be calculated in accordance with the death benefit option then in effect.

Effect of Cash Withdrawals on the Death Benefit

If you choose Option A, or if you choose Option C and the insured’s attained age is 71 or greater, then a cash withdrawal will reduce the specified amount by an amount equal to the amount of the cash withdrawal.  Regardless of the death benefit option you choose, a cash withdrawal will reduce the death benefit by at least the amount of the withdrawal. For a description of the effect of cash withdrawals on the death benefit option that you select, please refer to the section entitled “Surrenders and Cash Withdrawals – Cash Withdrawal Conditions” in this prospectus.

Choosing Death Benefit Options

You must choose one death benefit option on your application. This is an important decision. The death benefit option you choose will have an impact on the dollar value of the death benefit, on your cash value, and on the amount of cost of insurance charges you pay. If you do not select a death benefit option on your application, then Option A will become the death benefit option for your Policy, by default.

You may find Option A more suitable for you if your goal is to increase your cash value through positive investment experience. You may find Option B more suitable if your goal is to increase your total death benefit. You may find Option C more suitable if your goal is to increase your total death benefit before you reach attained age 70, and to increase your cash value through positive investment experience thereafter.

Changing the Death Benefit Option

After the third Policy year, you may change your death benefit option once each Policy year. We will notify you of the new specified amount.

•	You must send your written request in good order to our mailing address.
•	The effective date of the change will be the Monthiversary on or following the date when we receive your request for a change.
•	You may not make a change that would decrease the specified amount below the minimum specified amount shown on your Policy schedule page.
•	You may not change the death benefit option after the insured attains age 95.
•	There may be adverse federal tax consequences. You should consult a tax advisor before changing your Policy's death benefit option.

Increasing/Decreasing the Specified Amount

You may increase the specified amount once each Policy year if you have not already decreased the specified amount in that year. After the Policy has been in force for three years, you may decrease the specified amount once each Policy year if you have not already increased the specified amount in that year. An increase or decrease in the specified amount will affect your cost of insurance charge and may have adverse federal tax consequences.

You should consult a tax advisor before increasing or decreasing your Policy's specified amount.

Conditions for and impact of decreasing the specified amount:	•	You must send your written request to our mailing address;
	•	Decreases are only allowed after the third Policy year;
	•	You may not increase and decrease your specified amount in the same Policy year.
	•	You may not decrease your specified amount lower than the minimum specified amount shown on your Policy schedule page;
	•	You may not decrease your specified amount if it would disqualify your Policy as life insurance under the Internal Revenue Code;
	•	Until the Policy anniversary on or following the insured’s 65th birthday, we may limit the amount of decrease to no more than 20% of the then current specified amount; and
	•	A decrease in specified amount will take effect on the Monthiversary on or after we receive your written request in good order at our mailing address.

Conditions for and impact of increasing the specified amount:	•	We will accept requests for increases in specified amount on any Monthiversary before the insured’s 86th birthday;
	•	Your request must be in good order and applied for on a supplemental application, and include evidence of insurability satisfactory to us;
	•	A requested increase in specified amount requires our approval and will take effect on the Monthiversary on or after the day we approve your request;
	•	We may require your requested increase in specified amount to be at least $10,000; and
	•	You may not decrease and increase your specified amount in the same Policy year.

Payment Options

There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy, other than in a lump sum. These are described under “Settlement Options.”

Surrenders and Cash Withdrawals

Surrenders

You must make a written request containing an original signature to surrender your Policy for its net surrender value as calculated at the end of the valuation date on which we receive your request at our mailing address. Written requests to surrender a Policy that are received in good order at our mailing address before the NYSE closes are priced using the subaccount unit value determined at the close of that regular business session of the NYSE (usually 4:00 p.m. Eastern time).  If we receive the written request after the NYSE closes, we will process the surrender request using the subaccount unit value determined at the close of the next regular business session of the NYSE.

The insured must be alive, and the Policy must be in force when you make your written request. A surrender is effective as of the date when we receive your written request, in good order, at our mailing address.  Once you surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated. We will normally pay you the net surrender value in a lump sum within seven days or under a settlement option. See “Settlement Options” for more information about the settlement options available under the Policy.  A surrender may have tax consequences. See

“Federal Income Tax Considerations.” Please note: All surrender requests must be submitted in good order to avoid a delay in processing your request.

Cash Withdrawals

After the first Policy year, you may request a cash withdrawal of a portion of your cash value subject to certain conditions.

Cash withdrawal conditions:	•	You must send your written cash withdrawal request with an original signature to our mailing address. If your withdrawal request is less than $500,000, then you may fax it to us at 1- 727-299-1620.
•
During Policy years 2 - 5, the amount of the withdrawal may be limited to a minimum of $500 and to a maximum of the net surrender value minus $10,000.  After the 5th Policy year, the amount of a withdrawal may be limited to no less than $500 and to no more than the net surrender value, minus $500.

	•	You may not take a cash withdrawal if it will reduce the specified amount below the minimum specified amount set forth in the Policy.
•
You may specify the subaccount(s) and the fixed account from which to make the withdrawal. If you do not specify an account, then we will take the withdrawal from each account in accordance with your current premium allocation instructions.

	•	We generally will pay a cash withdrawal request within seven days following the valuation date we receive the request in good order at our mailing address.
	•	You may not take a cash withdrawal that would disqualify your Policy as life insurance under the Internal Revenue Code.
	•	A cash withdrawal may have tax consequences.

Note: All cash withdrawal requests must be submitted in good order to avoid a delay in processing your request. A cash withdrawal will reduce the cash value by the amount of the cash withdrawal, and, in most cases, will reduce the death benefit by at least the amount of the cash withdrawal. When death benefit Option A is in effect or when death benefit Option C is in effect and the insured’s attained age is 71 or greater, a cash withdrawal will reduce the specified amount by an amount equal to the amount of the cash withdrawal.

When we incur extraordinary expenses, such as overnight mail expenses or wire service fees, for expediting delivery of your cash withdrawal or complete surrender payment, we will deduct that charge from the payment. We currently charge $20 for an overnight delivery ($30 for Saturday delivery) and $25 for wire service.  You can obtain further information about these charges by contacting us at our administrative office or mailing address.

Canceling a Policy

You may cancel a Policy for a refund during the "free - look period" by returning it, with a written request to cancel the Policy, to our administrative office or mailing address, to one of our branch offices, or to the registered representative who sold you the Policy. The “free-look” period expires 10 days after you receive the Policy.  In some states you may have more than 10 days. If you decide to cancel the Policy during the “free - look period,” we will treat the Policy as if it had never been issued. We will pay the refund within seven days after we receive the written request and returned Policy at our administrative office or mailing address. If your state requires us to allocate premium according to a policyowner’s instructions during the “free-look” period, then the amount of the refund will be:

•	your cash value in the subaccounts and the fixed account on the date the written request and Policy are received, in good order, at our administrative office or mailing address; plus
•	any charges and taxes we deduct from your premiums; plus
•	any monthly deductions or other charges we deducted from amounts you allocated to the subaccounts and the fixed account.

Some states may require us to refund all of the premiums you paid for the Policy. (See “Policy Features – Premium – Allocating Premiums – Reallocation Account.”)

Signature Guarantees

Signature guarantees are relied upon as a means of preventing the perpetuation of fraud in financial transactions, including the disbursement of funds or assets from a victim's account with a financial institution or a provider of financial services.  They provide protection to investors by, for example, making it more difficult for a person to take another person's money by forging a signature on a written request for the disbursement of funds.

As a protection against fraud, we generally require that the following transaction requests include a Medallion signature guarantee:

•	all requests for disbursements (i.e., cash withdrawals and surrenders) of $500,000 or more;
•	any disbursement request made on or within 10 days of our receipt of a request to change the address of record for an owner's account; and
•
any disbursement request when Western Reserve has been directed to send proceeds to a different address from the address of record for that owner's account.  Please note:  This requirement will not apply to disbursement requests made in connection with exchanges of one annuity policy for another with the same owner in a "tax-free exchange" under Section 1035 of the Internal Revenue Code.

An investor can obtain a signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program.  This includes many:

•	national and state banks;
•	savings banks and savings and loan associations;
•	securities brokers and dealers; and
•	credit unions.

The best source of a signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business.  Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a signature guarantee.  Notarization will not substitute for a signature guarantee.

Loans

General

After the first Policy year (as long as the Policy is in force) you may borrow money from the Policy using the Policy ’s cash value as the only security for the loan. We may permit a loan prior to the first anniversary for Policies issued pursuant to 1035 Exchanges. A loan that is taken from and secured by a Policy may have tax consequences. See "Federal Income Tax Considerations."

Policy loans are subject to	•	we may require you to borrow at least $500; and
certain conditions:	•	the maximum amount you may borrow is 90% of the net surrender value minus loan interest that will accrue prior to the next Policy anniversary.

When you take a loan, we will withdraw an amount equal to the requested loan from each of the subaccounts and the fixed account based on your current premium allocation instructions (unless you specify otherwise). We will transfer that amount to the loan reserve account. The loan reserve account is the portion of the fixed account to which amounts are transferred as collateral for a Policy loan.

We normally pay the amount of the loan within seven days after we receive a loan request, in good order, at our mailing address (or, in limited circumstances described below, by telephone or fax at our administrative office). We may postpone payment of loans under certain conditions.

You may request a loan by telephone by calling us at our administrative office at 1-800-851-9777, Monday - Friday, between the hours of 8:30 a.m. - 7:00 p.m. Eastern time. If the loan amount you request exceeds $50,000 or if the address of record has been changed within the past 10 days, we may reject your request or require a signature guarantee. If you do not want the ability to request a loan by telephone, you should notify us in writing at our mailing address. You will be required to provide certain information for identification purposes when you request a loan by telephone. We may ask you to provide us with written confirmation of your request. We will not be liable for processing a loan request if we believe the request is genuine. (Note: All loan requests must be submitted in good order to avoid a delay in processing your request.)

If your loan request is less than $500,000, then you may fax it to us at 1-727-299-1620. We will not be responsible for any transmittal problems when you fax your request unless you report it to us within five business days and send us proof of your fax transmittal.

You can repay a loan at any time while the Policy is in force. Loan repayments must be sent to our mailing address and will be credited as of the date received .

At each Policy anniversary, we will compare the outstanding loan amount, including accrued loan interest, to the amount in the loan reserve account. We will also make this comparison any time you repay all or part of the loan, or make a request to borrow an additional amount. At each such time, if the outstanding loan amount, including accrued loan interest, exceeds the amount in the loan reserve account, we will withdraw the difference from the subaccounts and the fixed account and transfer it to the loan reserve account, in the same manner as when a loan is made. If the amount in the loan reserve account exceeds the amount of the outstanding loan, including accrued loan interest, we will withdraw the difference from the loan reserve account and transfer it to the subaccounts and the fixed account in the same manner as current premiums are allocated. No charge will be imposed for these transfers, and these transfers are not treated as transfers in calculating the transfer charge. We reserve the right to require a transfer to the fixed account if the loans were originally transferred from the fixed account.

Interest Rate Charged

We currently charge you an effective annual interest rate on a Policy loan of up to 2.75% (3.0% maximum guaranteed) on each Policy anniversary.  We will also credit the amount in the loan reserve account with an effective annual interest rate of 2.0%.  After offsetting the 2.0% interest we credit, the net cost of loans currently is 0.75% annually (1.0% maximum guaranteed).  After the 10th Policy year, we will apply preferred loan charged rates on an amount equal to the cash value minus total premiums paid (less any cash withdrawals) and minus any outstanding loan amount including accrued loan interest.  The current preferred loan effective annual interest rate charged is 2.00% and is guaranteed not to exceed 2.25%.  On and after the insured’s attained age 111, all loans, new and existing, are considered preferred loans.

Loan Reserve Account Interest Rate Credited

We will credit the amount in the loan reserve account with interest at an effective annual rate of 2.0%.

Effect of Policy Loans

A Policy loan reduces the death benefit proceeds and net surrender value by the amount of any outstanding loan amount, including accrued loan interest. Repaying the loan causes the death benefit proceeds and net surrender value to increase by the amount of the repayment. As long as a loan is outstanding, we hold a loan reserve equal to the loan as of the last Policy anniversary plus any accrued interest net of any loan payments. This amount is not affected by the separate account's investment performance and may not be credited with the interest rates accruing on the unloaned portion of cash value in the fixed account. Amounts transferred from the separate account to the loan reserve will reduce the value in the separate account and we will credit such amounts with an interest rate of 2.0% rather than a rate of return reflecting the investment results of the separate account.

We also currently charge interest on Policy loans at an effective annual rate of up to 2.75%.  Because interest is added to the amount of the Policy loan to be repaid, the size of the loan will constantly increase unless the Policy loan is repaid.

There are risks involved in taking a Policy loan, including the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. A Policy loan may also have possible adverse tax consequences. You should consult a tax advisor before taking out a Policy loan.

We will notify you (and any assignee of record) if a loan causes your net surrender value to reach zero. If you do not submit a sufficient payment within 61 days from the date of the notice, your Policy may lapse.

Policy Lapse and Reinstatement

Lapse

Your Policy may not necessarily lapse (terminate without value) if you fail to make a planned periodic payment. However, even if you make all your planned periodic payments, there is a possibility that your Policy will lose value and lapse. Your Policy may lapse (terminate without value) if the net surrender value on any Monthiversary is less than the monthly deductions due on that day. Such lapse might occur if unfavorable investment experience, loans, accrued loan interest, and cash withdrawals cause a decrease in the net surrender value, or you have not paid sufficient premiums as discussed below, to offset the cost of the monthly deductions.

If the net surrender value is not enough to pay the monthly deductions, we will mail a notice to your last known address and any assignee of record. The notice will specify the minimum payment you must pay and the final date by which we must receive the payment to prevent a lapse. We generally require that you make the payment within 61 days after the date of the notice. This 61-day period is called the grace period. We pay the death benefit proceeds if an insured dies during the grace period.  If we do not receive the specified minimum payment by the end of the grace period, then all coverage under the Policy will terminate without value.

Reinstatement

We may reinstate a lapsed Policy within five years after the lapse. To reinstate the Policy you must:

•	submit a written application for reinstatement to our mailing address;
•	provide evidence of insurability satisfactory to us;
•
pay an amount sufficient to provide a net premium equal to any uncollected monthly deductions due up to the time of termination, plus two monthly deductions due in advance at the time of reinstatement.

The cash value of the loan reserve on the reinstatement date will be zero. Your net surrender value on the reinstatement date will equal the cash value at the time your Policy lapsed, plus any net premiums you pay at reinstatement, minus one monthly deduction. The reinstatement date for your Policy will be the Monthiversary on or following the day we approve your application for reinstatement. We may decline a request for reinstatement. We will not reinstate indebtedness (i.e., outstanding loans plus any accrued interest at the time your Policy lapsed).

Federal Income Tax Considerations

The following summarizes some of the basic federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Please consult counsel or other qualified tax advisors for more complete information. We base this discussion on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). Federal income tax laws and the current interpretations by the IRS may change.

Tax Status of the Policy

A Policy must satisfy certain requirements set forth in the Internal Revenue Code (the "Code") in order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the Policy should generally satisfy the applicable Code requirements.

In certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their policies due to their ability to exercise investment control over those assets. Where this is the case, the policyowners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as your flexibility to allocate premiums and cash values, have not been explicitly addressed in published rulings.  We believe that the Policy does not give you investment control over separate account assets.

In addition, the Code requires that the investments of the separate account be "adequately diversified" in order to treat the Policy as a life insurance policy for federal income tax purposes. We intend that the separate account, through the portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance policy for federal income tax purposes.

Tax Treatment of Policy Benefits

In General. We believe that the Policy described in this prospectus is a life insurance policy under Code Section 7702.  Section 7702 affects the taxation of life insurance policies and places limits on the relationship of the cash value to the death benefit.  As life insurance policies, the death benefits of the policies are generally excludable from the gross income of the beneficiaries.  In the absence of any guidance from the IRS on the issue, we believe that providing an amount at risk after age 99 in the manner provided should be sufficient to maintain the excludability of the death benefit after age 99.  However, lack of specific IRS guidance makes the tax treatment of the death benefit after age 99 uncertain.  Also, any increase in cash value should generally not be taxable until received by you or your designee.  However, if your Policy is a modified endowment contract you may be taxed when you take a Policy loan, pledge or assign the Policy. Federal, state and local transfer, estate and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the beneficiary's circumstances. A tax advisor should be consulted on these consequences.

Generally, you will not be deemed to be in constructive receipt of the cash value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract" ("MEC").  Moreover, if a loan from a Policy that is not a MEC is outstanding when the Policy is surrendered or lapses, the amount of outstanding indebtedness will be used to determine the amount distributed and will be taxed accordingly.

Modified Endowment Contracts. Under the Code, certain life insurance policies are classified as MECs and receive less favorable tax treatment than other life insurance policies. The rules are too complex to summarize here, but generally depend on the amount of premiums paid during the first seven Policy years or in the seven Policy years following certain changes in the Policy. Certain changes in the Policy after it is issued could also cause the Policy to be classified as a MEC. Among other things, a reduction in benefits could cause a Policy to become a MEC. Due to the Policy's flexibility, each Policy's circumstances will determine whether the Policy is classified as a MEC. If you do not want your Policy to be classified as a MEC, you should consult a tax advisor to determine the circumstances, if any, under which your Policy would or would not be classified as a MEC.

Upon issue of your Policy, we will notify you as to whether or not your Policy is classified as a MEC based on the initial premium we receive. If your Policy is not a MEC at issue, then you will also be notified of the maximum amount of additional premiums you can pay without causing your Policy to be classified as a MEC. If a payment would cause your Policy to become a MEC, you and your registered representative will be notified. At that time, you will need to notify us if you want to continue your Policy as a MEC. Unless you notify us that you do want to continue your Policy as a MEC, we will refund the dollar amount of the excess premium if we have not yet credited the payment, or, if the premium has been credited, we will return the excess premium within sixty (60) days of year end.

Distributions (other than Death Benefits) from MECs. Policies classified as MECs are subject to the following tax rules:

•
All distributions other than death benefits from a MEC, including distributions upon surrender and cash withdrawals, will be treated first as distributions of gain taxable as ordinary income. They will be treated as tax - free recovery of the owner's investment in the Policy only after all gain has been distributed. Your investment in the Policy is generally your total premium payments. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax - free.

•
Loans taken from or secured by (e.g., by assignment) such a Policy are treated as distributions and taxed accordingly.  If the Policy is part of a collateral assignment split dollar arrangement, the initial assignment as well as increases in cash value during the assignment may be treated as distributions and considered taxable.

•
A 10% additional federal income tax is imposed on the amount included in income except where the distribution or loan is made when you have attained age 59 ½ or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the beneficiary.

•
If a Policy becomes a MEC, distributions that occur during the Policy year will be taxed as distributions from a MEC. In addition, the IRS has the authority, but has not yet done so, to issue regulations providing that distributions from a Policy within two years before it becomes a MEC will also be taxed in this manner.

Distributions (other than Death Benefits) from Policies that are not MECs. Distributions from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy, and as taxable income after the recovery of all investment in the Policy. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance policy for federal income tax purposes if Policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.  Distributions from or loans from or secured by a Policy that is not a MEC are not subject to the 10% additional tax.

Policy Loans.  Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. Instead, such loans are treated as indebtedness. If a loan from a Policy that is not a MEC is outstanding when the Policy is surrendered or lapses, the amount of the outstanding indebtedness will be taxed as if it were a distribution at that time. The tax consequences associated with Policy loans outstanding at and beyond the insured’s attained age 111, and with preferred loan rates, are less clear and a tax advisor should be consulted about such loans.

Deductibility of Policy Loan Interest. In general, interest you pay on a loan from a Policy will not be deductible. Before taking out a Policy loan, you should consult a tax advisor as to the tax consequences.

Investment in the Policy.  Your investment in the Policy is generally the sum of the premium payments you made. When a distribution from the Policy occurs, your investment in the Policy is reduced by the amount of the distribution that is tax - free.

Withholding.  To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability.  The federal income tax withholding rate is generally 10% of the taxable amount of the distribution.  Withholding applies only if the taxable amount of all distributions is at least $200 during a taxable year.  Some states also require withholding for state income taxes.  With the exception of amounts that represent eligible rollover distributions from Pension Plans and 403(b) arrangements, which are subject to mandatory withholding of 20% for federal tax, recipients can generally elect, however, not to have tax withheld from distributions.  If the taxable distributions are delivered to foreign countries, U.S. persons may not elect out of withholding.  Taxable distributions to non-resident aliens are generally subject to withholding at a 30% rate unless withholding is eliminated under an international treaty with the United States.  The payment of death benefits is generally not subject to withholding.

Business Uses of the Policy. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans and business uses of the Policy may vary depending on the particular facts and circumstances of each individual arrangement and business uses of the Policy. Therefore, if you are contemplating using the Policy in any such arrangement, you should be sure to consult a tax advisor as to tax attributes of the arrangement and in its use of life insurance. In recent years, moreover, Congress and the IRS have adopted new rules relating to nonqualified deferred compensation and to life insurance owned by businesses and life insurance used in split - dollar arrangements.  The IRS has recently issued new guidance regarding concerns in the use of life insurance in employee welfare benefit plans, including, but not limited to, the deduction of employer contributions and the status of such plans as listed transactions.  Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax advisor. Recent legislation under Section 101(j) of the Internal Revenue Code has imposed notice, consent and other provisions on policies owned by employers and certain of their affiliates, owners and employees in order to receive death benefits tax-free and added additional tax reporting requirements.

Alternative Minimum Tax. There also may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policyowner is subject to that tax.

Living Benefit Rider (an Accelerated Death Benefit). We believe that the single - sum payment we make under this rider should be fully exclud a ble from the gross income of the beneficiary, except in certain business contexts. You should consult a tax advisor about the consequences of adding this rider to your Policy, or requesting a single - sum payment.

Continuation of Policy Beyond Age 100.  The tax consequences of continuing the Policy beyond the insured’s attained age 100 are unclear and may include taxation of the gain in the Policy or the taxation of the death benefit in whole or in part.  You should consult a tax advisor if you intend to keep the Policy in force beyond the insured’s attained age 100.

Other Tax Considerations. The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation - skipping transfer taxes. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation - skipping and other taxes.

Please note : In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010.  Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form.  Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis.  The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios . Special Rules for Pension Plans and Section 403(b) Arrangements.  If the Policy is purchased in connection with a section 401(a) qualified pension or profit sharing plan, including a section 401(k) plan, or in connection with a section 403(b) plan or program, federal and state income and estate tax consequences could differ from those stated in this prospectus.  The purchase may also affect the qualified status of the plan.  You should consult a qualified tax advisor in connection with such purchase.

Policies owned under these types of plans may be subject to the Employee Retirement Income Security Act of 1974, or ERISA, which may impose additional requirements on the purchase of policies by such plans.  You should consult a qualified advisor regarding ERISA.

Other Policy Information

Settlement Options

If you surrender the Policy, you may elect to receive the net surrender value in either a lump sum or as a series of regular income payments under one of the three settlement options described below. In either event, life insurance coverage ends. Also, when the insured dies, the beneficiary may apply the lump sum death benefit proceeds to one of the same settlement options. If the regular payment under a settlement option would be less than $100, we will instead pay the proceeds in one lump sum. We may make other settlement options available in the future.

Once we begin making payments under a settlement option, you or the beneficiary will no longer have any value in the subaccounts or the fixed account. Instead, the only entitlement will be the amount of the regular payment for the period selected under the terms of the settlement option chosen. Depending upon the circumstances, the effective date of a settlement option is the surrender date or the insured's date of death.

Under any settlement option, the dollar amount of each payment will depend on four things:

•	the amount of the surrender on the surrender date or death benefit proceeds on the insured's date of death;
•	the interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 2.0%);
•	the mortality tables we use; and
•	the specific payment option(s) you choose.

Option 1--Equal Monthly Installments for a Fixed Period	•	We will pay the proceeds, plus interest, in equal monthly installments for a fixed period of your choice, but not longer than 240 months.
	•	We will stop making payments once we have made all the payments for the period selected.

Option 2--Equal Monthly Installments for Life (Life Income)	At your or the beneficiary's direction, we will make equal monthly installments:
	•	only for the life of the payee, at the end of which payments will end; or
	•	for the longer of the payee's life, or for 10 years if the payee dies before the end of the first 10 years of payments; or
	•	for the longer of the payee's life, or until the total amount of all payments we have made equals the proceeds that were applied to the settlement option.

Option 3--Equal Monthly Installments for the Life of the Payee and then to a Designated Survivor (Joint and Survivor)	•	We will make equal monthly payments during the joint lifetime of two persons, first to a chosen payee, and then to a co-payee, if living, upon the death of the payee.
	•	Payments to the co - payee, if living, upon the payee's death will equal either:

	>	the full amount paid to the payee before the payee's death; or
	>	two - thirds of the amount paid to the payee before the payee's death.
•	All payments will cease upon the death of the co - payee.

Retained Asset Accounts

When a death benefit is paid in a lump sum and is $15,000 or greater, your beneficiary may elect to have the death benefit deposited into an interest-bearing account, called the Assurance Plus Account .   We will send the beneficiary a "checkbook," and the beneficiary will have access to the account simply by writing a "draft" for all or part of the amount of the death benefit.  We use a bank, The Northern Trust Company, to process your “drafts.”

Upon receipt of the "draft" by the bank, the bank will draw down the amount you requested from our general account.  We do not guarantee to credit a minimum interest rate on amounts left in the Assurance Plus Account.  Any interest paid on amounts in the Assurance Plus Account is currently taxable.

The Assurance Plus Account is part of our general account.  It is not a bank account, and it is not insured by the FDIC or any other government agency.  As part of our general account, it is subject to the claims of our creditors.  We may make a profit on all amounts left in the Assurance Plus Account.  The Assurance Plus Account is not available in all states.

Payments We Make

We usually pay the amounts of any surrender, cash withdrawal, death benefit proceeds, or settlement options within seven calendar days after we receive all applicable written notices and/or due proofs of death at our administrative office. However, we can postpone such payments if:

•	the NYSE is closed, other than customary weekend and holiday closing, or trading on the NYSE is restricted as determined by the SEC; or
•	the SEC permits, by an order, the postponement for the protection of policyowners; or
•	the SEC determines that an emergency exists that would make the disposal of securities held in the separate account , or the determination of their value , not reasonably practicable.

If you have submitted a recent check or draft, we have the right to defer payment of surrenders, cash withdrawals, death benefit proceeds, or payments under a settlement option until such check or draft has been honored. We also reserve the right to defer payment of transfers, cash withdrawals, death benefit proceeds, or surrenders from the fixed account for up to six months.

If mandated under applicable law, we may be required to reject a premium payment and/or block a policyowner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators.  We may also be required to provide additional information about you or your account to governmental regulators.

Split Dollar Arrangements

You may enter into a split dollar arrangement with another owner or another person(s) whereby the payment of premiums and the right to receive the benefits under the Policy (i.e., cash surrender value of insurance proceeds) are split between the parties. There are different ways of allocating these rights.

For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the premiums and will have the right to receive the cash surrender value. The employee may designate the beneficiary to receive any insurance proceeds in excess of the cash surrender value. If the employee dies while such an arrangement is in effect, the employer would receive from the insurance proceeds the amount that he would have been entitled to receive upon surrender of the Policy and the employee's beneficiary would receive the balance of the proceeds.

No transfer of Policy rights pursuant to a split dollar arrangement will be binding on us unless in writing and received by us at our mailing address. Split dollar arrangements may have tax consequences. You should consult a tax advisor before entering into a split dollar arrangement.

On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the “Act”).  The Act prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers.  It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans of publicly-traded companies was generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, as long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002.  Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

In addition, the IRS issued guidance that affects the tax treatment of split-dollar arrangements and the Treasury Department issued final regulations that would significantly affect the tax treatment of such arrangements.  The IRS guidance and the final regulations affect all split dollar arrangements, not just those involving publicly-traded companies.  Consult your qualified tax advisor with respect to the effect of this current and proposed guidance on your split dollar policy.

Policy Termination

Your Policy will terminate on the earliest of:

•	the date the insured dies; or
•	the end of the grace period; or
•	the date the Policy is surrendered.

Assignment of the Policy

You may assign the contract by giving us written notice.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that the assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis.

Supplemental Benefit (Rider)

The following supplemental benefit (rider) is available and may be issued automatically on a Policy.  We do not assess an administrative charge for this rider.  We will reduce the single-sum benefit by a discount factor, however, to compensate us for expected lost income as a result of early payment of the death benefit. The rider available with the Policies does not build cash value. This rider may not be available in all states; certain benefits and features may vary by state; and it may be available under a different name in some states. Adding this supplemental benefit to an existing Policy, or canceling it, may have tax consequences. You should consult a tax advisor before doing so.

Living Benefit Rider (an Accelerated Death Benefit)

This rider allows us to pay all or a portion of the death benefit once we receive proof , in good order , at our administrative office that the insured is ill and has a life expectancy of one year or less. A doctor must certify the insured's life expectancy.

We will pay a "single - sum benefit" equal to:

•	the death benefit on the date we pay the single - sum benefit; multiplied by
•	the percentage of the death benefit you elect to receive (“election percentage”); divided by
•	1 + i ("i" equals the current yield on 90 - day Treasury bills or the Policy loan interest rate, whichever is greater) (“discount factor”); minus
•	any indebtedness at the time we pay the single - sum benefit, multiplied by the election percentage.

The maximum terminal illness death benefit used to determine the single - sum benefit as defined above is equal to:

•	the death benefit available under the Policy once we receive satisfactory proof that the insured is ill.

A single - sum benefit may not be greater than $500,000.

The election percentage is a percentage that you select. It may not be greater than 100%.

We will not pay a benefit under the rider if the insured's terminal condition results from self - inflicted injuries that occur during the period specified in your Policy's suicide provision.

The rider terminates at the earliest of:

•	the date the Policy terminates;
•	the date a settlement option takes effect;
•	the date we pay a single - sum benefit; or
•	the date you terminate the rider.

We do not assess an administrative charge for this rider; however, we do reduce the single sum benefit by a discount factor to compensate us for expected lost income due to the early payment of the death benefit.  Th e terms of this rider may vary depending on a state’s insurance law requirements.

For example, suppose before the owner elects the single sum benefit, a Policy has a $1,000,000 death benefit and a $10,000 loan balance.  Suppose that the current yield on 90-day Treasury bills is 6.00% and the Policy loan interest rate is 2.75%.  Because the greater of these is 6%, that is the interest rate that will be used to discount the single sum benefit.  The owner elects to accelerate 50% of the death benefit, so the single sum benefit equals $466,698, which is [($1,000,000 x 0.50/ 1.06) - ($10,000 x 0.50)].  After the acceleration, the remaining death benefit is $500,000, which is 50% of $1,000,000, and all Policy values will be reduced by 50%.

The tax consequences of adding this rider to an existing Policy or requesting payment under the rider are uncertain and you should consult a tax advisor before doing so.

Additional Information

Sending Form and Written Requests in Good Order

We cannot process your instructions to process a transaction relating to the policy until we have received your instructions in good order at our mailing address.  "Good order" means the actual receipt by us of the instructions relating to a transaction in writing—or, when appropriate, by telephone or facsimile, or electronically—along with all forms, information and supporting legal documentation (including any required spousal or joint owner's consents) we require in order to effect the transaction.  To be in "good order," instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions.

Sale of the Policies

Distribution and Principal Underwriting Agreement.  Our affiliate, TCI, serves as principal underwriter for the Policies.  We entered into a principal underwriting and distribution agreement with TCI for the distribution and sale of the Policies.  We pay commissions to TCI, which are passed onto selling firms (see below) and reimburse TCI for certain expenses it incurs in order to pay for the distribution of the Policies.

Compensation to Broker-Dealers Selling the Policies.  The Policies are offered to the public through broker-dealers ("selling firms") that are licensed under the federal securities laws; the selling firm and/or its affiliates are/is also licensed under state insurance laws.  The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Policies. We pay commissions through TCI to the selling firms for their sale of the Policies.

A limited number of affiliated and unaffiliated broker-dealers , including TFA , may also be paid commissions and overrides to “wholesale” the Policies, that is, to provide sales support and training to sales representatives at selling firms.  We may also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to Policies that have already been purchased.

If you are purchasing the product through an investment advisor, you would be responsible for paying (to the advisory firm) any additional advisory fee charged under the investment advisory agreement that you have with your investment advisor.

To the extent permitted by FINRA rules, Western Reserve, TFA , WGS, TCI and other affiliated parties may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms, and their sales representatives .   These arrangements , which may be referred to as revenue sharing arrangements, are described further below.

The sales representative who sells you the Policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firm, depending on the agreement between the selling firm and its sales representative and the firm’s internal compensation program.  These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a Policy.  Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation for Affiliated Wholesaling and Selling Firms.  Our parent company provides paid-in capital to TCI and pays the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions.

Western Reserve’s two main distribution channels are TFA and WGS, both affiliates, who sell Western Reserve products.

Western Reserve covers the cost of TFA’s various facilities, third-party services and internal administrative functions, including employee salaries, sales representative training and computer systems that are provided directly to TFA.  These facilities and services are necessary for TFA’s administration and operation, and Western Reserve is compensated by TFA for these expenses based on TFA’s usage.  In addition, Western Reserve and other affiliates pay for certain sales expenses of TFA, including the costs of preparing and producing prospectuses and sales promotional materials for the Policy.

Sales representatives and their managers at TFA and WGS may receive directly or indirectly additional cash benefits and non-cash compensation or reimbursements from us or our affiliates.  Additional compensation or reimbursement arrangements may include payments in connection with TFA’s and/or WGS’s conferences or seminars, sales or training programs for invited selling representatives and other employees, seminars for the public, trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, and payments, loans or loan guaranties to assist a firm or representative in connection with systems, operating, marketing and other business expenses.  The amounts may be significant and may provide us with increased access to the sales representatives.

In addition, TFA’s managers and/or sales representatives who meet certain productivity standards may be eligible for additional compensation.  Sales of the Policies by affiliated selling firms may help sales representatives and/or their managers qualify for certain cash or non-cash benefits, and may provide such persons with special incentive to sell our

Policies.  For example,TFA’s and WGS’s sales representatives, general agents, marketing directors and supervisors may be eligible to participate in a voluntary stock purchase plan that permits participants to purchase stock of AEGON N.V. (Western Reserve’s ultimate parent) by allocating a portion of the commissions they earn to purchase such shares.  A portion of the contributions of commissions by TFA’s representatives may be matched by TFA.  TFA’s and WGS’s sales representatives may also be eligible to participate in a stock option and award plan.   Sales representatives who meet certain production goals will be issued options on the stock of AEGON N.V.

Additional Compensation that We Pay to Selected Selling Firms.  We may pay certain selling firms additional cash amounts for “preferred product” treatment of the Policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives.  In exchange for providing us with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences and seminars, and/or other services they provide to us and our affiliates.  To the extent permitted by applicable law, we and other parties may allow other non-cash incentives and compensation to be paid to these selling firms.  These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the Policies or other criteria.  For instance, Western Reserve made flat fee payments to several selling firms with payments ranging from $ 37.50 to $ 4,623.33 in 2009 in relation to their sales of the Western Reserve’s insurance products.

During 200 9 , we had “preferred product” arrangements with TFA, WGS, First Founder Securities, Inc., First Global, Harbour Investments, Inc. and Workman Securities Corporation.  We paid the following amounts (in addition to sales commissions and expense allowances) to these firms:

Name of Firm	Aggregate Amount Paid During 2009
First Founders Securities, Inc.	$ 201.56
First Global	$4,623.33
Harbour Investments, Inc.	$2,231.44
Workman Securities Corporation	$ 37.50

No specific charge is assessed directly to policyowners or the separate account to cover commissions and other incentives or payments described above.  We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the Policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another.  In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell this Policy to you.  You may wish to take such incentives into account when considering and evaluating any recommendation relating to the Policies.

Legal Proceedings

Western Reserve, like other life insurance companies, is involved in lawsuits, including class action lawsuits.  In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made.  Although the outcome of any litigation cannot be predicted with certainty, at the present time there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on Western Reserve’s ability to meet its obligations under the Policy.

Financial Statements

The financial statements of Western Reserve and the separate account are included in the SAI.

Table of Contents of the Statement of Additional Information

Glossary
The Policy – General Provisions
Ownership Rights
Our Right to Contest the Policy
Suicide Exclusion
Misstatement of Age or Gender
Modifying the Policy
Mixed and Shared Funding
Additional Information
Additional Information about Western Reserve and the Separate Account
Legal Matters
Variations in Policy Provisions
Personalized Illustrations of Policy Benefits
Sale of the Policies
Report to Owners
Records
Independent Registered Public Accounting Firm
Experts

Underwriters
Underwriting Standards

IMSA
Performance Data
Other Performance Data in Advertising Sales Literature
Western Reserve’s Published Ratings
Financial Statements
WRL Series Life Account
Western Reserve Life Assurance Co. of Ohio

Glossary

accounts	The options to which you can allocate your money. The accounts include the fixed account and the subaccounts in the separate account.

administrative office
Our administrative office address is P.O. Box 9008, Clearwater, Florida, 33758-9008.  Our street address is 570 Carillon Parkway, St. Petersburg, Florida, 33716.  Our phone number is 1-800-851-9777; our facsimile numbers are 1-727-299-1648 (for subaccount transfers only); and 1-727-299-1620 (for all other requests).  Our administrative office serves as the recipient of all website (www.westernreserve.com), telephonic and facsimile transactions, including, but not limited to transfer requests and premium payments made by wire transfer and through electronic credit and debit transactions (e.g., payments through direct deposit, debit transfers, and forms of e-commerce payments) and Claims forms.  Our hours are Monday – Friday from 8:30 a.m. – 7:00 p.m. Eastern time.  Please do not send any checks or non-claims-related correspondence or notices to this office; send them to the mailing address.

attained age	The issue age of the person insured, plus the number of completed years since the Policy date (for the initial specified amount) or since the date of each increase in specified amount.

beneficiary(ies)	The person or persons you select to receive the death benefit proceeds from the Policy. You name the primary beneficiary and contingent beneficiaries.

cash value
At the end of any valuation period, the sum of your Policy's value in the subaccounts and the fixed account. If there is a Policy loan outstanding, then the cash value includes any amounts held in our fixed account to secure the Policy loan.

death benefit proceeds
The amount we will pay to the beneficiary(ies) on the insured's death. We will reduce the death benefit proceeds by the amount of any outstanding loan amount, including any accrued loan interest, and any due and unpaid monthly deductions.

fixed account
An allocation option other than the separate account to which you may allocate net premiums and cash value. We guarantee that any amounts you allocate to the fixed account will earn interest at a declared rate.  The fixed account is part of our general account.

free - look period
The period during which you may return the Policy and receive a refund as described in the prospectus. The length of the free - look period varies by state. The free - look period is listed in the Policy.

funds	Investment companies which are registered with the U.S. Securities and Exchange Commission. The Policy allows you to invest in the portfolios of the funds through our subaccounts.

good order
An instruction that is received by the Company that is sufficiently complete and clear along with all forms, information and supporting legal documentation (including any required spousal or joint owner’s consents) so that the Company does not need to exercise any discretion to follow such instruction.  All orders to process a withdrawal request, a loan request, a request to surrender your Policy, a fund transfer request, or a death benefit claim must be in good order.

indebtedness	Outstanding loans plus any accrued interest at the time your Policy lapsed.

in force	While coverage under the Policy is active and the insured's life remains insured.

initial premium	The amount you must pay before insurance coverage begins under the Policy. The initial premium is shown on the schedule pages of your Policy.

insured	The person whose life is insured by the Policy.

issue age
The insured's age on his or her birthday on or before the Policy date. When you increase the Policy’s specified amount of insurance coverage, the issue age for the new layer of specified amount coverage is the insured’s age on his or her birthday on or before the date that the increase in specified amount takes effect.  This age may be different from the attained age on other layers of specified amount coverage.

lapse
When life insurance coverage ends and the Policy terminates because you do not have enough cash value in the Policy to pay the monthly deductions and any outstanding loan amount, including accrued loan interest, and you have not made a sufficient payment by the end of a grace period.

loan reserve account	A part of the fixed account to which amounts are transferred as collateral for Policy loans.

mailing address
Our mailing address is 4333 Edgewood Road, N.E., Cedar Rapids, Iowa, 52499.  All premium payments, loan repayments made by check, and non-claim related correspondence and notices must be sent to this address.

Monthiversary
This is the day of each month when we determine Policy charges and deduct them from cash value. It is the same date each month as the Policy date. If there is no valuation date in the calendar month that coincides with the Policy date, the Monthiversary is the next valuation date.

monthly deductions
The monthly cost of insurance, plus the portion of the monthly deduction for benefits provided by optional riders attached to the Policy, if any, which are deducted from the Policy’s cash value on each Monthiversary.

mortality and expense risk charge	This charge is a daily deduction from each subaccount that is taken before determining the unit value of that subaccount.

net premium	The part of your premium that we allocate to the fixed account or the subaccounts. The net premium is equal to the premium you paid minus the premium expense charge.

net surrender value
The amount we will pay you if you surrender the Policy while it is in force. The net surrender value on the date you surrender is equal to: the cash value minus any outstanding loan amount and accrued loan interest.

NYSE	The New York Stock Exchange.

planned periodic premium	A premium payment you make in a level amount at a fixed interval over a specified period of time.

Policy	The WRL Freedom Asset Advisor variable life insurance policy without any supplemental riders (benefits).

Policy date
The date when our underwriting process is complete, full life insurance coverage goes into effect, the initial premium payment has been received, and we begin to take the monthly deductions.  If you request, we may backdate a Policy by assigning a Policy date earlier than the date the Policy is issued. We measure Policy months, years, and anniversaries from the Policy date.

portfolio	One of the separate investment portfolios of a fund.

premium expense charge	The charge that is deducted from each premium payment before determining the net premium that will be credited to the cash value.

premiums	All payments you make under the Policy other than loan repayments.

reallocation account	That portion of the fixed account where we hold the net premium(s) from the record date until the reallocation date.

reallocation date
 The date we reallocate all cash value held in the reallocation account to the fixed account and/or subaccounts you selected on your application. We place your net premium in the reallocation account (or as mandated by state law) only if your state requires us to return the full premium in the event you exercise your free-look right. In those states, the reallocation date stated in your policy is as long as we estimate your free look period to last. In all other states, the reallocation date is the later of the policy date or the record date.

record date	The date we record your Policy on our books. The record date is generally the Policy date, unless the Policy is backdated.

separate account
The WRL Series Life Account G is a separate investment account that is divided into subaccounts. We established the separate account to receive and invest net premiums under the Policy and other variable life insurance policies we issue.

specified amount
The initial specified amount of life insurance that you have selected is shown on the Policy's schedule pages that you receive when the Policy is issued. The specified amount in force is the initial specified amount, adjusted for any increases or decreases in the Policy's specified amount. Other events such as a request to increase or decrease the specified amount, change in death benefit option or a cash withdrawal (if you choose death benefit Option A or if you choose death benefit Option C and the insured is attained age 71 or greater) may also affect the specified amount in force.

subaccount	A subdivision of the separate account that invests exclusively in shares of one investment portfolio of a fund.

termination	When the insured's life is no longer insured under the Policy or any rider, and the Policy or any rider is no longer in force.

valuation date	Each day the New York Stock Exchange is open for normal trading. Western Reserve is open for business whenever the New York Stock Exchange is open.

valuation period
The period of time over which we determine the change in the value of the subaccounts. Each valuation period begins at the close of normal trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time on each valuation date) and ends at the close of normal trading of the New York Stock Exchange on the next valuation date.

we, us, our (Western Reserve)	Western Reserve Life Assurance Co. of Ohio.

written notice
The written notice you must sign and send us to request or exercise your rights as owner under the Policy. To be complete and in good order, it must: (1) be in a form we accept, (2) contain the information and documentation that we determine we need to take the action you request, and (3) be received at our mailing address.

you, your (owner or policyowner)	The person entitled to exercise all rights as owner under the Policy.

Appendix A
Illustrations

The following illustrations show how certain values under a sample Policy would change with different rates of fictional investment performance over an extended period of time.  In particular, the illustrations show how the death benefit, cash value, and net surrender value under a Policy issued to an insured of a given age, would change over time if the premiums indicated were paid and the return on the assets in the subaccounts were a uniform gross annual rate (before any expenses) of 0%, 6% or 10%.  The tables illustrate Policy value that would result based on assumptions that you pay the premiums indicated, you do not change your specified amount, and you do not take any cash withdrawals or Policy loans.  The values under the Policy will be different from those shown even if the returns averaged 0%, 6% or 10%, but fluctuated over and under those averages throughout the years shown.

We based the illustration on page  59 on a Policy for an insured who is a 5 0 -year-old male in the Preferred Elite non-tobacco rate class (the “representative insured”), annual premium paid on the first day of the first four Policy years of $ 77 ,000 with no premium paid thereafter, a $ 1,4 00,000 initial specified amount and death benefit Option A.  The illustration on that page also assumes cost of insurance charges based on our current cost of insurance rates for the representative insured.  Generally, the cost of insurance rises with advancing age.

The illustration for the representative insured on page  6 0 is based on the same factors as those on page 59 , except the cost of insurance charges are based on the guaranteed cost of insurance rates and expenses (based on the Commissioners 2001 Standard Ordinary Tobacco and Non-Tobacco Mortality Tables).

The amounts shown in the illustrations for the death benefits, cash values and net surrender values take into account the amount and timing of all Policy, subaccount and portfolio fees assessed under the Policy.  The current illustration uses the current charges, and the guaranteed illustration uses the guaranteed charges.  These charges are:

(1)
the daily charge for assuming mortality and expense risks assessed against each subaccount.  This charge is currently equivalent to an annual charge of 0.50% of the average net assets of the subaccounts.   We guarantee this charge will not be more than 1.00%.

(2)
estimated daily expenses equivalent to an effective arithmetic average annual expense level of 1.43 % of the portfolios’ gross average daily net assets.  The 1.43 % gross average portfolio expense level assumes an equal allocation of amounts among the 68 subaccounts available to new investors.  We used annualized actual audited expenses incurred during 2009 for the portfolios to calculate the gross average annual expense level; and

(3)	the premium expense charge (0% Current; 2% Guaranteed , except for residents of Puerto Rico ) of all premium payments.

The hypothetical returns shown in the tables are provided only to illustrate the mechanics of a hypothetical policy and do not represent past or future investment rates of return.  Tax charges that may be attributable to the separate account are not reflected because we are not currently making such charges.  If tax charges are deducted in the future, the separate account would have to earn a sufficient amount in excess of 0%, 6% or 10% or cover any tax charges to produce after tax returns of 0%, 6% or 10%.  Your actual rates of return for a particular Policy likely will be more or less than the hypothetical investment rates of return.  The actual return on your cash value will depend on factors such as the amounts you allocate to particular portfolios, the amounts deducted for the Policy’s monthly charges and other charges, the portfolios’ expense ratios, and your loan and withdrawal history, in addition to the actual investment experience of the portfolios.

We will furnish the owner, upon request, a personalized illustration reflecting the proposed insured’s age, gender, risk classification and desired Policy features.  Contact your registered representative or our administrative office.  (See prospectus back cover – “ Inquiries. ” )

WRL FREEDOM ASSET ADVISOR
WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
HYPOTHETICAL ILLUSTRATIONS
MALE ISSUE AGE 50
Specified Amount   $1,400,000                                                                                                             Preferred Elite Class (Non-Smoker)
Annual Premium                                  $77,000 for 4 years                                                                                       Option Type A
Using Current Cost of Insurance Rates
	DEATH BENEFIT Assuming Hypothetical Gross and Net Annual Investment Return of			CASH VALUE Assuming Hypothetical Gross and Net Annual Investment Return of
End of Policy Year	0% (Gross) -1.43% (Net)	6% (Gross) 4.57% (Net)	10% (Gross) 8.57% (Net)	0% (Gross) -1.43% (Net)	6% (Gross) 4.57% (Net)	10% (Gross) 8.57% (Net)
1	1,400,000	1,400,000	1,400,000	74,513	79,102	82,162
2	1,400,000	1,400,000	1,400,000	147,275	161,108	170,637
3	1,400,000	1,400,000	1,400,000	218,385	246,214	266,023
4	1,400,000	1,400,000	1,400,000	287,900	334,587	368,931
5	1,400,000	1,400,000	1,400,000	280,224	346,125	396,663
6	1,400,000	1,400,000	1,400,000	272,324	357,809	426,358
7	1,400,000	1,400,000	1,400,000	264,132	369,594	458,140
8	1,400,000	1,400,000	1,400,000	255,621	381,466	492,187
9	1,400,000	1,400,000	1,400,000	246,758	393,412	528,690
10	1,400,000	1,400,000	1,400,000	237,458	405,371	567,826
15	1,400,000	1,400,000	1,400,000	181,249	463,174	811,284
20	1,400,000	1,400,000	1,400,000	97,989	510,122	1,167,700
25	*	1,400,000	1,823,225	*	532,715	1,703,949
62 30 (Age 80)	*	1,400,000	2,616,944	*	500,227	2,492,327
35 (Age 85)	*	1,400,000	3,808,717	*	339,214	3,627,350
40 (Age 90)	*	*	5,501,291	*	*	5,239,325
45 (Age 95)	*	*	7,666,705	*	*	7,590,797
50 (Age 100)	*	*	11,189,563	*	*	11,189,563
55 (Age 105)	*	*	16,387,562	*	*	16,225,309
60 (Age 110)	*	*	23,677,717	*	*	23,443,284
65 (Age 115)	*	*	34,753,138	*	*	34,409,047
70 (Age 120)	*	*	51,229,460	*	*	50,722,238

	NET SURRENDER VALUE Assuming Hypothetical Gross and Net Annual Investment Return of
End of Policy Year	0% (Gross) -1.43% (Net)	6% (Gross) 4.57% (Net)	10% (Gross) 8.57% (Net)	End of Policy Year	0% (Gross) -1.43% (Net)	6% (Gross) 4.57% (Net)	10% (Gross) 8.57% (Net)
1	74,513	79,102	82,162	20	97,989	510,122	1,167,700
2	147,275	161,108	170,637	25	*	532,715	1,703,949
3	218,385	246,214	266,023	30 (Age 80)	*	500,227	2,492,327
4	287,900	334,587	368,931	35 (Age 85)	*	339,214	3,627,350
5	280,224	346,125	396,663	40 (Age 90)	*	*	5,239,325
6	272,324	357,809	426,358	45 (Age 95)	*	*	7,590,797
7	264,132	369,594	458,140	50 (Age 100)	*	*	11,189,563
8	255,621	381,466	492,187	55 (Age 105)	*	*	16,225,309
9	246,758	393,412	528,690	60 (Age 110)	*	*	23,443,284
10	237,458	405,371	567,826	65 (Age 115)	*	*	34,409,047
15	181,249	463,174	811,284	70 (Age 120)	*	*	50,722,238

* In the absence of an additional payment, the Policy would lapse.

WRL FREEDOM ASSET ADVISOR
WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
HYPOTHETICAL ILLUSTRATIONS
MALE ISSUE AGE 50
Specified Amount   $1,400,000                                                                                                             Preferred Elite Class Non-Smoker)
Annual Premium                                     $77,000 for 4 years                                                                                       Option Type A
Using Guaranteed Cost of Insurance Rates
	DEATH BENEFIT Assuming Hypothetical Gross and Net Annual Investment Return of			CASH VALUE Assuming Hypothetical Gross and Net Annual Investment Return of
End of Policy Year	0% (Gross) -1.43% (Net)	6% (Gross) 4.57% (Net)	10% (Gross) 8.57% (Net)	0% (Gross) -1.43% (Net)	6% (Gross) 4.57% (Net)	10% (Gross) 8.57% (Net)
1	1,400,000	1,400,000	1,400,000	69,107	73,493	76,419
2	1,400,000	1,400,000	1,400,000	136,370	149,465	158,492
3	1,400,000	1,400,000	1,400,000	201,786	227,978	246,639
4	1,400,000	1,400,000	1,400,000	265,376	309,131	341,352
5	1,400,000	1,400,000	1,400,000	253,099	314,420	361,535
6	1,400,000	1,400,000	1,400,000	240,328	319,218	382,672
7	1,400,000	1,400,000	1,400,000	227,033	323,489	404,847
8	1,400,000	1,400,000	1,400,000	213,231	327,237	428,198
9	1,400,000	1,400,000	1,400,000	198,911	330,447	452,855
10	1,400,000	1,400,000	1,400,000	183,933	332,977	478,851
15	1,400,000	1,400,000	1,400,000	91,339	327,633	629,399
20	*	1,400,000	1,400,000	*	274,252	827,522
25	*	1,400,000	1,400,000	*	123,344	1,109,439
63 30 (Age 80)	*	*	1,634,015	*	*	1,556,204
35 (Age 85)	*	*	2,301,575	*	*	2,191,976
40 (Age 90)	*	*	3,195,129	*	*	3,042,980
45 (Age 95)	*	*	4,287,670	*	*	4,245,218
50 (Age 100)	*	*	6,114,428	*	*	6,114,428
55 (Age 105)	*	*	8,716,016	*	*	8,629,719
60 (Age 110)	*	*	12,233,512	*	*	12,112,388
65 (Age 115)	*	*	17,514,851	*	*	17,341,436
70 (Age 120)	*	*	25,226,807	*	*	24,977,037

	NET SURRENDER VALUE Assuming Hypothetical Gross and Net Annual Investment Return of
End of Policy Year	0% (Gross) -1.43% (Net)	6% (Gross) 4.57% (Net)	10% (Gross) 8.57% (Net)	End of Policy Year	0% (Gross) -1.43% (Net)	6% (Gross) 4.57% (Net)	10% (Gross) 8.57% (Net)
1	69,107	73,493	76,419	20	*	274,252	827,522
2	136,370	149,465	158,492	25	*	123,344	1,109,439
3	201,786	227,978	246,639	30 (Age 80)	*	*	1,556,204
4	265,376	309,131	341,352	35 (Age 85)	*	*	2,191,976
5	253,099	314,420	361,535	40 (Age 90)	*	*	3,042,980
6	240,328	319,218	382,672	45 (Age 95)	*	*	4,245,218
7	227,033	323,489	404,847	50 (Age 100)	*	*	6,114,428
8	213,231	327,237	428,198	55 (Age 105)	*	*	8,629,719
9	198,911	330,447	452,855	60 (Age 110)	*	*	12,112,388
10	183,933	332,977	478,851	65(Age 115)	*	*	17,341,436
15	91,339	327,633	629,399	70 (Age120)	*	*	24,977,037
* In the absence of an additional payment, the Policy would lapse.

Prospectus Back Cover

Personalized Illustrations of Policy Benefits

In order to help you understand how your Policy values could vary over time under different sets of assumptions, we will provide you, without charge and upon request, with certain personalized hypothetical illustrations showing the death benefit, net surrender value and cash value. These hypothetical illustrations will be based on the age and insurance risk characteristics of the insured persons under your Policy and such factors as the specified amount, death benefit option, premium payment amounts, and hypothetical rates of return (within limits) that you request. The illustrations are not a representation or guarantee of investment returns or cash value.

Inquiries

To learn more about the Policy, you should read the SAI dated the same date as this prospectus.  The SAI has been filed with the SEC and is incorporated herein by reference.  The table of contents of the SAI is included near the end of this prospectus.

For a free copy of the SAI, for other information about the Policy, and to obtain personalized illustrations, please contact your registered representative, or our administrative office at:

Western Reserve Life
570 Carillon Parkway
St. Petersburg, Florida 33716
1-800-851-9777
Facsimile: 1-727-299-1620 (or, for subaccount transfers only – 1-727-299-1648)
(Monday - Friday from 8:30 a.m. - 7:00 p.m. Eastern time)
www.westernreserve.com

More information about the Registrant (including the SAI) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the operation of the Public Reference Room, please contact the SEC at 202-551-8090.  You may also obtain copies of reports and other information about the Registrant on the SEC’s website at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 100 F Street, NE, Washington, D.C. 20549. The Registrant’s file numbers are listed below.

TCI serves as the principal underwriter for the Policies.  More information about TCI is available at http://www.finra.org  or by calling
1-800-289-9999 . You also can obtain an investor brochure from the Financial Industry Regulatory Authority (“FINRA”) describing its Public Disclosure Program.

SEC File No. 333-149386

AG03013-05/ 10

PART B

INFORMATION REQUIRED IN A
STATEMENT OF ADDITIONAL INFORMATION

-

STATEMENT OF ADDITIONAL INFORMATION

May 1, 20 10
WRL FREEDOM ASSET ADVISOR
issued through
WRL Series Life Account G
by
Western Reserve Life Assurance Co. of Ohio

Administrative Office:
570 Carillon Parkway
St. Petersburg, Florida 33716
1-800-851-9777
(727) 299-1800
Facsimile:  1-727-299-1648 ( subaccount transfers only)
   1-727-299-1620 (all other fax requests)
Send all payments by check and all correspondence
and notices to the Mailing Address:
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa  52499

This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the WRL Freedom Asset Advisor, a flexible premium variable life insurance policy offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the prospectus dated May 1, 20 10 , by calling our administrative office at 1-800-851-9777 (Monday – Friday from 8:30 a.m. – 7:00 p.m. Eastern time), or by writing to the mailing address at, Western Reserve Life, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.  The prospectus sets forth information that a prospective investor should know before investing in a Policy.  Terms used in this SAI have the same meanings as in the prospectus for the Policy.

This SAI is not a prospectus and should be read only in conjunction with the prospectuses for the Policy and the Transamerica Series Trust – Initial Class, the Fidelity Variable Insurance Products Funds – Service Class 2 Shares, the ProFunds, the Access One Trust, the AllianceBernstein Variable Products Series Fund, and the Franklin Templeton Variable Insurance Products Trust.

Table of Contents
The Policy – General Provisions	1
Ownership Rights	1
Our Right to Contest the Policy	2
Suicide Exclusion	2
Misstatement of Age or Gender	2
Modifying the Policy	2
Mixed and Shared Funding	3
Addition, Deletion, or Substitution of Portfolios	3
Additional Information	4
Additional Information about Western Reserve and the Separate Account	4
Legal Matters	5
Variations in Policy Provisions	5
Personalized Illustrations of Policy Benefits	5
Sale of the Policies	5
Reports to Owners	6
Records	6
Experts	6
Underwriters	6
Underwriting Standards	6
IMSA	7
Performance Data	7
Other Performance Data in Advertising Sales Literature	7
Western Reserve's Published Ratings	8
Financial Statements	8
WRL Series Life Account:	S-1
Western Reserve Life Assurance Co. of Ohio	G -1

i

In order to supplement the description in the prospectus, the following provides additional information about Western Reserve and the Policy, which may be of interest to a prospective purchaser.

The Policy – General Provisions

Ownership Rights

The Policy belongs to the owner named in the application. The owner may exercise all of the rights and options described in the Policy. The owner is the insured unless the application specifies a different person as the insured. If the owner dies before the insured and no contingent owner is named, then ownership of the Policy will pass to the owner's estate. The owner may exercise certain rights described below.

Changing the Owner	•	Change the owner by providing written notice, in good order, at our mailing address at any time while the insured is alive and the Policy is in force.
	•	Change is effective as of the date that the written notice is accepted by us, in good order, at our mailing address.
	•	Changing the owner does not automatically change the beneficiary.
	•	Changing the owner may have tax consequences. You should consult a tax advisor before changing the owner.
	•	We are not liable for payments we made before we received the written notice at our mailing address.

Choosing the Beneficiary	•	The owner designates the beneficiary (the person to receive the death benefit when the insured dies) in the application.
	•	If the owner designates more than one beneficiary, then each beneficiary shares equally in any death benefit proceeds unless the beneficiary designation states otherwise.
	•	If the beneficiary dies before the insured, then any contingent beneficiary becomes the beneficiary.
	•	If both the beneficiary and contingent beneficiary die before the insured, then the death benefit will be paid to the owner or the owner's estate upon the insured's death.

Changing the Beneficiary	•	The owner changes the beneficiary by providing written notice to us, in good order, at our mailing address.
	•	Change is effective as of the date the owner signs the written notice.
	•	We are not liable for any payments we made before we received the written notice at our mailing address.

Assigning the Policy	•	The owner may assign Policy rights while the insured is alive.
	•	The owner retains any ownership rights that are not assigned.
	•	Assignee may not change the owner or the beneficiary, and may not elect or change an optional method of payment. Any amount payable to the assignee will be paid in a lump sum.
	•	Claims under any assignment are subject to proof of interest and the extent of the assignment.
	•	We are not:
> bound by any assignment unless we receive a written notice of the assignment at our mailing address;
> responsible for the validity of any assignment;
> liable for any payment we made before we received written notice of the assignment at our mailing address; or

1

bound by any assignment which results in adverse tax consequences to the owner, insured(s) or beneficiary(ies).
•	Assigning the Policy may have tax consequences. You should consult a tax advisor before assigning the Policy.

Our Right to Contest the Policy

In issuing the Policy, we rely on all statements made by or for the insured in the application or in a supplemental application. Therefore, if you make any material misrepresentation of a fact in the application (or any supplemental application), then we may contest the Policy's validity or may resist a claim under the Policy for two years from the Policy date.  For any portion of the specified amount that is issued as a result of a conversion, the contestability period is measured from the later of the policy date of the policy that was converted or the latest effective date of reinstatement of the converted policy.

A new two year contestability period shall apply to each increase in specified amount that requires evidence of insurability, beginning on the effective date of each increase and will apply only to statements made in the application for the increase.

In the absence of fraud, we cannot bring any legal action to contest the validity of the Policy after the Policy, or requested increase that requires evidence of insurability, has been in force during the insured's lifetime for two years from the Policy date, or if reinstated, for two years from the date of reinstatement.

Suicide Exclusion

If the insured commits suicide, while sane or insane, within two years of the Policy date (or two years from the reinstatement date, if the Policy lapses and is reinstated), the Policy will terminate and our liability is limited to an amount equal to the premiums paid, less any outstanding loan amount, and less any cash withdrawals. We will pay this amount to the beneficiary in one sum.  For any portion of the specified amount that is issued as a result of a conversion, the suicide period is measured from the later of the P olicy date of the P olicy that was converted or the latest effective date of reinstatement of the converted policy.

If the insured commits suicide, while sane or insane, within two years from the effective date of any increase in specified amount that requires evidence of insurability, our liability with respect to such increase will be limited to its cost of insurance charges.

Misstatement of Age or Gender

If the age or gender of the insured was stated incorrectly in the application or any supplemental application, then the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the insured's correct age and gender.

Modifying the Policy

Only our President or Secretary may modify the Policy or waive any of our rights or requirements under the Policy. Any modification or waiver must be in writing. No agent may bind us by making any promise not contained in the Policy.

If we modify the Policy, we will provide you notice and we will make appropriate endorsements to the Policy.

Mixed and Shared Funding

  Shares of the portfolios are sold to other separate accounts that we (or our affiliates) establish to support other variable annuity contracts and variable life insurance policies we (or our affiliates) issue.  Shares of some portfolios are also sold to separate accounts of unaffiliated life insurance companies.  It is possible in the

2

future that you may be disadvantaged when the separate account invests in a portfolio that also (1) invests in separate accounts of unaffiliated life insurance companies, and (2) invests in separate accounts (including those of our affiliates) funding variable annuity contracts.

Neither we nor the funds currently foresee that you would be disadvantaged in this manner.  Each fund’s board of directors/trustees monitors its fund to identify any material conflicts that may arise between the interests of owners of variable annuity contracts and those of owners of variable life insurance policies, as well as between the interests of owners of contracts issued by different unaffiliated life insurance companies (“material conflicts”).  Such boards of directors/trustees are obligated to determine what action, if any, must be taken to resolve any material conflicts that arise.  Such action could include requiring the separate account, or separate accounts of affiliated or unaffiliated insurance companies, to withdraw their investments in a portfolio and such withdrawals could have adverse consequences to owners.  In addition, we have entered into an agreement with each fund on behalf of the separate account governing the separate account’s investment in that fund’s portfolios (the “participation agreement”).  The participation agreement contains provisions designed to protect owners in the event of material conflicts.

Material conflicts affecting owners could result in a number of situations including: (1) differences in state insurance law applicable to different life insurance companies whose separate accounts are invested in a portfolio; (2) changes in tax law or regulations that result in changes to a portfolio that has disparate effect on different life insurance companies whose separate accounts are invested in the portfolio, or on different types of variable contracts invested in the portfolio; (3) actions or omissions by a fund that operate to the advantage of one group of variable contract owners at the expense of another group or groups; (4) changes to a portfolio approved at a shareholders’ meeting as a result of voting by one group of variable contract owners to the disadvantage of another group or groups;  and (5) disparate provisions in the participation agreements of different unaffiliated insurance companies or the pursuit of remedies under such an agreement by one insurance company to the detriment of one or more other insurance companies.

Notwithstanding our reasonable efforts and those of the funds, there is the risk that actions or omissions of the fund in response to material conflicts may disadvantage our policyowners.  If we believe that a fund’s response to any of these events or conflicts is insufficient to protect our policyowners, we will undertake appropriate actions on our own, which may include withdrawing the separate account’s investments in the fund.

If a fund's Board of Directors/Trustees were to conclude that separate funds should be established for variable life insurance and variable annuity separate accounts, Western Reserve will bear the attendant expenses, but variable life insurance policyowners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.

Addition, Deletion, or Substitution of Portfolios

We do not guarantee that each portfolio will always be available for investment through the Policy.  We reserve the right, subject to compliance with applicable law, to add new portfolios, close existing portfolios, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio.  New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers.  We will only add, delete or substitute shares of another portfolio of a fund (or of another open-end, registered investment company) if the shares of a portfolio are no longer available for investment, or if in our judgment further investment in any portfolio would become inappropriate in view of the purposes of the separate account.  We will not add, delete or substitute any  shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.  We may also decide to purchase securities from other portfolios for the separate account.  We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

3

    We also reserve the right to establish additional subaccounts of the separate account, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with specified investment objectives.  We may establish new subaccounts when, in our sole discretion, marketing, tax or investment conditions warrant.  We will make any new subaccounts available to existing owners on a basis we determine.  We may also eliminate one or more subaccounts for the same reasons as stated above.

In the event of any such substitution or change, we may make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change.  If we deem it to be in the best interests of persons having voting rights under the Policies, and when permitted by law, the separate account may be (1) operated as a management company under the 1940 Act, (2) deregistered under the 1940 Act in the event such registration is no longer required, (3) managed under the direction of a committee, or (4) combined with one or more other separate accounts, or subaccounts.

Additional Information

Additional Information about Western Reserve and the Separate Account

Western Reserve is a stock life insurance company and is a wholly-owned indirect subsidiary of Transamerica Corporation, which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services.  All of the stock of Transamerica Corporation   is indirectly owned by AEGON N.V. of the Netherlands, a public company under Dutch law. Western Reserve's administrative office is located at 570 Carillon Parkway, St. Petersburg, Florida 33716-1202 and the mailing address is 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Western Reserve was initially incorporated in 1957 under the laws of Ohio and is subject to regulation by the Insurance Department of the State of Ohio, as well as by the insurance departments of all other states and jurisdictions in which it does business. Western Reserve is licensed to sell insurance in all states (except New York), Puerto Rico, Guam, and in the District of Columbia. Western Reserve submits annual statements on its operations and finances to insurance officials in all states and jurisdictions in which it does business. The Policy described in the prospectus has been filed with, and where required, approved by, insurance officials in those jurisdictions in which it is sold.

Western Reserve established the separate account as a separate investment account under Ohio law in 2002. We own the assets in the separate account and are obligated to pay all benefits under the Policies. The separate account is used to support other life insurance policies of Western Reserve, as well as for other purposes permitted by law. The separate account is registered with the SEC as a unit investment trust under the 1940 Act and qualifies as a "separate account" within the meaning of the federal securities laws.

Western Reserve holds the assets of the separate account physically segregated and apart from the general account. Western Reserve maintains records of all purchases and sales of portfolio shares by each of the subaccounts. A blanket bond was issued to AEGON USA, Inc. ("AEGON USA") in the aggregate amount of $12 million, covering all of the employees of AEGON USA and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. providing fidelity coverage, covers the activities of registered representatives of Transamerica Capital, Inc. ("TCI") to a limit of $10 million.

Legal Matters

Sutherland Asbill & Brennan LLP, of Washington, D.C., has provided legal advice to Western Reserve regarding certain matters under the federal securities laws that relate to the Policy.  Arthur D. Woods, Vice President and Senior Counsel of Western Reserve, has provided legal advice on certain matters in connection with the issuance of the Policy.

4

Variations in Policy Provisions

Certain provisions of the Policy may vary from the descriptions in the prospectus, depending on when and where the Policy was issued, in order to comply with different state laws. These variations may include differences in charges or Policy features may be unavailable or known by a different name. Please refer to your Policy; any variations will be included in your Policy or in riders or endorsements attached to your Policy.

Personalized Illustrations of Policy Benefits

In order to help you understand how your Policy values would vary over time under different sets of assumptions, we will provide you with certain personalized illustrations upon request. These will be based on the age and insurance risk characteristics of the insured persons under your Policy and such factors as the specified amount, death benefit option, premium payment amounts, and rates of return (within limits) that you request.

The illustrations are not a representation or guarantee of investment returns or cash value. You may request illustrations that reflect the expenses of the portfolios in which you intend to invest.

Sale of the Policies

We currently offer the Policies on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

Our affiliate TCI serves as principal underwriter for the Policies.  TCI’s home office is located at 4600 S. Syracuse Street, Suite 1100, Denver, Colorado 80237.  TCI is an affiliate of Western Reserve and, like Western Reserve, is an indirect, wholly owned subsidiary of AEGON USA.  TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of Financial Industry Regulatory Authority (“FINRA”).  TCI is not a member of the Securities Investor Protection Corporation.

The Policies are offered to the public through sales representatives of broker-dealers ("selling firms") that have entered into selling agreements with us and with TCI. .  Sales representatives are appointed as our insurance agents.  Under circumstances in which the product is purchased through an investment advisor, the advisory firm may also be a registered broker-dealer.

During fiscal year 2007, before TCI replaced our affiliate, AFSG Securities Corporation (“AFSG”), as principal underwriter for the Policies, the amount paid to AFSG in connection with all Policies sold through the separate account was $21,215,096.  The amount paid to TCI for the period May 1, 2007 through December 31, 2007, in connection with all Policies sold through the separate account, was $44,112,185.  During fiscal years 2009 and 2008, the amounts paid to TCI , in connection with all Policies sold through the separate account , was $22,399,793 and $47,040,038, respectively.   AFSG and TCI each passed through commissions it received to selling firms for their sales and did not retain any portion of any commissions they received.  Our parent company provides paid-in capital to TCI (and provided paid-in capital to AFSG) and pays for TCI's (and paid for AFSG’s) operating and other expenses, including paid-in legal and accounting fees.

    We and/or TCI or TFA , may pay certain selling firms additional cash amounts for:  (1) “preferred product” treatment of the Policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the Policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the firms .   These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

Reports to Owners

At least once each year, or more often as required by law, we will mail to policyowners at their last known address a report showing the following information as of the end of the report period:

5

>	the current cash value	>	any activity since the last report
>	the current net surrender value	>	projected values
>	the current death benefit	>	investment experience of each subaccount
>	outstanding loans	>	any other information required by law

You may request additional copies of reports, but we may charge a fee for such additional copies. In addition, we will send written confirmations of any premium payments and other financial transactions you request including: changes in specified amount, changes in death benefit option, transfers, partial withdrawals, increases in loan amount, loan interest payments, loan repayments, lapses and reinstatements. We also will send copies of the annual and semi-annual report to shareholders for each portfolio in which you are indirectly invested.

Records

We will maintain all records relating to the separate account and the fixed account.

Independent Registered Public Accounting Firm

The financial statements of the separate account as of December 31, 200 9 , and the statutory-basis financial statements and schedules of Western Reserve at December 31, 200 9 and 200 8 , and for each of the three years in the period ended December 31, 200 9 , appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, independent registered public accounting firm, as set forth in the firm’s respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

Experts

Actuarial matters included in this SAI have been examined by Lorne Schinbein, Senior Vice President and Managing Actuary of Western Reserve, located at 570 Carillon Parkway, St. Petersburg, Florida 33716, as stated in the opinion filed as an exhibit to the registration statement.

Underwriters

Underwriting Standards

The Policy uses mortality tables that distinguish between men and women. As a result, the Policy pays different benefits to men and women of the same age. Montana prohibits our use of actuarial tables that distinguish between males and females to determine premiums and policy benefits for policies issued on the lives of its residents. Therefore, we will base the premiums and benefits in Policies that we issue in Montana, to insure residents of that state, on actuarial tables that do not differentiate on the basis of gender.

Your cost of insurance charge will vary by the insured's gender, issue age on the Policy date, issue age at the time of any increase in specified amount, specified amount band, length of time from the Policy date or from the date of any increase in specified amount, underwriting class , and such other factors that we may consider in determining cost of insurance rates. . We currently place insureds into the following underwriting classes:

•	preferred elite;
•	preferred plus;
•	preferred;
•	non-tobacco;
•	preferred tobacco; and
•	tobacco.

6

    The preferred rate classes are not available for Policies issued with a specified amount at a level for which our underwriting requirements do not require a blood test. We also place insureds in various sub-standard underwriting classes, which involve a higher mortality risk and higher charges. We generally charge higher rates for insureds who use tobacco.

IMSA

We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the "Consumer" section or by contacting IMSA at 240-497-2900.

Performance Data

Other Performance Data in Advertising Sales Literature

We may compare each subaccount's performance to the performance of
•	other variable life issuers in general;
•
variable life insurance policies which invest in mutual funds with similar investment objectives and policies, as reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar, Inc. ("Morningstar"); and other services, companies, individuals, or industry or financial publications (e.g., Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's Personal Finance, and Fortune);

>
Lipper and Morningstar rank variable annuity contracts and variable life policies. Their performance analysis ranks such policies and contracts on the basis of total return, and assumes reinvestment of distributions; but it does not show sales charges, redemption fees or certain expense deductions at the separate account level.

•	the Standard & Poor's Index of 500 Common Stocks, or other widely recognized indices;
	>	unmanaged indices may assume the reinvestment of dividends, but usually do not reflect deductions for the expenses of operating or managing an investment portfolio; or
•	other types of investments, such as:
	>	certificates of deposit;
	>	savings accounts and U.S. Treasuries;
	>	certain interest rate and inflation indices (e.g., the Consumer Price Index); or

>
indices measuring the performance of a defined group of securities recognized by investors as representing a particular segment of the securities markets (e.g., Donoghue Money Market Institutional Average, Lehman Brothers Corporate Bond Index, or Lehman Brothers Government Bond Index).

Western Reserve's Published Ratings

We may publish in advertisements, sales literature, or reports we send to you the ratings and other information that an independent ratings organization assigns to us. These organizations include: A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Insurance Rating Services, and Fitch Ratings. These ratings are opinions regarding an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. These ratings do not apply to the separate account, the subaccounts, the funds or their portfolios, or to their performance.

7

Financial Statements

Western Reserve's statutory-basis financial statements and schedules, which include the Report of Independent Registered Public Accounting Firm, appear on the following pages. These statutory-basis financial statements and schedules should be distinguished from the separate account's financial statements and you should consider these statutory-basis financial statements and schedules only as bearing upon Western Reserve's ability to meet its obligations under the Policies. You should not consider our statutory-basis financial statements and schedules as bearing upon the investment performance of the assets held in the separate account.

Western Reserve's statutory-basis financial statements and schedules at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, have been prepared on the basis of statutory accounting principles rather than U.S. generally accepted accounting principles.

The separate account’s financial statements for the period ended December 31, 2009, which include the Report of Independent Registered Public Accounting Firm, also appear on the following pages.

8

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners
of WRL Series Life Account G,
Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statements of assets and liabilities of the subaccounts of Western Reserve Life Assurance Co. of Ohio Series Life Account G (the Separate Account) (comprised of the Transamerica Money Market VP, Transamerica Value Balanced VP, Transamerica Balanced VP, Transamerica Convertible Securities VP, Transamerica Equity VP, Transamerica Growth Opportunities VP, Transamerica Small/Mid Cap Value VP, Transamerica U.S. Government Securities VP, Transamerica JPMorgan Core Bond VP, Transamerica Templeton Global VP, Transamerica Van Kampen Mid-Cap Growth VP, Transamerica Federated Market Opportunity VP, Transamerica BlackRock Large Cap Value VP, Transamerica MFS International Equity VP, Transamerica Third Avenue Value VP, Transamerica Clarion Global Real Estate Sec. VP, Transamerica Marsico Growth VP, Transamerica Munder Net50 VP, Transamerica T. Rowe Price Equity Income VP, Transamerica T. Rowe Price Small Cap VP, Transamerica Focus VP, Transamerica Science & Technology VP, Transamerica Asset Allocation – Conservative VP, Transamerica Asset Allocation – Moderate VP, Transamerica Asset Allocation – Moderate Growth VP, Transamerica Asset Allocation – Growth VP, Transamerica PIMCO Total Return Bond VP, Transamerica AEGON High Yield Bond VP, Transamerica JPMorgan Enhanced Index VP, Transamerica Int’l Moderate Growth Fund VP, Transamerica Index 50 VP, Transamerica Index 75 VP, Transamerica Efficient Markets VP, Transamerica Hanlon Balanced VP, Transamerica Hanlon Growth & Income VP, Transamerica Hanlon Growth VP, Transamerica Hanlon Managed Income VP, Transamerica Van Kampen Large Cap Core VP, Transamerica Foxhall Emerging Markets/Pacific Rim VP, Transamerica Foxhall Global Conservative VP, Transamerica Foxhall Global Growth VP, Transamerica Foxhall Global Hard Asset VP, Fidelity VIP Index 500, ProFund VP Bull, ProFund VP NASDAQ-100, ProFund VP Small-Cap, ProFund VP Short Small-Cap, ProFund VP Money Market, Access VP High Yield, ProFund VP Europe 30, ProFund VP Oil & Gas, ProFund VP Ultra Small-Cap, ProFund VP Utilities, ProFund VP Consumer Services, ProFund VP Pharmaceuticals, ProFund VP Small-Cap Value, ProFund VP Asia 30, ProFund VP Japan, ProFund VP Short NASDAQ-100, ProFund VP U.S. Government Plus, ProFund VP Basic Materials, ProFund VP Financials, ProFund VP Precious Metals, ProFund VP Telecommunications, ProFund VP Falling US Dollar, ProFund VP Emerging Markets, ProFund VP International, ProFund VP Mid-Cap, ProFund VP Short Emerging Markets, ProFund VP Short International, Franklin Templeton VIP Founding Funds Allocation, and Alliance Bernstein

1003-1141239-70

Balanced Wealth Strategy Portfolio subaccounts) at December 31, 2009, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts comprising the Western Reserve Life Assurance Co. of Ohio Series Life Account G at December 31, 2009, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/Ernst & Young LLP
Des Moines, Iowa
April 14, 2010

1003-1141239-70

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Assets and Liabilities
December 31, 2009

	Transamerica Money Market VP	Transamerica Value Balanced VP	Transamerica Balanced VP	Transamerica Convertible Securities VP	Transamerica Equity VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	772,704.010	14,041.187	85,719.124	6,811.359	11,230.243
Cost	$ 772,704	$ 183,380	$ 1,010,113	$ 61,414	$ 238,168

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 772,704	$ 142,799	$ 880,335	$ 53,537	$ 215,396
Receivable for units sold	21	-	1	-	-
Total assets	772,725	142,799	880,336	53,537	215,396

Liabilities
Payable for units redeemed	-	-	-	-	-
	$ 772,725	$ 142,799	$ 880,336	$ 53,537	$ 215,396

Net Assets:
Deferred annuity contracts
terminable by owners	$ 772,725	$ 142,799	$ 880,336	$ 53,537	$ 215,396
Total net assets	$ 772,725	$ 142,799	$ 880,336	$ 53,537	$ 215,396

Accumulation units outstanding:
M&E - 0.50%	2,034	487	-	1,520	2,098
M&E - 1.65%	-	-	-	-	-
M&E - 3.20%	77,079	16,562	100,782	4,555	26,974

Accumulation unit value:
M&E - 0.50%	$ 10.063290	$ 8.857531	$ 8.754357	$ 8.498928	$ 7.358489
M&E - 1.65%	$ 9.957927	$ 8.373508	$ 8.473939	$ 8.049622	$ 7.053964
M&E - 3.20%	$ 9.759569	$ 8.361654	$ 8.735074	$ 8.918575	$ 7.413000

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Assets and Liabilities
December 31, 2009

	Transamerica Growth Opportunities VP	Transamerica Small/Mid Cap Value VP	Transamerica U.S. Government Securities VP	Transamerica JPMorgan Core Bond VP	Transamerica Templeton Global VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	34,150.820	22,363.999	25,459.565	-	-
Cost	$ 430,774	$ 433,156	$ 306,120	$ -	$ -

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 360,633	$ 360,955	$ 328,174	$ -	$ -
Receivable for units sold	-	-	-	-	-
Total assets	360,633	360,955	328,174	-	-

Liabilities
Payable for units redeemed	1	-	-	-	-
	$ 360,632	$ 360,955	$ 328,174	$ -	$ -

Net Assets:
Deferred annuity contracts
terminable by owners	$ 360,632	$ 360,955	$ 328,174	$ -	$ -
Total net assets	$ 360,632	$ 360,955	$ 328,174	$ -	$ -

Accumulation units outstanding:
M&E - 0.50%	4,094	2,119	-	-	-
M&E - 1.65%	-	-	-	-	-
M&E - 3.20%	36,270	36,084	30,565	-	-

Accumulation unit value:
M&E - 0.50%	$ 8.658836	$ 8.421461	$ 10.935171	$ 11.264458	$ 7.593080
M&E - 1.65%	$ 7.721225	$ 8.260685	$ 10.925811	$ 11.269572	$ 7.148845
M&E - 3.20%	$ 8.965485	$ 9.508561	$ 10.736753	$ -	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Assets and Liabilities
December 31, 2009

	Transamerica Van Kampen Mid-Cap Growth VP	Transamerica Federated Market Opportunity VP	Transamerica BlackRock Large Cap Value VP	Transamerica MFS International Equity VP	Transamerica Third Avenue Value VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	1,464.734	566.303	-	-	-
Cost	$ 27,295	$ 7,732	$ -	$ -	$ -

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 31,960	$ 6,881	$ -	$ -	$ -
Receivable for units sold	1	-	-	-	-
Total assets	31,961	6,881	-	-	-

Liabilities
Payable for units redeemed	-	-	-	-	-
	$ 31,961	$ 6,881	$ -	$ -	$ -

Net Assets:
Deferred annuity contracts
terminable by owners	$ 31,961	$ 6,881	$ -	$ -	$ -
Total net assets	$ 31,961	$ 6,881	$ -	$ -	$ -

Accumulation units outstanding:
M&E - 0.50%	3,631	705	-	-	-
M&E - 1.65%	-	-	-	-	-
M&E - 3.20%	-	-	-	-	-

Accumulation unit value:
M&E - 0.50%	$ 8.801049	$ 9.758695	$ 7.859239	$ 8.582310	$ 8.037990
M&E - 1.65%	$ 8.432654	$ 9.535267	$ 7.500959	$ 8.367000	$ 7.609428
M&E - 3.20%	$ -	$ -	$ -	$ -	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Assets and Liabilities
December 31, 2009

	Transamerica Clarion Global Real Estate Sec. VP	Transamerica Marsico Growth VP	Transamerica Munder Net50 VP	Transamerica T. Rowe Price Equity Income VP	Transamerica T. Rowe Price Small Cap VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	155.419	-	-	-	6,759.309
Cost	$ 1,414	$ -	$ -	$ -	$ 42,531

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 1,626	$ -	$ -	$ -	$ 47,518
Receivable for units sold	-	-	-	-	-
Total assets	1,626	-	-	-	47,518

Liabilities
Payable for units redeemed	-	-	-	-	-
	$ 1,626	$ -	$ -	$ -	$ 47,518

Net Assets:
Deferred annuity contracts
terminable by owners	$ 1,626	$ -	$ -	$ -	$ 47,518
Total net assets	$ 1,626	$ -	$ -	$ -	$ 47,518

Accumulation units outstanding:
M&E - 0.50%	219	-	-	-	5,213
M&E - 1.65%	-	-	-	-	-
M&E - 3.20%	-	-	-	-	-

Accumulation unit value:
M&E - 0.50%	$ 7.419927	$ 7.930362	$ 10.168619	$ 8.196069	$ 9.114878
M&E - 1.65%	$ 7.126496	$ 7.381506	$ 9.503623	$ 7.820947	$ 8.606014
M&E - 3.20%	$ -	$ -	$ -	$ -	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Assets and Liabilities
December 31, 2009

	Transamerica Focus VP	Transamerica Science & Technology VP	Transamerica Asset Allocation - Conservative VP	Transamerica Asset Allocation - Moderate VP	Transamerica Asset Allocation - Moderate Growth VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	-	-	-	9,730.901	-
Cost	$ -	$ -	$ -	$ 94,299	$ -

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ -	$ -	$ -	$ 95,071	$ -
Receivable for units sold	-	-	-	-	-
Total assets	-	-	-	95,071	-

Liabilities
Payable for units redeemed	-	-	-	-	-
	$ -	$ -	$ -	$ 95,071	$ -

Net Assets:
Deferred annuity contracts
terminable by owners	$ -	$ -	$ -	$ 95,071	$ -
Total net assets	$ -	$ -	$ -	$ 95,071	$ -

Accumulation units outstanding:
M&E - 0.50%	-	-	-	10,125	-
M&E - 1.65%	-	-	-	-	-
M&E - 3.20%	-	-	-	-	-

Accumulation unit value:
M&E - 0.50%	$ 8.238288	$ 9.135924	$ 9.771250	$ 9.389807	$ 8.757184
M&E - 1.65%	$ 7.963804	$ 8.264757	$ 9.557012	$ 9.079896	$ 8.363345
M&E - 3.20%	$ -	$ -	$ -	$ -	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Assets and Liabilities
December 31, 2009

	Transamerica Asset Allocation - Growth VP	Transamerica PIMCO Total Return Bond VP	Transamerica AEGON High Yield Bond VP	Transamerica JPMorgan Enhanced Index VP	Transamerica Int'l Moderate Growth Fund VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	8,754.551	6,729.556	4,097.892	-	-
Cost	$ 64,965	$ 71,568	$ 31,504	$ -	$ -

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 67,060	$ 75,708	$ 32,619	$ -	$ -
Receivable for units sold	-	-	-	-	-
Total assets	67,060	75,708	32,619	-	-

Liabilities
Payable for units redeemed	-	-	-	-	-
	$ 67,060	$ 75,708	$ 32,619	$ -	$ -

Net Assets:
Deferred annuity contracts
terminable by owners	$ 67,060	$ 75,708	$ 32,619	$ -	$ -
Total net assets	$ 67,060	$ 75,708	$ 32,619	$ -	$ -

Accumulation units outstanding:
M&E - 0.50%	6,014	6,925	3,021	-	-
M&E - 1.65%	2,461	-	-	-	-
M&E - 3.20%	-	-	-	-	-

Accumulation unit value:
M&E - 0.50%	$ 8.040173	$ 10.932662	$ 10.798558	$ 8.367350	$ 8.366253
M&E - 1.65%	$ 7.601066	$ 11.064379	$ 10.624194	$ 7.917704	$ 7.971941
M&E - 3.20%	$ -	$ -	$ -	$ -	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Assets and Liabilities
December 31, 2009

	Transamerica Index 50 VP	Transamerica Index 75 VP	Transamerica Efficient Markets VP	Transamerica Hanlon Balanced VP	Transamerica Hanlon Growth & Income VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	-	480.911	-	-	-
Cost	$ -	$ 3,642	$ -	$ -	$ -

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ -	$ 4,333	$ -	$ -	$ -
Receivable for units sold	-	-	-	-	-
Total assets	-	4,333	-	-	-

Liabilities
Payable for units redeemed	-	-	-	-	-
	$ -	$ 4,333	$ -	$ -	$ -

Net Assets:
Deferred annuity contracts
terminable by owners	$ -	$ 4,333	$ -	$ -	$ -
Total net assets	$ -	$ 4,333	$ -	$ -	$ -

Accumulation units outstanding:
M&E - 0.50%	-	483	-	-	-
M&E - 1.65%	-	-	-	-	-
M&E - 3.20%	-	-	-	-	-

Accumulation unit value:
M&E - 0.50%	$ 9.576195	$ 8.965882	$ 12.162142	$ 11.362087	$ 11.391993
M&E - 1.65%	$ 9.395998	$ 8.797080	$ -	$ -	$ -
M&E - 3.20%	$ -	$ -	$ -	$ -	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Assets and Liabilities
December 31, 2009

	Transamerica Hanlon Growth VP	Transamerica Hanlon Managed Income VP	Transamerica Van Kampen Large Cap Core VP	Transamerica Foxhall Emerging Markets/Pacific Rim VP	Transamerica Foxhall Global Conservative VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	-	1,870.676	-	935.335	-
Cost	$ -	$ 18,576	$ -	$ 9,353	$ -

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ -	$ 20,746	$ -	$ 10,251	$ -
Receivable for units sold	-	-	-	-	-
Total assets	-	20,746	-	10,251	-

Liabilities
Payable for units redeemed	-	-	-	-	-
	$ -	$ 20,746	$ -	$ 10,251	$ -

Net Assets:
Deferred annuity contracts
terminable by owners	$ -	$ 20,746	$ -	$ 10,251	$ -
Total net assets	$ -	$ 20,746	$ -	$ 10,251	$ -

Accumulation units outstanding:
M&E - 0.50%	-	1,877	-	938	-
M&E - 1.65%	-	-	-	-	-
M&E - 3.20%	-	-	-	-	-

Accumulation unit value:
M&E - 0.50%	$ 11.481692	$ 11.053115	$ 13.226645	$ 10.932665	$ 10.064804
M&E - 1.65%	$ -	$ -	$ 13.126276	$ -	$ -
M&E - 3.20%	$ -	$ -	$ -	$ -	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Assets and Liabilities
December 31, 2009

	Transamerica Foxhall Global Growth VP	Transamerica Foxhall Global Hard Asset VP	Fidelity VIP Index 500	ProFund VP Bull	ProFund VP NASDAQ-100
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	-	935.331	-	827.003	966.732
Cost	$ -	$ 9,353	$ -	$ 17,317	$ 13,647

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ -	$ 9,671	$ -	$ 19,344	$ 15,738
Receivable for units sold	-	-	-	-	-
Total assets	-	9,671	-	19,344	15,738

Liabilities
Payable for units redeemed	-	-	-	1	-
	$ -	$ 9,671	$ -	$ 19,343	$ 15,738

Net Assets:
Deferred annuity contracts
terminable by owners	$ -	$ 9,671	$ -	$ 19,343	$ 15,738
Total net assets	$ -	$ 9,671	$ -	$ 19,343	$ 15,738

Accumulation units outstanding:
M&E - 0.50%	-	938	-	2,422	1,720
M&E - 1.65%	-	-	-	-	-
M&E - 3.20%	-	-	-	-	-

Accumulation unit value:
M&E - 0.50%	$ 11.002493	$ 10.314205	$ 8.157091	$ 7.986187	$ 9.152423
M&E - 1.65%	$ -	$ -	$ 7.770811	$ 7.580647	$ 8.695668
M&E - 3.20%	$ -	$ -	$ -	$ -	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Assets and Liabilities
December 31, 2009

	ProFund VP Small-Cap	ProFund VP Short Small-Cap	ProFund VP Money Market	Access VP High Yield	ProFund VP Europe 30
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	-	-	21,087.230	-	210.327
Cost	$ -	$ -	$ 21,087	$ -	$ 3,796

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ -	$ -	$ 21,087	$ -	$ 4,429
Receivable for units sold	-	-	-	-	1
Total assets	-	-	21,087	-	4,430

Liabilities
Payable for units redeemed	-	-	-	-	-
	$ -	$ -	$ 21,087	$ -	$ 4,430

Net Assets:
Deferred annuity contracts
terminable by owners	$ -	$ -	$ 21,087	$ -	$ 4,430
Total net assets	$ -	$ -	$ 21,087	$ -	$ 4,430

Accumulation units outstanding:
M&E - 0.50%	-	-	2,119	-	580
M&E - 1.65%	-	-	-	-	-
M&E - 3.20%	-	-	-	-	-

Accumulation unit value:
M&E - 0.50%	$ 8.421918	$ 8.087496	$ 9.950635	$ 10.777997	$ 7.636709
M&E - 1.65%	$ 7.811242	$ 8.120349	$ 9.780342	$ 11.021749	$ 7.141901
M&E - 3.20%	$ -	$ -	$ -	$ -	$ -

See accompanying notes

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Assets and Liabilities
December 31, 2009

	ProFund VP Oil & Gas	ProFund VP Ultra Small-Cap	ProFund VP Utilities	ProFund VP Consumer Services	ProFund VP Pharmaceuticals
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:	-	-	-	-	-
Number of shares	$ -	$ -	$ -	$ -	$ -
Cost

Investments in mutual funds,
Level 1 quoted prices	$ -	$ -	$ -	$ -	$ -
at net asset value	-	-	-	-	-
Receivable for units sold	-	-	-	-	-
Total assets

Liabilities	-	-	-	-	-
Payable for units redeemed	$ -	$ -	$-	$ -	$ -

Net Assets:
Deferred annuity contracts	$ -	$ -	$ -	$ -	$ -
terminable by owners	$ -	$ -	$ -	$ -	$ -
Total net assets

Accumulation units outstanding:	-	-	-	-	-
M&E - 0.50%	-	-	-	-	-
M&E - 1.65%	-	-	-	-	-
M&E - 3.20%	-	-	-	-	-

Accumulation unit value:
M&E - 0.50%	$ 7.152248	$ 5.371392	$ 7.933373	$ 8.995943	$ 10.315404
M&E - 1.65%	$ 7.775440	$ 4.450782	$ 7.626602	$ 8.457714	$ 8.988085
M&E - 3.20%	$ -	$ -	$ -	$ -	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Assets and Liabilities
December 31, 2009

	ProFund VP Small-Cap Value	ProFund VP Asia 30	ProFund VP Japan	ProFund VP Short NASDAQ-100	ProFund VP U.S. Government Plus
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	-	137.566	-	-	0.118
Cost	$ -	$ 7,624	$ -	$ -	$ 3

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ -	$ 7,387	$ -	$ -	$ 2
Receivable for units sold	-	-	-	-	-
Total assets	-	7,387	-	-	2

Liabilities
Payable for units redeemed	-	-	-	-	2
	$ -	$ 7,387	$ -	$ -	$ -

Net Assets:
Deferred annuity contracts
terminable by owners	$ -	$ 7,387	$ -	$ -	$ -
Total net assets	$ -	$ 7,387	$ -	$ -	$ -

Accumulation units outstanding:
M&E - 0.50%	-	915	-	-	-
M&E - 1.65%	-	-	-	-	-
M&E - 3.20%	-	-	-	-	-

Accumulation unit value:
M&E - 0.50%	$ 8.473811	$ 8.071471	$ 6.925370	$ 8.370682	$ 9.987895
M&E - 1.65%	$ 7.908776	$ 7.265727	$ 6.302970	$ 8.269274	$ 9.939312
M&E - 3.20%	$ -	$ -	$ -	$ -	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Assets and Liabilities
December 31, 2009

	ProFund VP Basic Materials	ProFund VP Financials	ProFund VP Precious Metals	ProFund VP Telecommunications	ProFund VP Falling US Dollar
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	632.642	-	228.059	-	-
Cost	$ 24,149	$ -	$ 7,937	$ -	$ -

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 25,590	$ -	$ 9,578	$ -	$ -
Receivable for units sold	-	-	1	-	-
Total assets	25,590	-	9,579	-	-

Liabilities
Payable for units redeemed	-	-	-	-	-
	$ 25,590	$ -	$ 9,579	$ -	$ -

Net Assets:
Deferred annuity contracts
terminable by owners	$ 25,590	$ -	$ 9,579	$ -	$ -
Total net assets	$ 25,590	$ -	$ 9,579	$ -	$ -

Accumulation units outstanding:
M&E - 0.50%	3,367	-	992	-	-
M&E - 1.65%	-	-	-	-	-
M&E - 3.20%	-	-	-	-	-

Accumulation unit value:
M&E - 0.50%	$ 7.600176	$ 5.854548	$ 9.652094	$ 7.610256	$ 9.287361
M&E - 1.65%	$ 8.195850	$ 5.245126	$ 9.174516	$ 6.907755	$ 9.431855
M&E - 3.20%	$ -	$ -	$ -	$ -	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Assets and Liabilities
December 31, 2009

	ProFund VP Emerging Markets	ProFund VP International	ProFund VP Mid-Cap	ProFund VP Short Emerging Markets	ProFund VP Short International
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	974.458	518.989	-	-	-
Cost	$ 24,656	$ 10,036	$ -	$ -	$ -

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 27,412	$ 10,925	$ -	$ -	$ -
Receivable for units sold	-	-	-	-	-
Total assets	27,412	10,925	-	-	-

Liabilities
Payable for units redeemed	-	-	-	-	-
	$ 27,412	$ 10,925	$ -	$ -	$ 10,925

Net Assets:
Deferred annuity contracts
terminable by owners	$ 27,412	$ 10,925	$ -	$ -	$ -
Total net assets	$ 27,412	$ 10,925	$ -	$ -	$ -

Accumulation units outstanding:
M&E - 0.50%	3,376	1,523	-	-	-
M&E - 1.65%	-	-	-	-	-
M&E - 3.20%	-	-	-	-	-

Accumulation unit value:
M&E - 0.50%	$ 8.118958	$ 7.171856	$ 8.229601	$ 6.923404	$ 9.341026
M&E - 1.65%	$ 7.917445	$ 6.651301	$ 7.940805	$ 6.361627	$ 9.348399
M&E - 3.20%	$ -	$ -	$ -	$ -	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Assets and Liabilities
December 31, 2009

	Franklin Templeton VIP Founding Funds Allocation	Alliance Bernstein Balanced Wealth Strategy Portfolio
	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	-	-
Cost	$ -	$ -

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ -	$ -
Receivable for units sold	-	-
Total assets	-	-

Liabilities
Payable for units redeemed	-	-
	$ -	$ -

Net Assets:
Deferred annuity contracts
terminable by owners	$ -	$ -
Total net assets	$ -	$ -

Accumulation units outstanding:
M&E - 0.50%	-	-
M&E - 1.65%	-	-
M&E - 3.20%	-	-

Accumulation unit value:
M&E - 0.50%	$ 12.871588	$ 12.491111
M&E - 1.65%	$ -	$ -
M&E - 3.20%	$ -	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Money Market VP	Transamerica Value Balanced VP	Transamerica Balanced VP	Transamerica Convertible Securities VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 1,212	$ 5,583	$ 12,858	$ 1,072
Expenses:
Administrative, mortality and
expense risk charge	26,095	4,134	24,585	1,045
Net investment income (loss)	(24,883)	1,449	(11,727)	27

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	10,386	-
Proceeds from sales	263,561	19,231	103,403	14,226
Cost of investments sold	263,561	30,709	150,648	23,594
Net realized capital gains (losses) on investments	-	(11,478)	(36,859)	(9,368)

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	-	(75,188)	(338,894)	(25,309)
End of period	-	(40,581)	(129,778)	(7,877)
Net change in unrealized appreciation/depreciation
of investments	-	34,607	209,116	17,432

Net realized and unrealized capital gains (losses)
on investments	-	23,129	172,257	8,064

Increase (decrease) in net assets from operations	$ (24,883)	$ 24,578	$ 160,530	$ 8,091

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Equity VP	Transamerica Growth Opportunities VP	Transamerica Small/Mid Cap Value VP	Transamerica U.S. Government Securities VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 1,712	$ 945	$ 9,573	$ 8,455
Expenses:
Administrative, mortality and
expense risk charge	5,432	8,025	9,004	11,255
Net investment income (loss)	(3,720)	(7,080)	569	(2,800)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	-
Proceeds from sales	16,496	23,607	18,701	143,741
Cost of investments sold	25,166	40,950	31,847	138,730
Net realized capital gains (losses) on investments	(8,670)	(17,343)	(13,146)	5,011

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	(77,175)	(172,353)	(184,411)	18,477
End of period	(22,772)	(70,141)	(72,201)	22,054
Net change in unrealized appreciation/depreciation
of investments	54,403	102,212	112,210	3,577

Net realized and unrealized capital gains (losses)
on investments	45,733	84,869	99,064	8,588

Increase (decrease) in net assets from operations	$ 42,013	$ 77,789	$ 99,633	$ 5,788

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica JPMorgan Core Bond VP	Transamerica Templeton Global VP	Transamerica Van Kampen Mid-Cap Growth VP	Transamerica Federated Market Opportunity VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 371	$ -	$ -	$ 222
Expenses:
Administrative, mortality and
expense risk charge	147	-	67	26
Net investment income (loss)	224	-	(67)	196

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	61	-	-	673
Proceeds from sales	104,913	-	5,701	327
Cost of investments sold	101,801	-	5,379	321
Net realized capital gains (losses) on investments	3,173	-	322	679

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	-	-	-	-
End of period	-	-	4,665	(851)
Net change in unrealized appreciation/depreciation
of investments	-	-	4,665	(851)

Net realized and unrealized capital gains (losses)
on investments	3,173	-	4,987	(172)

Increase (decrease) in net assets from operations	$ 3,397	$ -	$ 4,920	$ 24

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica BlackRock Large Cap Value VP	Transamerica MFS International Equity VP	Transamerica Third Avenue Value VP	Transamerica Clarion Global Real Estate Sec. VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -
Expenses:
Administrative, mortality and
expense risk charge	2	-	-	5
Net investment income (loss)	(2)	-	-	(5)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	-
Proceeds from sales	2,127	-	-	1,628
Cost of investments sold	2,273	-	-	1,449
Net realized capital gains (losses) on investments	(146)	-	-	179

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	-	-	-	-
End of period	-	-	-	212
Net change in unrealized appreciation/depreciation
of investments	-	-	-	212

Net realized and unrealized capital gains (losses)
on investments	(146)	-	-	391

Increase (decrease) in net assets from operations	$ (148)	$ -	$ -	$ 386

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Marsico Growth VP	Transamerica Munder Net50 VP	Transamerica T. Rowe Price Equity Income VP	Transamerica T. Rowe Price Small Cap VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -
Expenses:
Administrative, mortality and
expense risk charge	6	-	-	94
Net investment income (loss)	(6)	-	-	(94)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	1,597
Proceeds from sales	6,229	-	-	6,032
Cost of investments sold	6,207	-	-	5,946
Net realized capital gains (losses) on investments	22	-	-	1,683

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	-	-	-	-
End of period	-	-	-	4,987
Net change in unrealized appreciation/depreciation
of investments	-	-	-	4,987

Net realized and unrealized capital gains (losses)
on investments	22	-	-	6,670

Increase (decrease) in net assets from operations	$ 16	$ -	$ -	$ 6,576

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Focus VP	Transamerica Science & Technology VP	Transamerica Asset Allocation - Conservative VP	Transamerica Asset Allocation - Moderate VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -
Expenses:
Administrative, mortality and
expense risk charge	1	-	-	40
Net investment income (loss)	(1)	-	-	(40)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	-
Proceeds from sales	1,323	-	-	415
Cost of investments sold	1,307	-	-	407
Net realized capital gains (losses) on investments	16	-	-	8

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	-	-	-	-
End of period	-	-	-	772
Net change in unrealized appreciation/depreciation
of investments	-	-	-	772

Net realized and unrealized capital gains (losses)
on investments	16	-	-	780

Increase (decrease) in net assets from operations	$ 15	$ -	$ -	$ 740

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Asset Allocation - Moderate Growth VP	Transamerica Asset Allocation - Growth VP	Transamerica PIMCO Total Return Bond VP	Transamerica AEGON High Yield Bond VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ -	$ 410	$ 5,487	$ 1,405
Expenses:
Administrative, mortality and
expense risk charge	-	79	382	49
Net investment income (loss)	-	331	5,105	1,356

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	1,235	2,695	-
Proceeds from sales	-	263	20,715	7,399
Cost of investments sold	-	254	18,796	7,245
Net realized capital gains (losses) on investments	-	1,244	4,614	154

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	-	-	2,645	-
End of period	-	2,095	4,140	1,115
Net change in unrealized appreciation/depreciation
of investments	-	2,095	1,495	1,115

Net realized and unrealized capital gains (losses)
on investments	-	3,339	6,109	1,269

Increase (decrease) in net assets from operations	$ -	$ 3,670	$ 11,214	$ 2,625

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica JPMorgan Enhanced Index VP	Transamerica Int'l Moderate Growth Fund VP	Transamerica Index 50 VP	Transamerica Index 75 VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 14
Expenses:
Administrative, mortality and
expense risk charge	-	-	-	12
Net investment income (loss)	-	-	-	2

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	-
Proceeds from sales	-	-	-	56
Cost of investments sold	-	-	-	50
Net realized capital gains (losses) on investments	-	-	-	6

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	-	-	-	-
End of period	-	-	-	691
Net change in unrealized appreciation/depreciation
of investments	-	-	-	691

Net realized and unrealized capital gains (losses)
on investments	-	-	-	697

Increase (decrease) in net assets from operations	$ -	$ -	$ -	$ 699

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Efficient Markets VP	Transamerica Hanlon Balanced VP	Transamerica Hanlon Growth & Income VP	Transamerica Hanlon Growth VP
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -
Expenses:
Administrative, mortality and
expense risk charge	-	-	-	-
Net investment income (loss)	-	-	-	-

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	-
Proceeds from sales	103	100	18,824	100
Cost of investments sold	100	100	18,957	100
Net realized capital gains (losses) on investments	3	-	(133)	-

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	-	-	-	-
End of period	-	-	-	-
Net change in unrealized appreciation/depreciation
of investments	-	-	-	-

Net realized and unrealized capital gains (losses)
on investments	3	-	(133)	-

Increase (decrease) in net assets from operations	$ 3	$ -	$ (133)	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Hanlon Managed Income VP	Transamerica Van Kampen Large Cap Core VP	Transamerica Foxhall Emerging Markets/Pacific Rim VP	Transamerica Foxhall Global Conservative VP
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -
Expenses:
Administrative, mortality and
expense risk charge	48	-	24	-
Net investment income (loss)	(48)	-	(24)	-

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	-
Proceeds from sales	261	-	179	100
Cost of investments sold	248	-	175	100
Net realized capital gains (losses) on investments	13	-	4	-

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	-	-	-	-
End of period	2,170	-	898	-
Net change in unrealized appreciation/depreciation
of investments	2,170	-	898	-

Net realized and unrealized capital gains (losses)
on investments	2,183	-	902	-

Increase (decrease) in net assets from operations	$ 2,135	$ -	$ 878	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Foxhall Global Growth VP	Transamerica Foxhall Global Hard Asset VP	Fidelity VIP Index 500	ProFund VP Bull
	Subaccount(1)	Subaccount(1)	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 150
Expenses:
Administrative, mortality and
expense risk charge	-	23	-	42
Net investment income (loss)	-	(23)	-	108

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	-
Proceeds from sales	100	176	-	6,077
Cost of investments sold	100	175	-	5,414
Net realized capital gains (losses) on investments	-	1	-	663

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	-	-	-	-
End of period	-	318	-	2,027
Net change in unrealized appreciation/depreciation
of investments	-	318	-	2,027

Net realized and unrealized capital gains (losses)
on investments	-	319	-	2,690

Increase (decrease) in net assets from operations	$ -	$ 296	$ -	$ 2,798

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP NASDAQ-100	ProFund VP Small-Cap	ProFund VP Short Small-Cap	ProFund VP Money Market
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 4
Expenses:
Administrative, mortality and
expense risk charge	36	3	-	82
Net investment income (loss)	(36)	(3)	-	(78)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	-
Proceeds from sales	6,511	2,936	-	72,658
Cost of investments sold	6,279	2,911	-	72,658
Net realized capital gains (losses) on investments	232	25	-	-

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	-	-	-	-
End of period	2,091	-	-	-
Net change in unrealized appreciation/depreciation
of investments	2,091	-	-	-

Net realized and unrealized capital gains (losses)
on investments	2,323	25	-	-

Increase (decrease) in net assets from operations	$ 2,287	$ 22	$ -	$ (78)

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Access VP High Yield	ProFund VP Europe 30	ProFund VP Oil & Gas	ProFund VP Ultra Small-Cap
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ -	$ 107	$ -	$ -
Expenses:
Administrative, mortality and
expense risk charge	2	13	2	-
Net investment income (loss)	(2)	94	(2)	-

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	-
Proceeds from sales	3,697	2,762	3,900	-
Cost of investments sold	3,579	2,762	3,579	-
Net realized capital gains (losses) on investments	118	-	321	-

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	-	-	-	-
End of period	-	633	-	-
Net change in unrealized appreciation/depreciation
of investments	-	633	-	-

Net realized and unrealized capital gains (losses)
on investments	118	633	321	-

Increase (decrease) in net assets from operations	$ 116	$ 727	$ 319	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Utilities	ProFund VP Consumer Services	ProFund VP Pharmaceuticals	ProFund VP Small-Cap Value
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -
Expenses:
Administrative, mortality and
expense risk charge	2	-	1	3
Net investment income (loss)	(2)	-	(1)	(3)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	-
Proceeds from sales	3,699	-	4,494	3,652
Cost of investments sold	3,579	-	4,766	3,664
Net realized capital gains (losses) on investments	120	-	(272)	(12)

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	-	-	-	-
End of period	-	-	-	-
Net change in unrealized appreciation/depreciation
of investments	-	-	-	-

Net realized and unrealized capital gains (losses)
on investments	120	-	(272)	(12)

Increase (decrease) in net assets from operations	$ 118	$ -	$ (273)	$ (15)

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Asia 30	ProFund VP Japan	ProFund VP Short NASDAQ-100	ProFund VP U.S. Government Plus
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 56	$ -	$ -	$ 2
Expenses:
Administrative, mortality and
expense risk charge	18	-	2	19
Net investment income (loss)	38	-	(2)	(17)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	750	-	-	1
Proceeds from sales	5,919	-	3,352	12,471
Cost of investments sold	5,716	-	3,579	15,843
Net realized capital gains (losses) on investments	953	-	(227)	(3,371)

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	-	-	-	1
End of period	(237)	-	-	(1)
Net change in unrealized appreciation/depreciation
of investments	(237)	-	-	(2)

Net realized and unrealized capital gains (losses)
on investments	716	-	(227)	(3,373)

Increase (decrease) in net assets from operations	$ 754	$ -	$ (229)	$ (3,390)

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Basic Materials	ProFund VP Financials	ProFund VP Precious Metals	ProFund VP Telecommunications
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 27	$ -	$ 60	$ -
Expenses:
Administrative, mortality and
expense risk charge	32	-	31	-
Net investment income (loss)	(5)	-	29	-

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	-
Proceeds from sales	3,122	-	9,092	-
Cost of investments sold	2,919	-	8,660	-
Net realized capital gains (losses) on investments	203	-	432	-

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	-	-	-	-
End of period	1,441	-	1,641	-
Net change in unrealized appreciation/depreciation
of investments	1,441	-	1,641	-

Net realized and unrealized capital gains (losses)
on investments	1,644	-	2,073	-

Increase (decrease) in net assets from operations	$ 1,639	$ -	$ 2,102	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Falling US Dollar	ProFund VP Emerging Markets	ProFund VP International	ProFund VP Mid-Cap
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 19	$ 14	$ 2	$ -
Expenses:
Administrative, mortality and
expense risk charge	1	52	25	3
Net investment income (loss)	18	(38)	(23)	(3)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	-
Proceeds from sales	1,192	10,321	6,499	3,656
Cost of investments sold	1,191	9,521	6,153	3,557
Net realized capital gains (losses) on investments	1	800	346	99

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	-	-	-	-
End of period	-	2,756	889	-
Net change in unrealized appreciation/depreciation
of investments	-	2,756	889	-

Net realized and unrealized capital gains (losses)
on investments	1	3,556	1,235	99

Increase (decrease) in net assets from operations	$ 19	$ 3,518	$ 1,212	$ 96

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Short Emerging Markets	ProFund VP Short International	Franklin Templeton VIP Founding Funds Allocation	Alliance Bernstein Balanced Wealth Strategy Portfolio
	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -
Expenses:
Administrative, mortality and
expense risk charge	2	-	-	-
Net investment income (loss)	(2)	-	-	-

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	-
Proceeds from sales	3,093	-	102	103
Cost of investments sold	3,579	-	100	100
Net realized capital gains (losses) on investments	(486)	-	2	3

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	-	-	-	-
End of period	-	-	-	-
Net change in unrealized appreciation/depreciation
of investments	-	-	-	-

Net realized and unrealized capital gains (losses)
on investments	(486)	-	2	3

Increase (decrease) in net assets from operations	$ (488)	$ -	$ 2	$ 3

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Money Market VP		Transamerica Value Balanced VP
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ (24,883)	$ (8,281)	$ 1,449	$ 3,129
Net realized capital gains (losses)
on investments	-	(10)	(11,478)	7,324
Net change in unrealized appreciation/
depreciation of investments	-	-	34,607	(70,604)
Increase (decrease) in net assets
from operations	(24,883)	(8,291)	24,578	(60,151)

Contract transactions
Net contract purchase payments	-	1,054,783	16,910	65,225
Transfer payments from (to) other
subaccounts or general account	(120,289)	(94,512)	(27,792)	(2,269)
Contract terminations, withdrawals,
and other deductions	(6,254)	(26,584)	(112)	-
Contract maintenance charges	(1,136)	(109)	(45)	-
Increase (decrease) in net assets
from contract transactions	(127,679)	933,578	(11,039)	62,956
Net increase (decrease) in net assets	(152,562)	925,287	13,539	2,805

Net assets:
Beginning of the period	925,287	-	129,260	126,455
End of the period	$ 772,725	$ 925,287	$ 142,799	$ 129,260

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Balanced VP		Transamerica Convertible Securities VP
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ (11,727)	$ (9,708)	$ 27	$ 1,812
Net realized capital gains (losses)
on investments	(36,859)	37,610	(9,368)	3,012
Net change in unrealized appreciation/
depreciation of investments	209,116	(352,324)	17,432	(25,309)
Increase (decrease) in net assets
from operations	160,530	(324,422)	8,091	(20,485)

Contract transactions
Net contract purchase payments	33,213	409,125	23,910	55,456
Transfer payments from (to) other
subaccounts or general account	(76,235)	84,984	(12,801)	(406)
Contract terminations, withdrawals,
and other deductions	(880)	-	(155)	-
Contract maintenance charges	-	-	(73)	-
Increase (decrease) in net assets
from contract transactions	(43,902)	494,109	10,881	55,050
Net increase (decrease) in net assets	116,628	169,687	18,972	34,565

Net assets:
Beginning of the period	763,708	594,021	34,565	-
End of the period	$ 880,336	$ 763,708	$ 53,537	$ 34,565

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Equity VP		Transamerica Growth Opportunities VP
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ (3,720)	$ (3,325)	$ (7,080)	$ 4,145
Net realized capital gains (losses)
on investments	(8,670)	1,559	(17,343)	57,973
Net change in unrealized appreciation/
depreciation of investments	54,403	(77,270)	102,212	(176,456)
Increase (decrease) in net assets
from operations	42,013	(79,036)	77,789	(114,338)

Contract transactions
Net contract purchase payments	25,843	148,771	68,224	205,811
Transfer payments from (to) other
subaccounts or general account	(15,795)	87,794	(13,108)	21,614
Contract terminations, withdrawals,
and other deductions	(1,518)	-	(2,915)	-
Contract maintenance charges	(79)	-	(225)	-
Increase (decrease) in net assets
from contract transactions	8,451	236,565	51,976	227,425
Net increase (decrease) in net assets	50,464	157,529	129,765	113,087

Net assets:
Beginning of the period	164,932	7,403	230,867	117,780
End of the period	$ 215,396	$ 164,932	$ 360,632	$ 230,867

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Small/Mid Cap Value VP		Transamerica U.S. Government Securities VP
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ 569	$ (2,138)	$ (2,800)	$ (3,006)
Net realized capital gains (losses)
on investments	(13,146)	25,569	5,011	466
Net change in unrealized appreciation/
depreciation of investments	112,210	(180,761)	3,577	16,479
Increase (decrease) in net assets
from operations	99,633	(157,330)	5,788	13,939

Contract transactions
Net contract purchase payments	20,728	118,348	-	136,047
Transfer payments from (to) other
subaccounts or general account	(12,731)	181,422	(38,182)	11
Contract terminations, withdrawals,
and other deductions	(112)	-	(789)	(10,111)
Contract maintenance charges	(134)	-	(780)	-
Increase (decrease) in net assets
from contract transactions	7,751	299,770	(39,751)	125,947
Net increase (decrease) in net assets	107,384	142,440	(33,963)	139,886

Net assets:
Beginning of the period	253,571	111,131	362,137	222,251
End of the period	$ 360,955	$ 253,571	$ 328,174	$ 362,137

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica JPMorgan Core Bond VP		Transamerica Templeton Global VP
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ 224	$ -	$ -	$ -
Net realized capital gains (losses)
on investments	3,173	-	-	-
Net change in unrealized appreciation/
depreciation of investments	-	-	-	-
Increase (decrease) in net assets
from operations	3,397	-	-	-

Contract transactions
Net contract purchase payments	-	-	-	-
Transfer payments from (to) other
subaccounts or general account	(2,709)	-	-	-
Contract terminations, withdrawals,
and other deductions	(106)	-	-	-
Contract maintenance charges	(582)	-	-	-
Increase (decrease) in net assets
from contract transactions	(3,397)	-	-	-
Net increase (decrease) in net assets	-	-	-	-

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ -	$ -	$ -	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Van Kampen Mid-Cap Growth VP		Transamerica Federated Market Opportunity VP
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ (67)	$ -	$ 196	$ -
Net realized capital gains (losses)
on investments	322	(151)	679	-
Net change in unrealized appreciation/
depreciation of investments	4,665	-	(851)	-
Increase (decrease) in net assets
from operations	4,920	(151)	24	-

Contract transactions
Net contract purchase payments	30,042	377	-	-
Transfer payments from (to) other
subaccounts or general account	1	(226)	6,959	-
Contract terminations, withdrawals,
and other deductions	(2,813)	-	-	-
Contract maintenance charges	(189)	-	(102)	-
Increase (decrease) in net assets
from contract transactions	27,041	151	6,857	-
Net increase (decrease) in net assets	31,961	-	6,881	-

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ 31,961	$ -	$ 6,881	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica BlackRock Large Cap Value VP		Transamerica MFS International Equity VP
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ (2)	$ -	$ -	$ -
Net realized capital gains (losses)
on investments	(146)	-	-	-
Net change in unrealized appreciation/
depreciation of investments	-	-	-	-
Increase (decrease) in net assets
from operations	(148)	-	-	-

Contract transactions
Net contract purchase payments	-	-	-	-
Transfer payments from (to) other
subaccounts or general account	159	-	-	-
Contract terminations, withdrawals,
and other deductions	-	-	-	-
Contract maintenance charges	(11)	-	-	-
Increase (decrease) in net assets
from contract transactions	148	-	-	-
Net increase (decrease) in net assets	-	-	-	-

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ -	$ -	$ -	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Third Avenue Value VP		Transamerica Clarion Global Real Estate Sec. VP
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ -	$ (1)	$ (5)	$ -
Net realized capital gains (losses)
on investments	-	(307)	179	1
Net change in unrealized appreciation/
depreciation of investments	-	-	212	-
Increase (decrease) in net assets
from operations	-	(308)	386	1

Contract transactions
Net contract purchase payments	-	152	1,295	-
Transfer payments from (to) other
subaccounts or general account	-	156	554	(1)
Contract terminations, withdrawals,
and other deductions	-	-	(577)	-
Contract maintenance charges	-	-	(32)	-
Increase (decrease) in net assets
from contract transactions	-	308	1,240	(1)
Net increase (decrease) in net assets	-	-	1,626	-

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ -	$ -	$ 1,626	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Marsico Growth VP		Transamerica Munder Net50 VP
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ (6)	$ -	$ -	$ -
Net realized capital gains (losses)
on investments	22	-	-	1
Net change in unrealized appreciation/
depreciation of investments	-	-	-	-
Increase (decrease) in net assets
from operations	16	-	-	1

Contract transactions
Net contract purchase payments	-	-	-	-
Transfer payments from (to) other
subaccounts or general account	31	-	-	(1)
Contract terminations, withdrawals,
and other deductions	(13)	-	-	-
Contract maintenance charges	(34)	-	-	-
Increase (decrease) in net assets
from contract transactions	(16)	-	-	(1)
Net increase (decrease) in net assets	-	-	-	-

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ -	$ -	$ -	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica T. Rowe Price Equity Income VP		Transamerica T. Rowe Price Small Cap VP
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ -	$ -	$ (94)	$ (1)
Net realized capital gains (losses)
on investments	-	-	1,683	(556)
Net change in unrealized appreciation/
depreciation of investments	-	-	4,987	-
Increase (decrease) in net assets
from operations	-	-	6,576	(557)

Contract transactions
Net contract purchase payments	-	-	45,125	557
Transfer payments from (to) other
subaccounts or general account	-	-	-	-
Contract terminations, withdrawals,
and other deductions	-	-	(3,929)	-
Contract maintenance charges	-	-	(254)	-
Increase (decrease) in net assets
from contract transactions	-	-	40,942	557
Net increase (decrease) in net assets	-	-	47,518	-

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ -	$ -	$ 47,518	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Focus VP		Transamerica Science & Technology VP
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ (1)	$ -	$ -	$ -
Net realized capital gains (losses)
on investments	16	(46)	-	-
Net change in unrealized appreciation/
depreciation of investments	-	-	-	-
Increase (decrease) in net assets
from operations	15	(46)	-	-

Contract transactions
Net contract purchase payments	-	-	-	-
Transfer payments from (to) other
subaccounts or general account	(9)	46	-	-
Contract terminations, withdrawals,
and other deductions	-	-	-	-
Contract maintenance charges	(6)	-	-	-
Increase (decrease) in net assets
from contract transactions	(15)	46	-	-
Net increase (decrease) in net assets	-	-	-	-

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ -	$ -	$ -	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Asset Allocation - Conservative VP		Transamerica Asset Allocation - Moderate VP
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ -	$ -	$ (40)	$ -
Net realized capital gains (losses)
on investments	-	-	8	-
Net change in unrealized appreciation/
depreciation of investments	-	-	772	-
Increase (decrease) in net assets
from operations	-	-	740	-

Contract transactions
Net contract purchase payments	-	-	-	-
Transfer payments from (to) other
subaccounts or general account	-	-	94,706	-
Contract terminations, withdrawals,
and other deductions	-	-	-	-
Contract maintenance charges	-	-	(375)	-
Increase (decrease) in net assets
from contract transactions	-	-	94,331	-
Net increase (decrease) in net assets	-	-	95,071	-

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ -	$ -	$ 95,071	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Asset Allocation - Moderate Growth VP		Transamerica Asset Allocation - Growth VP
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ -	$ -	$ 331	$ -
Net realized capital gains (losses)
on investments	-	-	1,244	-
Net change in unrealized appreciation/
depreciation of investments	-	-	2,095	-
Increase (decrease) in net assets
from operations	-	-	3,670	-

Contract transactions
Net contract purchase payments	-	-	14,898	-
Transfer payments from (to) other
subaccounts or general account	-	-	48,506	-
Contract terminations, withdrawals,
and other deductions	-	-	26	-
Contract maintenance charges	-	-	(40)	-
Increase (decrease) in net assets
from contract transactions	-	-	63,390	-
Net increase (decrease) in net assets	-	-	67,060	-

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ -	$ -	$ 67,060	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica PIMCO Total Return Bond VP		Transamerica AEGON High Yield Bond VP
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ 5,105	$ (63)	$ 1,356	$ -
Net realized capital gains (losses)
on investments	4,614	-	154	-
Net change in unrealized appreciation/
depreciation of investments	1,495	2,645	1,115	-
Increase (decrease) in net assets
from operations	11,214	2,582	2,625	-

Contract transactions
Net contract purchase payments	2,771	-	32,971	-
Transfer payments from (to) other
subaccounts or general account	1	60,148	(1)	-
Contract terminations, withdrawals,
and other deductions	(122)	-	(2,798)	-
Contract maintenance charges	(810)	(76)	(178)	-
Increase (decrease) in net assets
from contract transactions	1,840	60,072	29,994	-
Net increase (decrease) in net assets	13,054	62,654	32,619	-

Net assets:
Beginning of the period	62,654	-	-	-
End of the period	$ 75,708	$ 62,654	$ 32,619	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica JPMorgan Enhanced Index VP		Transamerica Int'l Moderate Growth Fund VP
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ -	$ -	$ -	$ -
Net realized capital gains (losses)
on investments	-	-	-	-
Net change in unrealized appreciation/
depreciation of investments	-	-	-	-
Increase (decrease) in net assets
from operations	-	-	-	-

Contract transactions
Net contract purchase payments	-	-	-	-
Transfer payments from (to) other
subaccounts or general account	-	-	-	-
Contract terminations, withdrawals,
and other deductions	-	-	-	-
Contract maintenance charges	-	-	-	-
Increase (decrease) in net assets
from contract transactions	-	-	-	-
Net increase (decrease) in net assets	-	-	-	-

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ -	$ -	$ -	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Index 50 VP		Transamerica Index 75 VP
	Subaccount		Subaccount
	2009	2008(1)	2009	2008(1)
Operations
Net investment income (loss)	$ -	$ -	$ 2	$ -
Net realized capital gains (losses)
on investments	-	-	6	-
Net change in unrealized appreciation/
depreciation of investments	-	-	691	-
Increase (decrease) in net assets
from operations	-	-	699	-

Contract transactions
Net contract purchase payments	-	-	3,678	-
Transfer payments from (to) other
subaccounts or general account	-	-	-	-
Contract terminations, withdrawals,
and other deductions	-	-	-	-
Contract maintenance charges	-	-	(44)	-
Increase (decrease) in net assets
from contract transactions	-	-	3,634	-
Net increase (decrease) in net assets	-	-	4,333	-

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ -	$ -	$ 4,333	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Efficient Markets VP	Transamerica Hanlon Balanced VP	Transamerica Hanlon Growth & Income VP	Transamerica Hanlon Growth VP
	Subaccount	Subaccount	Subaccount	Subaccount
	2009(1)	2009(1)	2009(1)	2009(1)
Operations
Net investment income (loss)	$ -	$ -	$ -	$ -
Net realized capital gains (losses)
on investments	3	-	(133)	-
Net change in unrealized appreciation/
depreciation of investments	-	-	-	-
Increase (decrease) in net assets
from operations	3	-	(133)	-

Contract transactions
Net contract purchase payments	-	-	18,857	-
Transfer payments from (to) other
subaccounts or general account	(3)	-	(18,724)	-
Contract terminations, withdrawals,
and other deductions	-	-	-	-
Contract maintenance charges	-	-	-	-
Increase (decrease) in net assets
from contract transactions	(3)	-	133	-
Net increase (decrease) in net assets	-	-	-	-

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ -	$ -	$ -	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Hanlon Managed Income VP	Transamerica Van Kampen Large Cap Core VP	Transamerica Foxhall Emerging Markets/Pacific Rim VP	Transamerica Foxhall Global Conservative VP
	Subaccount	Subaccount	Subaccount	Subaccount
	2009(1)	2009(1)	2009(1)	2009(1)
Operations
Net investment income (loss)	$ (48)	$ -	$ (24)	$ -
Net realized capital gains (losses)
on investments	13	-	4	-
Net change in unrealized appreciation/
depreciation of investments	2,170	-	898	-
Increase (decrease) in net assets
from operations	2,135	-	878	-

Contract transactions
Net contract purchase payments	-	-	9,428	-
Transfer payments from (to) other
subaccounts or general account	18,723	-	1	-
Contract terminations, withdrawals,
and other deductions	-	-	-	-
Contract maintenance charges	(112)	-	(56)	-
Increase (decrease) in net assets
from contract transactions	18,611	-	9,373	-
Net increase (decrease) in net assets	20,746	-	10,251	-

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ 20,746	$ -	$ 10,251	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Foxhall Global Growth VP	Transamerica Foxhall Global Hard Asset VP	Fidelity VIP Index 500
	Subaccount	Subaccount	Subaccount
	2009(1)	2009(1)	2009	2008
Operations
Net investment income (loss)	$ -	$ (23)	$ -	$ -
Net realized capital gains (losses)
on investments	-	1	-	-
Net change in unrealized appreciation/
depreciation of investments	-	318	-	-
Increase (decrease) in net assets
from operations	-	296	-	-

Contract transactions
Net contract purchase payments	-	9,428	-	-
Transfer payments from (to) other
subaccounts or general account	-	-	-	-
Contract terminations, withdrawals,
and other deductions	-	-	-	-
Contract maintenance charges	-	(53)	-	-
Increase (decrease) in net assets
from contract transactions	-	9,375	-	-
Net increase (decrease) in net assets	-	9,671	-	-

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ -	$ 9,671	$ -	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Bull		ProFund VP NASDAQ-100
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ 108	$ -	$ (36)	$ -
Net realized capital gains (losses)
on investments	663	-	232	(86)
Net change in unrealized appreciation/
depreciation of investments	2,027	-	2,091	-
Increase (decrease) in net assets
from operations	2,798	-	2,287	(86)

Contract transactions
Net contract purchase payments	8,923	-	14,991	-
Transfer payments from (to) other
subaccounts or general account	8,308	-	-	86
Contract terminations, withdrawals,
and other deductions	(213)	-	(1,430)	-
Contract maintenance charges	(473)	-	(110)	-
Increase (decrease) in net assets
from contract transactions	16,545	-	13,451	86
Net increase (decrease) in net assets	19,343	-	15,738	-

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ 19,343	$ -	$ 15,738	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Small-Cap		ProFund VP Short Small-Cap
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ (3)	$ -	$ -	$ -
Net realized capital gains (losses)
on investments	25	(215)	-	-
Net change in unrealized appreciation/
depreciation of investments	-	-	-	-
Increase (decrease) in net assets
from operations	22	(215)	-	-

Contract transactions
Net contract purchase payments	-	152	-	-
Transfer payments from (to) other
subaccounts or general account	(8)	63	-	-
Contract terminations, withdrawals,
and other deductions	-	-	-	-
Contract maintenance charges	(14)	-	-	-
Increase (decrease) in net assets
from contract transactions	(22)	215	-	-
Net increase (decrease) in net assets	-	-	-	-

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ -	$ -	$ -	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Money Market		Access VP High Yield
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ (78)	$ (9)	$ (2)	$ -
Net realized capital gains (losses)
on investments	-	-	118	-
Net change in unrealized appreciation/
depreciation of investments	-	-	-	-
Increase (decrease) in net assets
from operations	(78)	(9)	116	-

Contract transactions
Net contract purchase payments	-	1	-	-
Transfer payments from (to) other
subaccounts or general account	(6,864)	30,006	(104)	-
Contract terminations, withdrawals,
and other deductions	(856)	-	-	-
Contract maintenance charges	(1,067)	(46)	(12)	-
Increase (decrease) in net assets
from contract transactions	(8,787)	29,961	(116)	-
Net increase (decrease) in net assets	(8,865)	29,952	-	-

Net assets:
Beginning of the period	29,952	-	-	-
End of the period	$ 21,087	$ 29,952	$ -	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Europe 30		ProFund VP Oil & Gas
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ 94	$ -	$ (2)	$ -
Net realized capital gains (losses)
on investments	-	-	321	1
Net change in unrealized appreciation/
depreciation of investments	633	-	-	-
Increase (decrease) in net assets
from operations	727	-	319	1

Contract transactions
Net contract purchase payments	3,678	-	-	-
Transfer payments from (to) other
subaccounts or general account	71	-	(306)	(1)
Contract terminations, withdrawals,
and other deductions	-	-	-	-
Contract maintenance charges	(46)	-	(13)	-
Increase (decrease) in net assets
from contract transactions	3,703	-	(319)	(1)
Net increase (decrease) in net assets	4,430	-	-	-

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ 4,430	$ -	$ -	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Ultra Small-Cap		ProFund VP Utilities
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ -	$ -	$ (2)	$ -
Net realized capital gains (losses)
on investments	-	(1)	120	1
Net change in unrealized appreciation/
depreciation of investments	-	-	-	-
Increase (decrease) in net assets
from operations	-	(1)	118	1

Contract transactions
Net contract purchase payments	-	-	-	-
Transfer payments from (to) other
subaccounts or general account	-	1	(105)	(1)
Contract terminations, withdrawals,
and other deductions	-	-	-	-
Contract maintenance charges	-	-	(13)	-
Increase (decrease) in net assets
from contract transactions	-	1	(118)	(1)
Net increase (decrease) in net assets	-	-	-	-

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ -	$ -	$ -	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Consumer Services		ProFund VP Pharmaceuticals
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ -	$ -	$ (1)	$ -
Net realized capital gains (losses)
on investments	-	-	(272)	-
Net change in unrealized appreciation/
depreciation of investments	-	-	-	-
Increase (decrease) in net assets
from operations	-	-	(273)	-

Contract transactions
Net contract purchase payments	-	-	-	-
Transfer payments from (to) other
subaccounts or general account	-	-	273	-
Contract terminations, withdrawals,
and other deductions	-	-	-	-
Contract maintenance charges	-	-	-	-
Increase (decrease) in net assets
from contract transactions	-	-	273	-
Net increase (decrease) in net assets	-	-	-	-

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ -	$ -	$ -	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Small-Cap Value		ProFund VP Asia 30
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ (3)	$ -	$ 38	$ -
Net realized capital gains (losses)
on investments	(12)	-	953	1
Net change in unrealized appreciation/
depreciation of investments	-	-	(237)	-
Increase (decrease) in net assets
from operations	(15)	-	754	1

Contract transactions
Net contract purchase payments	-	-	7,220	-
Transfer payments from (to) other
subaccounts or general account	32	-	39	(1)
Contract terminations, withdrawals,
and other deductions	-	-	(572)	-
Contract maintenance charges	(17)	-	(54)	-
Increase (decrease) in net assets
from contract transactions	15	-	6,633	(1)
Net increase (decrease) in net assets	-	-	7,387	-

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ -	$ -	$ 7,387	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Japan		ProFund VP Short NASDAQ-100
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ -	$ -	$ (2)	$ -
Net realized capital gains (losses)
on investments	-	1	(227)	-
Net change in unrealized appreciation/
depreciation of investments	-	-	-	-
Increase (decrease) in net assets
from operations	-	1	(229)	-

Contract transactions
Net contract purchase payments	-	-	-	-
Transfer payments from (to) other
subaccounts or general account	-	(1)	241	-
Contract terminations, withdrawals,
and other deductions	-	-	-	-
Contract maintenance charges	-	-	(12)	-
Increase (decrease) in net assets
from contract transactions	-	(1)	229	-
Net increase (decrease) in net assets	-	-	-	-

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ -	$ -	$ -	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP U.S. Government Plus		ProFund VP Basic Materials
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ (17)	$ 3	$ (5)	$ -
Net realized capital gains (losses)
on investments	(3,371)	(8)	203	(137)
Net change in unrealized appreciation/
depreciation of investments	(2)	1	1,441	-
Increase (decrease) in net assets
from operations	(3,390)	(4)	1,639	(137)

Contract transactions
Net contract purchase payments	-	29	6,754	115
Transfer payments from (to) other
subaccounts or general account	3,527	(25)	18,531	22
Contract terminations, withdrawals,
and other deductions	(34)	-	(1,186)	-
Contract maintenance charges	(103)	-	(148)	-
Increase (decrease) in net assets
from contract transactions	3,390	4	23,951	137
Net increase (decrease) in net assets	-	-	25,590	-

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ -	$ -	$ 25,590	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Financials		ProFund VP Precious Metals
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ -	$ -	$ 29	$ -
Net realized capital gains (losses)
on investments	-	-	432	2
Net change in unrealized appreciation/
depreciation of investments	-	-	1,641	-
Increase (decrease) in net assets
from operations	-	-	2,102	2

Contract transactions
Net contract purchase payments	-	-	2,738	-
Transfer payments from (to) other
subaccounts or general account	-	-	5,704	(2)
Contract terminations, withdrawals,
and other deductions	-	-	(835)	-
Contract maintenance charges	-	-	(130)	-
Increase (decrease) in net assets
from contract transactions	-	-	7,477	(2)
Net increase (decrease) in net assets	-	-	9,579	-

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ -	$ -	$ 9,579	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Telecommunications		ProFund VP Falling US Dollar
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ -	$ -	$ 18	$ -
Net realized capital gains (losses)
on investments	-	-	1	(27)
Net change in unrealized appreciation/
depreciation of investments	-	-	-	-
Increase (decrease) in net assets
from operations	-	-	19	(27)

Contract transactions
Net contract purchase payments	-	-	-	24
Transfer payments from (to) other
subaccounts or general account	-	-	554	3
Contract terminations, withdrawals,
and other deductions	-	-	(567)	-
Contract maintenance charges	-	-	(6)	-
Increase (decrease) in net assets
from contract transactions	-	-	(19)	27
Net increase (decrease) in net assets	-	-	-	-

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ -	$ -	$ -	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Emerging Markets		ProFund VP International
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ (38)	$ -	$ (23)	$ -
Net realized capital gains (losses)
on investments	800	1	346	-
Net change in unrealized appreciation/
depreciation of investments	2,756	-	889	-
Increase (decrease) in net assets
from operations	3,518	1	1,212	-

Contract transactions
Net contract purchase payments	11,820	-	4,424	-
Transfer payments from (to) other
subaccounts or general account	14,415	(1)	5,702	-
Contract terminations, withdrawals,
and other deductions	(2,072)	-	(125)	-
Contract maintenance charges	(269)	-	(288)	-
Increase (decrease) in net assets
from contract transactions	23,894	(1)	9,713	-
Net increase (decrease) in net assets	27,412	-	10,925	-

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ 27,412	$ -	$ 10,925	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Mid-Cap		ProFund VP Short Emerging Markets
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ (3)	$ (1)	$ (2)	$ -
Net realized capital gains (losses)
on investments	99	(341)	(486)	(1)
Net change in unrealized appreciation/
depreciation of investments	-	-	-	-
Increase (decrease) in net assets
from operations	96	(342)	(488)	(1)

Contract transactions
Net contract purchase payments	-	169	-	-
Transfer payments from (to) other
subaccounts or general account	(78)	173	499	1
Contract terminations, withdrawals,
and other deductions	-	-	-	-
Contract maintenance charges	(18)	-	(11)	-
Increase (decrease) in net assets
from contract transactions	(96)	342	488	1
Net increase (decrease) in net assets	-	-	-	-

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ -	$ -	$ -	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Short International		Franklin Templeton VIP Founding Funds Allocation	Alliance Bernstein Balanced Wealth Strategy Portfolio
	Subaccount		Subaccount	Subaccount
	2009	2008	2009(1)	2009(1)
Operations
Net investment income (loss)	$ -	$ -	$ -	$ -
Net realized capital gains (losses)
on investments	-	(1)	2	3
Net change in unrealized appreciation/
depreciation of investments	-	-	-	-
Increase (decrease) in net assets
from operations	-	(1)	2	3

Contract transactions
Net contract purchase payments	-	-	-	-
Transfer payments from (to) other
subaccounts or general account	-	1	(2)	(3)
Contract terminations, withdrawals,
and other deductions	-	-	-	-
Contract maintenance charges	-	-	-	-
Increase (decrease) in net assets
from contract transactions	-	1	(2)	(3)
Net increase (decrease) in net assets	-	-	-	-

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ -	$ -	$ -	$ -

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Notes to Financial Statements
December 31, 2009

1.	Organization and Summary of Significant Accounting Policies
Organization
The WRL Series Life Account G (the "Life Account" or the "Company") was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL" or the "depositor") and is registered as a unit investment trust under the Investment Company Act of 1940, as amended.
The Life Account contains multiple investment options referred to as subaccounts.  Each subaccount invests exclusively in the corresponding Portfolio (the "Portfolio") of a fund.  The Life Account contains multiple funds (collectively referred to as the "Series Funds").  Each is registered as an open-ended management investment company under the Investment Company Act of 1940, as amended.
Subaccount Investment by Series Fund:
Transamerica Series Trust (TST) Fund, Inc.:
Transamerica Money Market VP
Transamerica Value Balanced VP
Transamerica Balanced VP
Transamerica Convertible Securities VP
Transamerica Equity VP
Transamerica Growth Opportunities VP
Transamerica Small/Mid Cap Value VP
Transamerica U.S. Government Securities VP
Transamerica JPMorgan Core Bond VP
Transamerica Templeton Global VP
Transamerica Van Kampen Mid-Cap Growth VP
Transamerica Federated Market Opportunity VP
Transamerica BlackRock Large Cap Value VP
Transamerica MFS International Equity VP
Transamerica Third Avenue Value VP
Transamerica Clarion Global Real Estate Sec. VP
Transamerica Marsico Growth VP
Transamerica Munder Net50 VP
Transamerica T. Rowe Price Equity Income VP
Transamerica T. Rowe Price Small Cap VP
Transamerica Focus VP
Transamerica Science & Technology VP
Transamerica Asset Allocation - Conservative VP
Transamerica Asset Allocation - Moderate VP
Transamerica Asset Allocation - Moderate Growth VP
Transamerica Asset Allocation - Growth VP
Transamerica PIMCO Total Return Bond VP
Transamerica AEGON High Yield Bond VP
Transamerica JPMorgan Enhanced Index VP
Transamerica Int'l Moderate Growth Fund VP
Transamerica Index 50 VP
Transamerica Index 75 VP
Transamerica Efficient Markets VP

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Notes to Financial Statements
December 31, 2009

1.	Organization and Summary of Significant Accounting Policies (continued)
Transamerica Series Trust (TST) Fund, Inc. (continued):
Transamerica Hanlon Balanced VP
Transamerica Hanlon Growth & Income VP
Transamerica Hanlon Growth VP
Transamerica Hanlon Managed Income VP
Transamerica Van Kampen Large Cap Core VP
Transamerica Foxhall Emerging Markets/Pacific Rim VP
Transamerica Foxhall Global Conservative VP
Transamerica Foxhall Global Growth VP
Transamerica Foxhall Global Hard Asset VP
Fidelity Variable Insurance Products Fund (VIP) - Service Class 2
Fidelity VIP Index 500
ProFunds Trust - Initial Class
ProFund VP Bull
ProFund VP NASDAQ-100
ProFund VP Small-Cap
ProFund VP Short Small-Cap
ProFund VP Money Market
Access VP High Yield
ProFund VP Europe 30
ProFund VP Oil & Gas
ProFund VP Ultra Small-Cap
ProFund VP Utilities
ProFund VP Consumer Services
ProFund VP Pharmaceuticals
ProFund VP Small-Cap Value
ProFund VP Asia 30
ProFund VP Japan
ProFund VP Short NASDAQ-100
ProFund VP U.S. Government Plus
ProFund VP Basic Materials
ProFund VP Financials
ProFund VP Precious Metals
ProFund VP Telecommunications
ProFund VP Falling US Dollar
ProFund VP Emerging Markets
ProFund VP International
ProFund VP Mid-Cap
ProFund VP Short Emerging Markets
ProFund VP Short International
Franklin Templeton - Initial Class
Franklin Templeton VIP Founding Funds Allocation
Alliance Bernstein - Initial Class
Alliance Bernstein Balanced Wealth Strategy Portfolio

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Notes to Financial Statements
December 31, 2009

1.	Organization and Summary of Significant Accounting Policies (continued)
Each period reported on reflects a full twelve month period except as follows:
Subaccount	Inception Date
Transamerica Money Market VP	March 12, 2007
Transamerica Value Balanced VP	March 12, 2007
Transamerica Balanced VP	March 12, 2007
Transamerica Convertible Securities VP	March 12, 2007
Transamerica Equity VP	March 12, 2007
Transamerica Growth Opportunities VP	March 12, 2007
Transamerica Small/Mid Cap Value VP	March 12, 2007
Transamerica U.S. Government Securities VP	March 12, 2007
Transamerica JPMorgan Core Bond VP	November 15, 2007
Transamerica Templeton Transamerica Global VP	November 15, 2007
Transamerica Van Kampen Mid-Cap Growth VP	November 15, 2007
Transamerica Federated Market Opportunity VP	November 15, 2007
Transamerica BlackRock Large Cap Value VP	November 15, 2007
Transamerica MFS International Equity VP	November 15, 2007
Transamerica Third Avenue Value VP	November 15, 2007
Transamerica Clarion Global Real Estate Sec. VP	November 15, 2007
Transamerica Marsico Growth VP	November 15, 2007
Transamerica Munder Net50 VP	November 15, 2007
Transamerica T. Rowe Price Equity Income VP	November 15, 2007
Transamerica T. Rowe Price Small Cap VP	November 15, 2007
Transamerica Focus VP	November 15, 2007
Transamerica Science & Technology VP	November 15, 2007
Transamerica Asset Allocation - Conservative VP	November 15, 2007
Transamerica Asset Allocation - Moderate VP	November 15, 2007
Transamerica Asset Allocation - Moderate Growth VP	November 15, 2007
Transamerica Asset Allocation - Growth VP	November 15, 2007
Transamerica PIMCO Total Return Bond VP	November 15, 2007
Transamerica AEGON High Yield VP	November 15, 2007
Transamerica JPMorgan Enhanced Index VP	November 15, 2007
Transamerica Int'l Moderate Growth Fund VP	November 15, 2007
Fidelity VIP Index 500	November 15, 2007
ProFund VP Bull	November 15, 2007
ProFund VP NASDAQ-100	November 15, 2007
ProFund VP Small-Cap	November 15, 2007
ProFund VP Short Small-Cap	November 15, 2007
ProFund VP Money Market	November 15, 2007
Access VP High Yield	November 15, 2007
ProFund VP Europe 30	November 15, 2007
ProFund VP Oil & Gas	November 15, 2007
ProFund VP Ultra Small-Cap	November 15, 2007
ProFund VP Utilities	November 15, 2007
ProFund VP Consumer Services	November 15, 2007

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Notes to Financial Statements
December 31, 2009

1.	Organization and Summary of Significant Accounting Policies (continued)
Subaccount	Inception Date
ProFund VP Pharmaceuticals	November 15, 2007
ProFund VP Small-Cap Value	November 15, 2007
ProFund VP Asia 30	November 15, 2007
ProFund VP Japan	November 15, 2007
ProFund VP Short NASDAQ-100	November 15, 2007
ProFund VP U.S. Government Plus	November 15, 2007
ProFund VP Basic Materials	November 15, 2007
ProFund VP Financials	November 15, 2007
ProFund VP Precious Metals	November 15, 2007
ProFund VP Telecommunications	November 15, 2007
ProFund VP Falling US Dollar	November 15, 2007
ProFund VP Emerging Markets	November 15, 2007
ProFund VP International	November 15, 2007
ProFund VP Mid-Cap	November 15, 2007
ProFund VP Short Emerging Markets	November 15, 2007
ProFund VP Short International	November 15, 2007
Transamerica Index 50 VP	May 1, 2008
Transamerica Index 75 VP	May 1, 2008
Transamerica Efficient Markets VP	May 1, 2009
Transamerica Hanlon Balanced VP	May 1, 2009
Transamerica Hanlon Growth & Income VP	May 1, 2009
Transamerica Hanlon Growth VP	May 1, 2009
Transamerica Hanlon Managed Income VP	May 1, 2009
Transamerica Van Kampen Large Cap Core VP	May 1, 2009
Franklin Templeton VIP Founding Funds Allocation	May 1, 2009
Alliance Bernstein Balanced Wealth Strategy Portfolio	May 1, 2009
Transamerica Foxhall Emerging Markets/Pacific Rim VP	July 1, 2009
Transamerica Foxhall Global Conservative VP	July 1, 2009
Transamerica Foxhall Global Growth VP	July 1, 2009
Transamerica Foxhall Global Hard Asset VP	July 1, 2009
The following Portfolio name changes were made effective during the fiscal year ended December 31, 2009:
Portfolio	Formerly
Transamerica Focus VP	Transamerica Legg Mason Partners All Cap VP
Transamerica AEGON High Yield VP	Transamerica MFS High Yield VP
The following Portfolio mergers were made effective during the fiscal year ended December 31, 2009:
Portfolio	Formerly
Transamerica Van Kampen Large Cap Core VP	Transamerica Capital Guardian U.S. Equity VP
Transamerica BlackRock Large Cap Value VP	Transamerica Capital Guardian Value VP

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Notes to Financial Statements
December 31, 2009

1.	Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Life Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2009.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

On July 1, 2009, the FASB Accounting Standards CodificationTM (ASC or the Codification) was launched as the single source of authoritative nongovernmental accounting principles generally accepted in the United States (GAAP). Guidance in the Codification is organized by Topic, each representing a collection of related guidance (e.g., Financial Services—Insurance). Topics are further subdivided into Subtopics (e.g., Insurance Activities), and Sections (e.g., Recognition, Measurement, or Disclosure). All guidance contained in the Codification carries an equal level of authority. The Mutual Fund Account adopted guidance that establishes the Codification as the source of authoritative GAAP for the period ended September 30, 2009. The adoption required updates to the Mutual Fund Account’s financial statement disclosures, but did not impact the results of operations or financial position. This guidance was formerly known as Statement of Financial Accounting Standards (SFAS) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles, a replacement of FASB Statement No. 162.

As of December 31, 2009, the Company adopted ASC 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The adoption did not impact the Mutual Fund Account’s financial statements. Management has evaluated the financial statements for subsequent events through the date which the financial statements are issued. This guidance was formerly known as SFAS No. 165, Subsequent Events.

Effective January 1, 2008, the Mutual Fund Account adopted ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosures about fair value measurements. The adoption did not have a material impact on the Mutual Fund Account’s financial statements. This guidance was formerly known as SFAS No. 157, Fair Value Measurements. See Note 8 to the financial statements for additional disclosure.

The financial statements included herein have been prepared in accordance with GAAP for variable life separate accounts registered as unit investment trusts.  The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities.  Actual results could differ from those estimates.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Notes to Financial Statements
December 31, 2009

2.	Investments
The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2009 were as follows:
	Purchases	Sales
Transamerica Series Trust (TST) Fund, Inc.:
Transamerica Money Market VP	$ 110,999	$ 263,561
Transamerica Value Balanced VP	9,641	19,231
Transamerica Balanced VP	58,159	103,403
Transamerica Convertible Securities VP	25,134	14,226
Transamerica Equity VP	21,227	16,496
Transamerica Growth Opportunities VP	68,504	23,607
Transamerica Small/Mid Cap Value VP	27,021	18,701
Transamerica U.S. Government Securities VP	101,190	143,741
Transamerica JPMorgan Core Bond VP	101,801	104,913
Transamerica Templeton Global VP	-	-
Transamerica Van Kampen Mid-Cap Growth VP	32,674	5,701
Transamerica Federated Market Opportunity VP	8,053	327
Transamerica BlackRock Large Cap Value VP	2,273	2,127
Transamerica MFS International Equity VP	-	-
Transamerica Third Avenue Value VP	-	-
Transamerica Clarion Global Real Estate Sec. VP	2,863	1,628
Transamerica Marsico Growth VP	6,207	6,229
Transamerica Munder Net50 VP	-	-
Transamerica T. Rowe Price Equity Income VP	-	-
Transamerica T. Rowe Price Small Cap VP	48,477	6,032
Transamerica Focus VP	1,307	1,323
Transamerica Science & Technology VP	-	-
Transamerica Asset Allocation - Conservative VP	-	-
Transamerica Asset Allocation - Moderate VP	94,706	415
Transamerica Asset Allocation - Moderate Growth VP	-	-
Transamerica Asset Allocation - Growth VP	65,219	263
Transamerica PIMCO Total Return Bond VP	30,356	20,715
Transamerica AEGON High Yield Bond VP	38,749	7,399
Transamerica JPMorgan Enhanced Index VP	-	-
Transamerica Int'l Moderate Growth Fund VP	-	-
Transamerica Index 50 VP	-	-
Transamerica Index 75 VP	3,692	56
Transamerica Efficient Markets VP	100	103
Transamerica Hanlon Balanced VP	100	100
Transamerica Hanlon Growth & Income VP	18,957	18,824
Transamerica Hanlon Growth VP	100	100
Transamerica Hanlon Managed Income VP	18,824	261
Transamerica Van Kampen Large Cap Core VP	-	-

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Notes to Financial Statements
December 31, 2009

2.	Investments (continued)
	Purchases	Sales
Transamerica Series Trust (TST) Fund, Inc.:
Transamerica Foxhall Emerging Markets/Pacific Rim VP	$ 9,528	$ 179
Transamerica Foxhall Global Conservative VP	100	100
Transamerica Foxhall Global Growth VP	100	100
Transamerica Foxhall Global Hard Asset VP	9,528	176
Fidelity Variable Insurance Products Fund (VIP) - Service Class 2
Fidelity VIP Index 500	-	-
ProFunds Trust - Initial Class
ProFund VP Bull	22,731	6,077
ProFund VP NASDAQ-100	19,926	6,511
ProFund VP Small-Cap	2,911	2,936
ProFund VP Short Small-Cap	-	-
ProFund VP Money Market	63,793	72,658
Access VP High Yield	3,579	3,697
ProFund VP Europe 30	6,558	2,762
ProFund VP Oil & Gas	3,579	3,900
ProFund VP Ultra Small-Cap	-	-
ProFund VP Utilities	3,579	3,699
ProFund VP Consumer Services	-	-
ProFund VP Pharmaceuticals	4,766	4,494
ProFund VP Small-Cap Value	3,664	3,652
ProFund VP Asia 30	13,340	5,919
ProFund VP Japan	-	-
ProFund VP Short NASDAQ-100	3,579	3,352
ProFund VP U.S. Government Plus	15,844	12,471
ProFund VP Basic Materials	27,068	3,122
ProFund VP Financials	-	-
ProFund VP Precious Metals	16,597	9,092
ProFund VP Telecommunications	-	-
ProFund VP Falling US Dollar	1,191	1,192
ProFund VP Emerging Markets	34,177	10,321
ProFund VP International	16,189	6,499
ProFund VP Mid-Cap	3,557	3,656
ProFund VP Short Emerging Markets	3,579	3,093
ProFund VP Short International	-	-
Franklin Templeton - Initial Class
Franklin Templeton VIP Founding Funds Allocation	100	102
Alliance Bernstein - Initial Class
Alliance Bernstein Balanced Wealth Strategy Portfolio	100	103

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Notes to Financial Statements
December 31, 2009

3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:
	Transamerica Money Market VP	Transamerica Value Balanced VP	Transamerica Balanced VP	Transamerica Convertible Securities VP	Transamerica Equity VP	Transamerica Growth Opportunities VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2008	-	12,172	54,507	-	654	9,974
Units purchased	152,994	7,698	60,805	5,974	28,378	25,561
Units redeemed and
transferred	(61,047)	(1,383)	(8,313)	(1,043)	(1,179)	(1,385)
Units outstanding at
December 31, 2008	91,947	18,487	106,999	4,931	27,853	34,150
Units purchased	14,255	2,786	4,123	3,243	4,024	8,803
Units redeemed and
transferred	(27,089)	(4,224)	(10,340)	(2,100)	(2,805)	(2,588)
Units outstanding at
December 31, 2009	79,113	17,049	100,782	6,074	29,072	40,365

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Notes to Financial Statements
December 31, 2009

3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:
	Transamerica Small/Mid Cap Value VP	Transamerica U.S. Government Securities VP	Transamerica JPMorgan Core Bond VP	Transamerica Templeton Global VP	Transamerica Van Kampen Mid-Cap Growth VP	Transamerica Federated Market Opportunity VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2008	9,292	21,858	-	-	-	-
Units purchased	28,682	13,445	1	1	368	1
Units redeemed and
transferred	(967)	(1,160)	(1)	(1)	(368)	(1)
Units outstanding at
December 31, 2008	37,007	34,143	-	-	-	-
Units purchased	2,873	8,861	144,761	135,162	139,640	135,897
Units redeemed and
transferred	(1,677)	(12,439)	(144,761)	(135,162)	(136,009)	(135,192)
Units outstanding at
December 31, 2009	38,203	30,565	-	-	3,631	705

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Notes to Financial Statements
December 31, 2009

3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:
	Transamerica BlackRock Large Cap Value VP	Transamerica MFS International Equity VP	Transamerica Third Avenue Value VP	Transamerica Clarion Global Real Estate Sec. VP	Transamerica Marsico Growth VP	Transamerica Munder Net50 VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2008	-	-	-	-	-	-
Units purchased	1	1	168	1	1	1
Units redeemed and
transferred	(1)	(1)	(168)	(1)	(1)	(1)
Units outstanding at
December 31, 2008	-	-	-	-	-	-
Units purchased	135,509	135,162	135,162	135,635	136,129	135,162
Units redeemed and
transferred	(135,509)	(135,162)	(135,162)	(135,416)	(136,129)	(135,162)
Units outstanding at
December 31, 2009	-	-	-	219	-	-

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Notes to Financial Statements
December 31, 2009

3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:
	Transamerica T. Rowe Price Equity Income VP	Transamerica T. Rowe Price Small Cap VP	Transamerica Focus VP	Transamerica Science & Technology VP	Transamerica Asset Allocation - Conservative VP	Transamerica Asset Allocation - Moderate VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2008	-	-	-	-	-	-
Units purchased	1	220	33	1	1	1
Units redeemed and
transferred	(1)	(220)	(33)	(1)	(1)	(1)
Units outstanding at
December 31, 2008	-	-	-	-	-	-
Units purchased	135,162	141,218	135,378	135,162	135,162	145,327
Units redeemed and
transferred	(135,162)	(136,005)	(135,378)	(135,162)	(135,162)	(135,202)
Units outstanding at
December 31, 2009	-	5,213	-	-	-	10,125

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Notes to Financial Statements
December 31, 2009

3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:
	Transamerica Asset Allocation - Moderate Growth VP	Transamerica Asset Allocation - Growth VP	Transamerica PIMCO Total Return Bond VP	Transamerica AEGON High Yield Bond VP	Transamerica JPMorgan Enhanced Index VP	Transamerica Int'l Moderate Growth Fund VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2008	-	-	-	-	-	-
Units purchased	1	1	6,626	1	1	1
Units redeemed and
transferred	(1)	(1)	(9)	(1)	(1)	(1)
Units outstanding at
December 31, 2008	-	-	6,617	-	-	-
Units purchased	135,162	141,235	137,357	138,996	135,162	135,162
Units redeemed and
transferred	(135,162)	(132,760)	(137,049)	(135,975)	(135,162)	(135,162)
Units outstanding at
December 31, 2009	-	8,475	6,925	3,021	-	-

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Notes to Financial Statements
December 31, 2009

3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:
	Transamerica Index 50 VP	Transamerica Index 75 VP	Transamerica Efficient Markets VP	Transamerica Hanlon Balanced VP	Transamerica Hanlon Growth & Income VP	Transamerica Hanlon Growth VP
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at
January 1, 2008	-	-	-	-	-	-
Units purchased	2	2	-	-	-	-
Units redeemed and
transferred	(2)	(2)	-	-	-	-
Units outstanding at
December 31, 2008	-	-	-	-	-	-
Units purchased	135,162	135,651	270,326	270,326	272,225	270,326
Units redeemed and
transferred	(135,162)	(135,168)	(270,326)	(270,326)	(272,225)	(270,326)
Units outstanding at
December 31, 2009	-	483	-	-	-	-

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Notes to Financial Statements
December 31, 2009

3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:
	Transamerica Hanlon Managed Income VP	Transamerica Van Kampen Large Cap Core VP	Transamerica Foxhall Emerging Markets/Pacific Rim VP	Transamerica Foxhall Global Conservative VP	Transamerica Foxhall Global Growth VP	Transamerica Foxhall Global Hard Asset VP
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at
January 1, 2008	-	-	-	-	-	-
Units purchased	-	-	-	-	-	-
Units redeemed and
transferred	-	-	-	-	-	-
Units outstanding at
December 31, 2008	-	-	-	-	-	-
Units purchased	272,213	135,164	271,269	270,326	270,326	271,269
Units redeemed and
transferred	(270,336)	(135,164)	(270,331)	(270,326)	(270,326)	(270,331)
Units outstanding at
December 31, 2009	1,877	-	938	-	-	938

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Notes to Financial Statements
December 31, 2009

3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:
	Fidelity VIP Index 500	ProFund VP Bull	ProFund VP NASDAQ-100	ProFund VP Small-Cap	ProFund VP Short Small-Cap	ProFund VP Money Market
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2008	-	-	-	-	-	-
Units purchased	1	1	77	97	1	3,404
Units redeemed and
transferred	(1)	(1)	(77)	(97)	(1)	(408)
Units outstanding at
December 31, 2008	-	-	-	-	-	2,996
Units purchased	135,162	138,350	137,781	135,638	135,162	141,571
Units redeemed and
transferred	(135,162)	(135,928)	(136,061)	(135,638)	(135,162)	(142,448)
Units outstanding at
December 31, 2009	-	2,422	1,720	-	-	2,119

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Notes to Financial Statements
December 31, 2009

3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:
	Access VP High Yield	ProFund VP Europe 30	ProFund VP Oil & Gas	ProFund VP Ultra Small-Cap	ProFund VP Utilities	ProFund VP Consumer Services
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2008	-	-	-	-	-	-
Units purchased	1	1	1	1	1	1
Units redeemed and
transferred	(1)	(1)	(1)	(1)	(1)	(1)
Units outstanding at
December 31, 2008	-	-	-	-	-	-
Units purchased	135,588	136,181	135,773	135,162	135,722	135,162
Units redeemed and
transferred	(135,588)	(135,601)	(135,773)	(135,162)	(135,722)	(135,162)
Units outstanding at
December 31, 2009	-	580	-	-	-	-

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Notes to Financial Statements
December 31, 2009

3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:
	ProFund VP Pharmaceuticals	ProFund VP Small-Cap Value	ProFund VP Asia 30	ProFund VP Japan	ProFund VP Short NASDAQ-100	ProFund VP U.S. Government Plus
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2008	-	-	-	-	-	-
Units purchased	1	1	1	1	1	345
Units redeemed and
transferred	(1)	(1)	(1)	(1)	(1)	(345)
Units outstanding at
December 31, 2008	-	-	-	-	-	-
Units purchased	135,720	135,749	136,960	135,162	135,455	136,438
Units redeemed and
transferred	(135,720)	(135,749)	(136,045)	(135,162)	(135,455)	(136,438)
Units outstanding at
December 31, 2009	-	-	915	-	-	-

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Notes to Financial Statements
December 31, 2009

3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:
	ProFund VP Basic Materials	ProFund VP Financials	ProFund VP Precious Metals	ProFund VP Telecommunications	ProFund VP Falling US Dollar	ProFund VP Emerging Markets
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2008	-	-	-	-	-	-
Units purchased	70	1	1	1	65	1
Units redeemed and
transferred	(70)	(1)	(1)	(1)	(65)	(1)
Units outstanding at
December 31, 2008	-	-	-	-	-	-
Units purchased	139,078	135,162	137,343	135,162	135,291	140,081
Units redeemed and
transferred	(135,711)	(135,162)	(136,351)	(135,162)	(135,291)	(136,705)
Units outstanding at
December 31, 2009	3,367	-	992	-	-	3,376

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Notes to Financial Statements
December 31, 2009

3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:
	ProFund VP International	ProFund VP Mid-Cap	ProFund VP Short Emerging Markets	ProFund VP Short International	Franklin Templeton VIP Founding Funds Allocation	Alliance Bernstein Balanced Wealth Strategy Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)
Units outstanding at
January 1, 2008	-	-	-	-	-	-
Units purchased	1	163	1	1	-	-
Units redeemed and
transferred	(1)	(163)	(1)	(1)	-	-
Units outstanding at
December 31, 2008	-	-	-	-	-	-
Units purchased	137,670	135,761	135,485	135,162	270,326	270,326
Units redeemed and
transferred	(136,147)	(135,761)	(135,485)	(135,162)	(270,326)	(270,326)
Units outstanding at
December 31, 2009	1,523	-	-	-	-	-

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Notes to Financial Statements
December 31, 2009

4.  Financial Highlights
The Life Account offers various death benefit options, which have differing fees that are charged against the contract owner's account balance. These charges are discussed in more detail in the individual's policy.  Differences in the fee structures for these units results in different unit values, expense ratios, and total returns.

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Money Market VP
12/31/2009	79,113	$10.06	to	$9.76	$772,725	0.13%	0.50%	to	3.20%	(0.37)%	to	(2.98)%
12/31/2008	91,947	10.10	to	10.06	925,287	2.27	0.50	to	3.20	1.00	to	(0.79)
12/31/2007(1)	-	10.04	to	10.14	-	-	1.65	to	3.20	0.36	to	1.39
Transamerica Value Balanced VP
12/31/2009	17,049	8.86	to	8.36	142,799	4.21	0.50	to	3.20	22.80	to	19.59
12/31/2008	18,487	7.21	to	6.99	129,260	5.17	0.50	to	3.20	(27.87)	to	(32.70)
12/31/2007(1)	12,172	10.09	to	10.39	126,455	3.52	1.65	to	3.20	0.93	to	3.89
Transamerica Balanced VP
12/31/2009	100,782	8.75	to	8.74	880,336	1.65	0.50	to	3.20	25.67	to	22.38
12/31/2008	106,999	6.97	to	7.14	763,708	2.03	0.50	to	3.20	(30.34)	to	(34.51)
12/31/2007(1)	54,507	10.26	to	10.90	594,021	1.59	1.65	to	3.20	2.56	to	8.98
Transamerica Convertible Securities VP
12/31/2009	6,074	8.50	to	8.92	53,537	3.06	0.50	to	3.20	30.64	to	27.23
12/31/2008	4,931	6.51	to	7.01	34,565	7.48	0.50	to	3.20	(34.95)	to	(38.84)
12/31/2007(1)	-	10.04	to	11.46	-	-	1.65	to	3.20	0.36	to	14.62
Transamerica Equity VP
12/31/2009	29,072	7.36	to	7.41	215,396	0.96	0.50	to	3.20	28.55	to	25.19
12/31/2008	27,853	5.72	to	5.92	164,932	0.35	0.50	to	3.20	(42.76)	to	(47.69)
12/31/2007(1)	654	10.45	to	11.32	7,403	-	1.65	to	3.20	4.49	to	13.20
Transamerica Growth Opportunities VP
12/31/2009	40,365	8.66	to	8.97	360,632	0.35	0.50	to	3.20	36.18	to	32.62
12/31/2008	34,150	6.36	to	6.76	230,867	5.33	0.50	to	3.20	(36.42)	to	(42.75)
12/31/2007(1)	9,974	9.87	to	11.81	117,780	0.07	1.65	to	3.20	(1.35)	to	18.08
Transamerica Small/Mid Cap Value VP
12/31/2009	38,203	8.42	to	9.51	360,955	3.29	0.50	to	3.20	42.50	to	38.77
12/31/2008	37,007	5.91	to	6.85	253,571	2.35	0.50	to	3.20	(40.90)	to	(42.71)
12/31/2007(1)	9,292	10.08	to	11.96	111,131	1.34	1.65	to	3.20	0.80	to	19.60
Transamerica U.S. Government Securities VP
12/31/2009	30,565	10.94	to	10.74	328,174	2.25	0.50	to	3.20	3.95	to	1.23
12/31/2008	34,143	10.52	to	10.61	362,137	2.19	0.50	to	3.20	5.20	to	4.31
12/31/2007(1)	21,858	10.04	to	10.17	222,251	6.94	1.65	to	3.20	0.38	to	1.68

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Notes to Financial Statements
December 31, 2009

4. Financial Highlights (continued)
Subaccount	Year Ended	Units		Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica JPMorgan Core Bond VP
12/31/2009	-	$11.26	to	$11.27	$ -	1.44%	0.50%	to	1.65%	9.04%	to	7.80%
12/31/2008	-	10.33	to	10.45	-	-	0.50	to	1.65	3.31	to	3.87
12/31/2007(1)	-	10.06	to	10.06	-	-	1.65	to	1.65	0.65	to	0.65
Transamerica Templeton Global VP
12/31/2009	-	7.59	to	7.15	-	-	0.50	to	1.65	27.68	to	26.24
12/31/2008	-	5.95	to	5.66	-	-	0.50	to	1.65	(40.53)	to	(44.59)
12/31/2007(1)	-	10.22	to	10.22	-	-	1.65	to	1.65	2.20	to	2.20
Transamerica Van Kampen Mid-Cap Growth VP
12/31/2009	3,631	8.80	to	8.43	31,961	-	0.50	to	1.65	59.76	to	57.95
12/31/2008	-	5.51	to	5.34	-	-	0.50	to	1.65	(44.91)	to	(47.17)
12/31/2007(1)	-	10.10	to	10.10	-	-	1.65	to	1.65	1.05	to	1.05
Transamerica Federated Market Opportunity VP
12/31/2009	705	9.76	to	9.54	6,881	4.52	0.50	to	1.65	3.68	to	2.50
12/31/2008	-	9.41	to	9.30	-	-	0.50	to	1.65	(5.87)	to	(6.08)
12/31/2007(1)	-	9.91	to	9.91	-	-	1.65	to	1.65	(0.95)	to	(0.95)
Transamerica BlackRock Large Cap Value VP
12/31/2009	-	7.86	to	7.50	-	-	0.50	to	1.65	13.42	to	12.14
12/31/2008	-	6.93	to	6.69	-	-	0.50	to	1.65	(30.71)	to	(34.97)
12/31/2007(1)	-	10.29	to	10.29	-	-	1.65	to	1.65	2.85	to	2.85
Transamerica MFS International Equity VP
12/31/2009	-	8.58	to	8.37	-	-	0.50	to	1.65	32.02	to	30.53
12/31/2008	-	6.50	to	6.41	-	-	0.50	to	1.65	(34.99)	to	(36.35)
12/31/2007(1)	-	10.07	to	10.07	-	-	1.65	to	1.65	0.70	to	0.70
Transamerica Third Avenue Value VP
12/31/2009	-	8.04	to	7.61	-	-	0.50	to	1.65	34.21	to	32.69
12/31/2008	-	5.99	to	5.73	-	-	0.50	to	1.65	(40.11)	to	(42.11)
12/31/2007(1)	-	9.91	to	9.91	-	-	1.65	to	1.65	(0.94)	to	(0.94)
Transamerica Clarion Global Real Estate Sec. VP
12/31/2009	219	7.42	to	7.13	1,626	-	0.50	to	1.65	32.75	to	31.25
12/31/2008	-	5.59	to	5.43	-	-	0.50	to	1.65	(44.11)	to	(43.32)
12/31/2007(1)	-	9.58	to	9.58	-	-	1.65	to	1.65	(4.21)	to	(4.21)
Transamerica Marsico Growth VP
12/31/2009	-	7.93	to	7.38	-	-	0.50	to	1.65	26.00	to	24.58
12/31/2008	-	6.29	to	5.93	-	-	0.50	to	1.65	(37.06)	to	(41.91)
12/31/2007(1)	-	10.20	to	10.20	-	-	1.65	to	1.65	2.00	to	2.00

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Notes to Financial Statements
December 31, 2009

4. Financial Highlights (continued)
Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Munder Net50 VP
12/31/2009	-	$10.17	to	$9.50	$ -	-	0.50%	to	1.65%	71.94%	to	70.00%
12/31/2008	-	5.91	to	5.59	-	-	0.50	to	1.65	(40.86)	to	(44.46)
12/31/2007(1)	-	10.06	to	10.06	-	-	1.65	to	1.65	0.65	to	0.65
Transamerica T. Rowe Price Equity Income VP
12/31/2009	-	8.20	to	7.82	-	-	0.50	to	1.65	24.80	to	23.39
12/31/2008	-	6.57	to	6.34	-	-	0.50	to	1.65	(34.33)	to	(37.02)
12/31/2007(1)	-	10.06	to	10.06	-	-	1.65	to	1.65	0.64	to	0.64
Transamerica T. Rowe Price Small Cap VP
12/31/2009	5,213	9.11	to	8.61	47,518	-	0.50	to	1.65	38.01	to	36.45
12/31/2008	-	6.60	to	6.31	-	-	0.50	to	1.65	(33.96)	to	(37.29)
12/31/2007(1)	-	10.06	to	10.06	-	-	1.65	to	1.65	0.58	to	0.58
Transamerica Focus VP
12/31/2009	-	8.24	to	7.96	-	-	0.50	to	1.65	27.27	to	25.83
12/31/2008	-	6.47	to	6.33	-	-	0.50	to	1.65	(35.27)	to	(37.40)
12/31/2007(1)	-	10.11	to	10.11	-	-	1.65	to	1.65	1.10	to	1.10
Transamerica Science & Technology VP
12/31/2009	-	9.14	to	8.26	-	-	0.50	to	1.65	56.98	to	55.21
12/31/2008	-	5.82	to	5.32	-	-	0.50	to	1.65	(41.80)	to	(49.43)
12/31/2007(1)	-	10.53	to	10.53	-	-	1.65	to	1.65	5.30	to	5.30
Transamerica Asset Allocation - Conservative VP
12/31/2009	-	9.77	to	9.56	-	-	0.50	to	1.65	24.60	to	23.19
12/31/2008	-	7.84	to	7.76	-	-	0.50	to	1.65	(21.58)	to	(22.47)
12/31/2007(1)	-	10.01	to	10.01	-	-	1.65	to	1.65	0.06	to	0.06
Transamerica Asset Allocation - Moderate VP
12/31/2009	10,125	9.39	to	9.08	95,071	-	0.50	to	1.65	25.77	to	24.35
12/31/2008	-	7.47	to	7.30	-	-	0.50	to	1.65	(25.34)	to	(27.17)
12/31/2007(1)	-	10.03	to	10.03	-	-	1.65	to	1.65	0.26	to	0.26
Transamerica Asset Allocation - Moderate Growth VP
12/31/2009	-	8.76	to	8.36	-	-	0.50	to	1.65	27.52	to	26.08
12/31/2008	-	6.87	to	6.63	-	-	0.50	to	1.65	(31.33)	to	(33.86)
12/31/2007(1)	-	10.03	to	10.03	-	-	1.65	to	1.65	0.29	to	0.29
Transamerica Asset Allocation - Growth VP
12/31/2009	8,475	8.04	to	7.60	67,060	2.56	0.50	to	1.65	29.17	to	27.71
12/31/2008	-	6.22	to	5.95	-	-	0.50	to	1.65	(37.76)	to	(40.62)
12/31/2007(1)	-	10.02	to	10.02	-	-	1.65	to	1.65	0.23	to	0.23

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Notes to Financial Statements
December 31, 2009

4. Financial Highlights (continued)
Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica PIMCO Total Return Bond VP
12/31/2009		6,925	$10.93	to	$11.06	$75,708	7.19%	0.50%	to	1.65%	15.46%	to	14.15%
12/31/2008		6,617	9.47	to	9.69	62,654	-	0.50	to	1.65	(5.31)	to	(4.37)
12/31/2007(1)		-	10.14	to	10.14	-	-	1.65	to	1.65	1.36	to	1.36
Transamerica AEGON High Yield Bond VP
12/31/2009		3,021	10.80	to	10.62	32,619	13.46	0.50	to	1.65	46.50	to	44.85
12/31/2008		-	7.37	to	7.33	-	-	0.50	to	1.65	(26.29)	to	(26.42)
12/31/2007(1)		-	9.97	to	9.97	-	-	1.65	to	1.65	(0.32)	to	(0.32)
Transamerica JPMorgan Enhanced Index VP
12/31/2009		-	8.37	to	7.92	-	-	0.50	to	1.65	28.95	to	27.49
12/31/2008		-	6.49	to	6.21	-	-	0.50	to	1.65	(35.11)	to	(38.37)
12/31/2007(1)		-	10.08	to	10.08	-	-	1.65	to	1.65	0.77	to	0.77
Transamerica Int'l Moderate Growth Fund VP
12/31/2009		-	8.37	to	7.97	-	-	0.50	to	1.65	29.05	to	27.59
12/31/2008		-	6.48	to	6.25	-	-	0.50	to	1.65	(35.17)	to	(37.16)
12/31/2007(1)		-	9.94	to	9.94	-	-	1.65	to	1.65	(0.56)	to	(0.56)
Transamerica Index 50 VP
12/31/2009		-	9.58	to	9.40	-	-	0.50	to	1.65	16.04	to	14.73
12/31/2008(1)		-	8.25	to	8.19	-	-	0.50	to	1.65	(17.48)	to	(18.10)
Transamerica Index 75 VP
12/31/2009		483	8.97	to	8.80	4,333	0.56	0.50	to	1.65	23.06	to	21.67
12/31/2008(1)		-	7.29	to	7.23	-	-	0.50	to	1.65	(27.14)	to	(27.70)
Transamerica Efficient Markets VP
12/31/2009(1)		-	12.16	to	12.16	-	-	0.50	to	0.50	21.62	to	21.62
Transamerica Hanlon Balanced VP
12/31/2009(1)		-	11.36	to	11.36	-	-	0.50	to	0.50	13.62	to	13.62
Transamerica Hanlon Growth & Income VP
12/31/2009(1)		-	11.39	to	11.39	-	-	0.50	to	0.50	13.92	to	13.92
Transamerica Hanlon Growth VP
12/31/2009(1)		-	11.48	to	11.48	-	-	0.50	to	0.50	14.82	to	14.82
Transamerica Hanlon Managed Income VP
12/31/2009(1)		1,877	11.05	to	11.05	20,746	-	0.50	to	0.50	10.53	to	10.53
Transamerica Van Kampen Large Cap Core VP
12/31/2009(1)	-	13.23		to	13.13	-	-	0.50	to	1.65	32.27	to	31.26
Transamerica Foxhall Emerging Markets/Pacific Rim VP
12/31/2009(1)	938	10.93	to	10.93		10,251	-	0.50	to	0.50	9.33	to	9.33
Transamerica Foxhall Global Conservative VP
12/31/2009(1)		-	10.06	to	10.06	-	-	0.50	to	0.50	0.65	to	0.65

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Notes to Financial Statements
December 31, 2009

4. Financial Highlights (continued)
Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Foxhall Global Growth VP
	12/31/2009(1)	-	$11.00	to	$11.00	$ -	-	0.50%	to	0.50%	10.02%	to	10.02%
Transamerica Foxhall Global Hard Asset VP
	12/31/2009(1)	938	10.31	to	10.31	9,671	-	0.50	to	0.50	3.14	to	3.14
Fidelity VIP Index 500
	12/31/2009	-	8.16	to	7.77	-	-	0.50	to	1.65	25.67	to	24.25
	12/31/2008	-	6.49	to	6.25	-	-	0.50	to	1.65	(35.09)	to	(38.18)
	12/31/2007(1)	-	10.12	to	10.12	-	-	1.65	to	1.65	1.17	to	1.17
ProFund VP Bull
	12/31/2009	2,422	7.99	to	7.58	19,343	1.83	0.50	to	1.65	23.73	to	22.33
	12/31/2008	-	6.45	to	6.20	-	-	0.50	to	1.65	(35.45)	to	(38.68)
	12/31/2007(1)	-	10.11	to	10.11	-	-	1.65	to	1.65	1.07	to	1.07
ProFund VP NASDAQ-100
	12/31/2009	1,720	9.15	to	8.70	15,738	-	0.50	to	1.65	51.25	to	49.54
	12/31/2008	-	6.05	to	5.81	-	-	0.50	to	1.65	(39.49)	to	(43.42)
	12/31/2007(1)	-	10.28	to	10.28	-	-	1.65	to	1.65	2.77	to	2.77
ProFund VP Small-Cap
	12/31/2009	-	8.42	to	7.81	-	-	0.50	to	1.65	25.44	to	24.02
	12/31/2008	-	6.71	to	6.30	-	-	0.50	to	1.65	(32.86)	to	(36.46)
	12/31/2007(1)	-	9.91	to	9.91	-	-	1.65	to	1.65	(0.88)	to	(0.88)
ProFund VP Short Small-Cap
	12/31/2009	-	8.09	to	8.12	-	-	0.50	to	1.65	(32.71)	to	(33.47)
	12/31/2008	-	12.02	to	12.21	-	-	0.50	to	1.65	20.19	to	22.06
	12/31/2007(1)	-	10.00	to	10.00	-	-	1.65	to	1.65	-	to	-
ProFund VP Money Market
	12/31/2009	2,119	9.95	to	9.78	21,087	0.02	0.50	to	1.65	(0.47)	to	(1.59)
	12/31/2008	2,996	10.00	to	9.94	29,952	0.04	0.50	to	1.65	(0.03)	to	(0.80)
	12/31/2007(1)	-	10.02	to	10.02	-	-	1.65	to	1.65	0.19	to	0.19
Access VP High Yield
	12/31/2009	-	10.78	to	11.02	-	-	0.50	to	1.65	16.33	to	15.02
	12/31/2008	-	9.26	to	9.58	-	-	0.50	to	1.65	(7.35)	to	(6.20)
	12/31/2007(1)	-	10.22	to	10.22	-	-	1.65	to	1.65	2.16	to	2.16
ProFund VP Europe 30
	12/31/2009	580	7.64	to	7.14	4,430	4.24	0.50	to	1.65	31.64	to	30.15
	12/31/2008	-	5.80	to	5.49	-	-	0.50	to	1.65	(41.99)	to	(44.92)
	12/31/2007(1)	-	9.96	to	9.96	-	-	1.65	to	1.65	(0.37)	to	(0.37)

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Notes to Financial Statements
December 31, 2009

4. Financial Highlights (continued)
Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Oil & Gas
	12/31/2009	-	$7.15	to	$7.78	$ -	-	0.50%	to	1.65%	14.92	to	13.62
	12/31/2008	-	6.22	to	6.84	-	-	0.50	to	1.65	(37.77)	to	(37.98)
	12/31/2007(1)	-	11.03	to	11.03	-	-	1.65	to	1.65	10.33	to	10.33
ProFund VP Ultra Small-Cap
	12/31/2009	-	5.37	to	4.45	-	-	0.50	to	1.65	39.48	to	37.90
	12/31/2008	-	3.85	to	3.23	-	-	0.50	to	1.65	(61.49)	to	(66.74)
	12/31/2007(1)	-	9.70	to	9.70	-	-	1.65	to	1.65	(2.96)	to	(2.96)
ProFund VP Utilities
	12/31/2009	-	7.93	to	7.63	-	-	0.50	to	1.65	10.18	to	8.94
	12/31/2008	-	7.20	to	7.00	-	-	0.50	to	1.65	(28.00)	to	(31.83)
	12/31/2007(1)	-	10.27	to	10.27	-	-	1.65	to	1.65	2.69	to	2.69
ProFund VP Consumer Services
	12/31/2009	-	9.00	to	8.46	-	-	0.50	to	1.65	30.15	to	28.68
	12/31/2008	-	6.91	to	6.57	-	-	0.50	to	1.65	(30.88)	to	(32.50)
	12/31/2007(1)	-	9.74	to	9.74	-	-	1.65	to	1.65	(2.63)	to	(2.63)
ProFund VP Pharmaceuticals
	12/31/2009	-	10.32	to	8.99	-	-	0.50	to	1.65	16.31	to	15.00
	12/31/2008	-	8.87	to	7.82	-	-	0.50	to	1.65	(11.31)	to	(20.82)
	12/31/2007(1)	-	9.87	to	9.87	-	-	1.65	to	1.65	(1.29)	to	(1.29)
ProFund VP Small-Cap Value
	12/31/2009	-	8.47	to	7.91	-	-	0.50	to	1.65	19.80	to	18.45
	12/31/2008	-	7.07	to	6.68	-	-	0.50	to	1.65	(29.27)	to	(31.81)
	12/31/2007(1)	-	9.79	to	9.79	-	-	1.65	to	1.65	(2.08)	to	(2.08)
ProFund VP Asia 30
	12/31/2009	915	8.07	to	7.27	7,387	1.57	0.50	to	1.65	53.43	to	51.70
	12/31/2008	-	5.26	to	4.79	-	-	0.50	to	1.65	(47.39)	to	(51.62)
	12/31/2007(1)	-	9.90	to	9.90	-	-	1.65	to	1.65	(0.99)	to	(0.99)
ProFund VP Japan
	12/31/2009	-	6.93	to	6.30	-	-	0.50	to	1.65	9.78	to	8.54
	12/31/2008	-	6.31	to	5.81	-	-	0.50	to	1.65	(36.92)	to	(41.81)
	12/31/2007(1)	-	9.98	to	9.98	-	-	1.65	to	1.65	(0.21)	to	(0.21)
ProFund VP Short NASDAQ-100
	12/31/2009	-	8.37	to	8.27	-	-	0.50	to	1.65	(40.96)	to	(41.62)
	12/31/2008	-	14.18	to	14.17	-	-	0.50	to	1.65	41.77	to	45.75
	12/31/2007(1)	-	9.72	to	9.72	-	-	1.65	to	1.65	(2.81)	to	(2.81)

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Notes to Financial Statements
December 31, 2009

4. Financial Highlights (continued)
Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP U.S. Government Plus
	12/31/2009	-	$9.99	to	$9.94	$ -	0.06%	0.50%	to	1.65%	(32.95)%	to	(33.71)%
	12/31/2008	-	14.90	to	14.99	-	2.17	0.50	to	1.65	48.97	to	47.32
	12/31/2007(1)	-	10.18	to	10.18	-	-	1.65	to	1.65	1.78	to	1.78
ProFund VP Basic Materials
	12/31/2009	3,367	7.60	to	8.20	25,590	0.42	0.50	to	1.65	61.57	to	59.74
	12/31/2008	-	4.70	to	5.13	-	-	0.50	to	1.65	(52.22)	to	(52.96)
	12/31/2007(1)	-	10.74	to	10.74	-	-	1.65	to	1.65	7.38	to	7.38
ProFund VP Financials
	12/31/2009	-	5.85	to	5.25	-	-	0.50	to	1.65	14.44	to	13.14
	12/31/2008	-	5.12	to	4.64	-	-	0.50	to	1.65	(48.84)	to	(51.35)
	12/31/2007(1)	-	9.53	to	9.53	-	-	1.65	to	1.65	(4.71)	to	(4.71)
ProFund VP Precious Metals
	12/31/2009	992	9.65	to	9.17	9,579	1.03	0.50	to	1.65	34.66	to	33.13
	12/31/2008	-	7.17	to	6.89	-	-	0.50	to	1.65	(28.32)	to	(31.89)
	12/31/2007(1)	-	10.12	to	10.12	-	-	1.65	to	1.65	1.18	to	1.18
ProFund VP Telecommunications
	12/31/2009	-	7.61	to	6.91	-	-	0.50	to	1.65	6.79	to	5.58
	12/31/2008	-	7.13	to	6.54	-	-	0.50	to	1.65	(28.73)	to	(35.49)
	12/31/2007(1)	-	10.14	to	10.14	-	-	1.65	to	1.65	1.42	to	1.42
ProFund VP Falling US Dollar
	12/31/2009	-	9.29	to	9.43	-	8.26	0.50	to	1.65	2.80	to	1.64
	12/31/2008	-	9.03	to	9.28	-	-	0.50	to	1.65	(9.66)	to	(6.66)
	12/31/2007(1)	-	9.94	to	9.94	-	-	1.65	to	1.65	(0.58)	to	(0.58)
ProFund VP Emerging Markets
	12/31/2009	3,376	8.12	to	7.92	27,412	0.13	0.50	to	1.65	61.55	to	59.72
	12/31/2008	-	5.03	to	4.96	-	-	0.50	to	1.65	(49.74)	to	(50.91)
	12/31/2007(1)	-	10.10	to	10.10	-	-	1.65	to	1.65	0.97	to	0.97
ProFund VP International
	12/31/2009	1,523	7.17	to	6.65	10,925	0.04	0.50	to	1.65	24.03	to	22.62
	12/31/2008	-	5.78	to	5.42	-	-	0.50	to	1.65	(42.17)	to	(45.31)
	12/31/2007(1)	-	9.92	to	9.92	-	-	1.65	to	1.65	(0.82)	to	(0.82)
ProFund VP Mid-Cap
	12/31/2009	-	8.23	to	7.94	-	-	0.50	to	1.65	32.22	to	30.72
	12/31/2008	-	6.22	to	6.07	-	-	0.50	to	1.65	(37.76)	to	(39.37)
	12/31/2007(1)	-	10.02	to	10.02	-	-	1.65	to	1.65	0.20	to	0.20

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Notes to Financial Statements
December 31, 2009

4. Financial Highlights (continued)
Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Short Emerging Markets
	12/31/2009	-	$6.92	to	$6.36	$ -	-	0.50%	to	1.65%	(48.97)%	to	(49.55)%
	12/31/2008	-	13.57	to	12.61	-	-	0.50	to	1.65	35.67	to	30.08
	12/31/2007(1)	-	9.69	to	9.69	-	-	1.65	to	1.65	(3.06)	to	(3.06)
ProFund VP Short International
	12/31/2009	-	9.34	to	9.35	-	-	0.50	to	1.65	(30.63)	to	(31.41)
	12/31/2008	-	13.47	to	13.63	-	-	0.50	to	1.65	34.65	to	35.98
	12/31/2007(1)	-	10.02	to	10.02	-	-	1.65	to	1.65	0.24	to	0.24
Franklin Templeton VIP Founding Funds Allocation
	12/31/2009(1)	-	12.87	to	12.87	-	-	0.50	to	0.50	28.72	to	28.72
Alliance Bernstein Balanced Wealth Strategy Portfolio
	12/31/2009(1)	-	12.49	to	12.49	-	-	0.50	to	0.50	24.91	to	24.91

*These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.  These ratios are annualized for periods less than one year.

**These ratios represent the annualized contract expenses of the Life Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.  These charges range from 0.50% to 3.20% of the average contract owner's account value depending on the options selected.  Refer to the product's prospectus for specific details.  Expense ratio(s) for periods of less than one year have been annualized.

***These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Notes to Financial Statements
December 31, 2009

5.	Administrative, Mortality, and Expense Risk Charge

Under some forms of the Policies, a sales charge and premium taxes are deducted by WRL prior to allocation of policy owner payments to the subaccounts.  Contingent surrender charges may also apply.

Under all forms of the Policy, monthly charges against policy cash values are made to compensate WRL for costs of insurance provided.

A daily charge equal to an annual rate from 0.50% and 3.20% of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks in connection with the issuance and administration of the Policies.  This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

6.	Income Taxes

Operations of the Life Account form a part of WRL, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Life Account are accounted for separately from other operations of WRL for purposes of federal income taxation. The Life Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from WRL. Under existing federal income tax laws, the income of the Life Account is not taxable to WRL, as long as earnings are credited under the variable annuity contracts.

7.	Dividend Distributions

Dividends are not declared by the Life Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Life Account.  Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Life Account.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
Notes to Financial Statements
December 31, 2009

8.	Fair Value Measurements and Fair Value Hierarchy

ASC No. 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Life Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statement of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.  Level 2 inputs include the following:

         a) Quoted prices for similar assets or liabilities in active markets

         b) Quoted prices for identical or similar assets or liabilities in non-active markets

         c) Inputs other than quoted market prices that are observable

         d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statement of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

Report of Independent Registered Public Accounting Firm

The Board of Directors
Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (the Company) as of December 31, 2009 and 2008, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2009. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2009 and 2008, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2009.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at

December 31, 2009 and 2008, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2009, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, at December 31, 2009 Western Reserve Life Assurance Co. of Ohio changed its accounting for deferred income taxes in accordance with Statement of Statutory Accounting Principles (SSAP) No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10. Also, as discussed in Note 1 to the financial statements, during 2009 Western Reserve Life Assurance Co. of Ohio changed its accounting for investments in loan-backed and structured securities in accordance with SSAP No. 43R, Loan-backed and structured Securities. As discussed in Note 2 to the financial statements, at December 31, 2008 Western Reserve Life Assurance Co. of Ohio, with the permission of the Ohio Superintendent of Insurance, changed its policy for deferred income taxes.

/s/Ernst & Young LLP

Des Moines, Iowa
March 31, 2010

Western Reserve Life Assurance Co. of Ohio

Balance Sheets – Statutory Basis
(Dollars in Thousands, Except per Share Amounts)

December 31	
	2009	**2008**
Admitted assets		
Cash and invested assets:		
Bonds	**$ 781,754**	$ 619,733
Preferred stocks	**–**	4,545
Common stocks of affiliated entities (cost: 2009 - $22,017 and 2008 - $21,422)	**32,187**	26,092
Mortgage loans on real estate	**12,505**	12,754
Home office properties	**37,082**	37,806
Cash, cash equivalents and short-term investments	**149,150**	279,506
Policy loans	**378,683**	411,020
Invested asset receivable	**–**	25,399
Other invested assets	**6,363**	8,351
Total cash and invested assets	**1,397,724**	1,425,206
Net deferred income tax asset	**142,940**	76,045
Premiums deferred and uncollected	**3,480**	4,431
Reinsurance receivable	**3,374**	3,293
Federal income tax recoverable	**2,317**	75,192
Receivable from parent, subsidiaries and affiliates	**18,156**	81,614
Investment income due and accrued	**8,073**	7,577
Cash surrender value of life insurance policies	**68,798**	66,323
Due from broker	**–**	104,605
Other admitted assets	**11,318**	7,954
Separate account assets	**7,165,201**	6,275,403
Total admitted assets	**$ 8,821,381**	$ 8,127,643

December 31	
	2009	2008
Liabilities and capital and surplus		
Liabilities:		
Aggregate reserves for policies and contracts:		
Life	$ 1,107,951	$ 1,113,616
Annuity	608,644	621,785
Accident and health	811	39
Life policy and contract claim reserves	19,998	22,480
Liability for deposit-type contracts	15,141	14,520
Other policyholders' funds	40	43
Interest maintenance reserve	25,879	19,586
Remittances and items not allocated	24,099	6,916
Transfers from separate accounts due or accrued	(619,014)	(719,097)
Asset valuation reserve	8,484	4,380
Reinsurance in unauthorized companies	15,923	1,174
Funds held under coinsurance and other reinsurance treaties	4,913	121,095
Payable to parent, subsidiaries and affiliates	22,517	65,264
Amounts incurred under modified coinsurance agreements	21,469	35,317
Unearned investment income	9,933	10,551
Disbursement payable – contract termination	–	225,843
Other liabilities	26,246	28,636
Separate account liabilities	7,165,201	6,275,403
Total liabilities	8,458,235	7,847,551
Capital and surplus:		
Common stock, $1.00 par value, 3,000,000 shares authorized and 2,500,000 shares issued and outstanding	2,500	2,500
Aggregate write-ins for other than special surplus funds	46,066	45,322
Paid-in surplus	149,627	149,634
Unassigned surplus	164,953	82,636
Total capital and surplus	363,146	280,092
Total liabilities and capital and surplus	$ 8,821,381	$ 8,127,643

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Statements of Operations – Statutory Basis
(Dollars in Thousands)

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis
(Dollars in Thousands)

Common Stock	Aggregate Write-ins for Other than Special Surplus Funds	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2007	$ 2,500	$ –	$ 151,781	$ 312,817	$ 467,098
Net income	–	–	–	131,655	131,655
Change in net unrealized capital gains and losses, net of tax	–	–	–	638	638
Change in nonadmitted assets	–	–	–	(6,561)	(6,561)
Change in asset valuation reserve	–	–	–	(1,238)	(1,238)
Change in net deferred income tax asset	–	–	–	8,842	8,842
Dividend to stockholder	–	–	–	(110,000)	(110,000)
Surplus effect of reinsurance transaction	–	–	–	(1,209)	(1,209)
Contributed surplus related to stock appreciation rights plans of indirect parent	–	–	(522)	–	(522)
Balance at December 31, 2007	2,500	–	151,259	334,944	488,703
Net loss	–	–	–	(59,128)	(59,128)
Change in net unrealized capital gains and losses, net of tax	–	–	–	1,738	1,738
Change in nonadmitted assets	–	–	–	7,856	7,856
Change in asset valuation reserve	–	–	–	2,716	2,716
Change in liability for reinsurance in unauthorized companies	–	–	–	(1,174)	(1,174)
Dividend to stockholder	–	–	–	(200,000)	(200,000)
Change in net deferred income tax asset	–	–	–	(7,619)	(7,619)
Surplus effect of reinsurance transaction	–	–	–	3,543	3,543
Increase in admitted deferred tax attributable to use of permitted practice	–	45,322	–	–	45,322
Correction of interest on taxes	–	–	–	(240)	(240)
Contributed surplus related to stock appreciation rights plans of indirect parent	–	–	(1,625)	–	(1,625)
Balance at December 31, 2008	$ 2,500	$ 45,322	$ 149,634	$ 82,636	$ 280,092

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis (continued)
(Dollars in Thousands)

Common Stock	Aggregate Write-ins for Other than Special Surplus Funds	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2008	$ 2,500	$ 45,322	$ 149,634	$ 82,636	$ 280,092
Cumulative effect of changes in accounting principles	–	–	–	(6)	(6)
Net income	–	–	–	115,655	115,655
Change in net unrealized capital gains and losses, net of tax	–	–	–	161	161
Change in nonadmitted assets	–	–	–	49,263	49,263
Change in asset valuation reserve	–	–	–	(4,104)	(4,104)
Change in liability for reinsurance in unauthorized companies	–	–	–	(14,749)	(14,749)
Dividend to stockholder	–	–	–	(65,000)	(65,000)
Change in net deferred income tax asset	–	–	–	9,428	9,428
Surplus effect of reinsurance transaction	–	–	–	(8,331)	(8,331)
Decrease in admitted deferred tax attributable to expiration of permitted practice	–	(45,322)	–	–	(45,322)
Increase in admitted deferred tax asset pursuant to SSAP No. 10R	–	46,066	–	–	46,066
Contributed surplus related to stock appreciation rights plans of indirect parent	–	–	(7)	–	(7)
Balance at December 31, 2009	$ 2,500	$ 46,066	$ 149,627	$ 164,953	$ 363,146

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis
(Dollars in Thousands)

Year Ended December 31		
	2009	2008	2007
Operating activities			
Premiums collected, net of reinsurance	**$ 656,731**	$ 789,337	$ 1,014,138
Net investment income received	**50,766**	76,682	73,854
Miscellaneous income received	**363,740**	152,105	204,010
Benefit and loss related payments	**(806,244)**	(1,243,327)	(1,333,939)
Commissions, expenses paid and aggregate write-ins for deductions	**(362,277)**	(293,143)	(311,221)
Net transfers to separate accounts and protected cell amounts	**224,204**	709,586	619,060
Dividends paid to policyholders	**(26)**	(27)	(27)
Federal and foreign income taxes paid	**31,637**	(33,143)	(69,082)
Net cash provided by operating activities	**158,531**	158,070	196,793
Investing activities			
Proceeds from investments sold, matured or repaid:			
Bonds	**521,007**	331,923	393,160
Mortgage loans on real estate	**279**	11,740	1,058
Other invested assets	**790**	–	–
Miscellaneous proceeds	**25,645**	8,250	7
Total investment proceeds	**547,721**	351,913	394,225
Costs of investments acquired:			
Bonds	**(681,228)**	(234,428)	(467,479)
Common stocks	**(594)**	(763)	(758)
Mortgage loans on real estate	**(29)**	–	–
Real estate	**(166)**	(122)	(36)
Other invested assets	**(1,751)**	(669)	(1,335)
Miscellaneous applications	**(17,933)**	(38)	(4,506)
Total cost of investments acquired	**(701,701)**	(236,020)	(474,114)
Net decrease (increase) in policy loans	**32,337**	(176)	(66,063)
Net cost of investments acquired	**(669,364)**	(236,196)	(540,177)
Net cash provided by (used in) investing activities	**(121,643)**	115,717	(145,952)

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis (continued)
(Dollars in Thousands)

Year Ended December 31		
	2009	**2008**	**2007**
Financing and miscellaneous activities			
Cash provided (applied):			
Borrowed funds returned	**–**	–	(18,791)
Net deposits (withdrawals) on deposit-type contracts and other insurance liabilities	**74**	(1,973)	(835)
Dividends to stockholder	**(65,000)**	(200,000)	(110,000)
Funds held under reinsurance treaty with unauthorized reinsurers	**(116,182)**	104,554	446
Receivable from parent, subsidiaries and affiliates	**63,458**	(65,609)	15,574
Payable to parent, subsidiaries and affiliates	**(42,747)**	27,372	(3,370)
Other cash (applied) provided	**(6,847)**	95,742	(539)
Net cash used in financing and miscellaneous activities	**(167,244)**	(39,914)	(117,515)
Net increase (decrease) in cash, cash equivalents and short-term investments	**(130,356)**	233,873	(66,674)
Cash, cash equivalents and short-term investments:			
Beginning of year	**279,506**	45,633	112,307
End of year	**$ 149,150**	$ 279,506	$ 45,633

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

December 31, 2009

1. Organization and Summary of Significant Accounting Policies

Organization

Western Reserve Life Assurance Co. of Ohio (the Company) is a stock life insurance company and is a wholly owned subsidiary of AEGON USA, LLC (AEGON). AEGON is an indirect, wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company’s products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company’s new life insurance, and a portion of new annuities, are written through an affiliated marketing organization.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale.  Prior to 2008, fair value for statutory purposes was based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP was based on indexes, third party pricing services, brokers

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

external fund managers and internal models.  In 2008, the NAIC adopted a regulation allowing insurance companies to report the fair value determined by the SVO or determine the fair value by using a permitted valuation method.  Therefore, effective December 31, 2008, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment is considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security. An other-than-temporary impairment is also considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis.

If it is determined an other-than-temporary impairment has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows.  If an other-than-temporary impairment has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.  Prior to 2009, if it was determined that a decline in fair value was other-than-temporary, the cost basis of the security was written down to the undiscounted estimated future cash flows.

For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows.  If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the other-than-temporary impairment should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the balance sheet date.  If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the other-than-temporary impairment should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in Other Comprehensive Income (OCI), net of applicable taxes.  Prior to 2009, if it was determined that a decline

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

in fair value was other-than-temporary, the cost basis of the security was written down to fair value.  If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses.  Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions.  In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset.  For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances for mortgage loans are established, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, principally the nonadmitted portion of deferred income tax assets and agent debit balances, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value.  Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations.  In addition, a liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes:  Effective December 31, 2009, the Company began computing deferred income taxes in accordance with Statement of Statutory Accounting Principles (SSAP) No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10, discussed in further detail in the Recent Accounting Pronouncement section of this note.  Under SSAP 10R, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) of the deferred tax assets and liabilities. The remaining deferred income tax assets are nonadmitted.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

Policyholder Dividends:  Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities:  If collateral is restricted and not available for the general use of the Company, an asset and related liability are not recorded on the balance sheet.  However, if the collateral is not restricted and is available for general use, the Company is required to record the asset and related liability.  Under GAAP, the asset and related liability must be recorded for collateral under the control of the Company, regardless of any restrictions on the collateral.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value as determined by the SVO, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.  Non-redeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the SVO, and the related net unrealized gains (losses) are reported in unassigned surplus with any adjustment for federal income taxes.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders.  During 2009, the classification of these securities was changed by the NAIC so that they are now to be reported as bonds.  Previously, hybrid securities were not classified as debt by the SVO and were reported as preferred stock.  As a result, effective January 1, 2009, hybrid securities with a carrying value of $4,545 were reclassified from preferred stock to bonds.  The 2008 hybrid security balances remain reported as preferred stock and have not been reclassified in the 2008 balance sheet. These securities continue to meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity.  The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses.

There are no restrictions on common or preferred stock.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Home office properties are reported at cost less allowances for depreciation. Depreciation of home office properties is computed principally by the straight-line method.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment.  A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement.  When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.  Other “admitted assets” are valued principally at cost.

Investments in Low Income Housing Tax Credit (LIHTC) Properties are valued at amortized cost.  Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes.  Changes in admitted asset carrying amounts of bonds, mortgage loans, preferred and common stocks are credited or charged directly to unassigned surplus.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration or changes in estimated cash flows. If this review indicates a decline in fair value that is other-than-temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken for all investments other than loan-backed or structured securities, which are reduced to the present value of expected cash flows where the Company has the ability and intent to hold the security until recovery. Such reductions in carrying value are recognized as realized losses on investments.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain.  The Company did not exclude any investment income due and accrued for the year ended December 31, 2009, with respect to such practices.  Investment income due and accrued of $6 has been excluded for the year ended December 31, 2008, with respect to such practices.

Derivative Instruments

Futures are marked to market on a daily basis and a cash payment is made or received by the Company.  These payments are recognized as realized gains or losses in the financial statements.

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability.  These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount.  Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date.  Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements.  If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract.  These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.  Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves.  Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.  Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 5.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include supplemental contracts and certain annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits or changes in reserve in the statement of operations.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Separate Accounts

Separate accounts held by the Company primarily represent funds which are administered for individual variable universal life and variable annuity contracts.  Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets consist of shares in funds, considered common stock investments, which are valued daily and carried at fair value. The separate accounts, held for individual policyholders, do not have any minimum guarantees, and the investment risks associated with the fair value changes are borne entirely by the policyholder.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company received variable contract premiums of $456,377, $732,493 and $910,067, in 2009, 2008 and 2007, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the fair value of the underlying assets less the current surrender charge. Separate account contract holders have no claim against the assets of the general account.

Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received $342,329, $113,994 and $137,410, in 2009, 2008 and 2007, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2009, AEGON N.V. sponsored a stock option plan for eligible employees of the Company.  Pursuant to the plan, the option price at the date of grant is equal to the fair value of the stock.  Under statutory accounting principles, the Company does not record any expense related to this plan.  However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates.  The tax benefit of this deduction has been credited directly to unassigned surplus.

The Company's employees participate in various stock appreciation rights (SAR) plans issued by AEGON.  In accordance with Statement of SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company's employees has been charged to the Company, with an offsetting amount credited to paid-in surplus.  The Company recorded a benefit of $7, $1,628 and $832 for the years ended December 31, 2009, 2008 and 2007, respectively.  In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $3 and $310 for years ended December 31, 2008 and 2007, respectively.  The Company did not record an adjustment to surplus for the income tax effect related to these plans at December 31, 2009.

Recent Accounting Pronouncements

Effective December 31, 2009, the Company began computing deferred income taxes in accordance with SSAP No. 10R.  This statement establishes statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes.  This statement temporarily replaces SSAP No. 10, Income Taxes.  Under SSAP No. 10R, gross deferred tax assets (DTAs) shall be admitted in an amount equal to

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year and the lesser of the amount of adjusted gross DTAs, expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating system software and any net positive goodwill that can be offset against existing gross deferred income tax liabilities (DTLs) after considering the character.  If the Company’s risk-based capital level (RBC) is above 250% where an action level could occur as a result of a trend test, the Company may elect to admit a higher amount of adjusted gross DTAs.  When elected, additional DTAs are admitted for taxes paid in prior years that can be recovered through loss carryback provisions  for existing temporary differences that reverse within three years of the balance sheet date and the lesser of the remaining gross
DTAs expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any positive net goodwill plus the amount of remaining gross DTAs that can be offset against DTLs after considering the character (i.e., ordinary versus capital) of the DTAs and DTLs.  Prior to the adoption of SSAP No. 10R, the Company obtained permission from the state of Ohio to compute deferred income taxes using a permitted practice, which is discussed in detail in Note 2 – Prescribed and Permitted Statutory Accounting Practices.  The election of the permitted practice at December 31, 2008 resulted in an increase to surplus of $45,322, which has been reflected as an aggregate write-in for other than special surplus funds.  At December 31, 2009, the Company elected to admit additional deferred tax assets pursuant to SSAP No. 10R.  The cumulative effect of the election of this statement is the difference between the calculation of the admitted DTA per SSAP No. 10R and the SSAP No. 10 methodology at December 31, 2009 as the use of the permitted practice expired as of December 15, 2009.  As a result of this election, surplus increased by a cumulative effect of $46,066 at December 31, 2009, which has been reflected as an aggregate write-in for other than special surplus funds on the 2009 financial statements.

Effective December 31, 2009 the Company adopted amendments to SSAP No. 9, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The guidance requires the disclosure of the date through which an entity has evaluated subsequent events and whether that date represents the date the financial statements were issued or were available to be issued. The adoption did not impact the Company’s results of operations or financial position. See Note 13 for further discussion of the Company’s consideration of subsequent events.

Effective September 30, 2009, the Company adopted SSAP No. 43R, Loan-backed and Structured Securities.  This statement establishes statutory accounting principles for investments in loan-backed securities and structured securities.  The SSAP

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

supersedes SSAP No. 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments and paragraph 13 of SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment.  SSAP No. 43R changes the accounting for other-than-temporary impairments (OTTI).  If the Company intends to sell a security or lacks the intent or ability to hold the security until it recovers to its amortized cost basis, the security shall be written down to its fair value.  If the Company does not expect to recover the entire amortized cost basis of a security, an OTTI shall be recognized as a realized loss equal to the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the effective interest rate as outlined in the SSAP.  Prior to the adoption of SSAP No. 43R, loan-backed and structured securities were accounted for in accordance with SSAP No. 43, which called for those securities to be impaired and written down using undiscounted cash flows.  The cumulative effect of the adoption of this standard is the difference between the present value of expected cash flows for securities identified as having an OTTI compared with their amortized cost basis as of July 1, 2009.  This change in accounting principle reduced surplus by a net amount of $10 ($6 net of tax), which includes impairments of $4,270 offset by NAIC 6 rated securities that were already reported at lower of cost or market at the time of the implementation of SSAP No. 43R of $4,260, which have been removed from the component of change in net unrealized gains/losses.

In September 2008, the NAIC issued SSAP No. 99.  This statement establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an OTTI.  Prior to SSAP No. 99, the Company’s investments in OTTI were reported in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities, SSAP No. 32, Investments in Preferred Stock and SSAP No. 43, Loan-backed and Structured Securities.  The Company adopted SSAP No. 99 on January 1, 2009.  The adoption of this statement was accounted for prospectively and therefore there was no impact to the Company’s financials at adoption.

Reclassifications

Certain reclassifications have been made to the 2008 and 2007 financial statements to conform to the 2009 presentation.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

2. Prescribed and Permitted Statutory Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed by the Insurance Department of the State of Ohio.  The Insurance Department of the State of Ohio recognizes only statutory accounting practices prescribed or permitted by the State of Ohio for determining and reporting the financial condition and results of operation of an insurance company for determining its solvency under Ohio Insurance Law.  The NAIC Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio.

At December 31, 2008, the Company, with the permission of the Ohio Superintendent of Insurance, determined the admitted amount of deferred income tax assets pursuant to Ohio Bulletin 2009-04.  Bulletin 2009-04 increased the realization period for purposes of determining the admissibility of deferred tax assets in accordance with the requirements of SSAP No. 10, Income Taxes, Paragraph 10(b)(i) from one year to three years from the balance sheet date and expanded the limit on net deferred tax assets for Paragraph 10(b)(ii) from 10% of adjusted capital and surplus to 15%.  The Company did not utilize this permitted practice during 2009 and instead opted to calculate deferred income taxes using the provisions of SSAP No. 10R.

A reconciliation of the Company's net income (loss) and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Ohio is shown below :

3. Accounting Changes and Corrections of Errors

Effective January 1, 2008, the Company modified the way it recorded interest on income taxes.  Prior to January 1, 2008, interest on income taxes was included as a net amount (after federal tax benefit) within federal and foreign income taxes recoverable.  Effective January 1, 2008, the gross amount of interest was included in taxes, licenses, and fees due and accrued, which is part of other liabilities, and the related deferred tax asset was included in net deferred income tax asset.  The Company reported a decrease in unassigned surplus of $240 as of January 1, 2008 related to this change.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-Term Investments: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

Bonds and Preferred Stocks: Prior to 2008, fair values for bonds and preferred stocks were based on the price published by the SVO, if available.  In 2008, the NAIC adopted regulation allowing insurance companies to report the fair value determined by the SVO or determine the fair value by using a permitted valuation method.  Therefore, effective December 31, 2008, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans:  Carrying value of policy loans approximates their fair value.

Derivative Financial Instruments: The estimated fair values of interest rate swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions.  The carrying amounts of these items are included in the liability section of the balance sheet.

Short-Term Notes Receivable from Affiliates:  The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair value.

Deposit-Type Contracts:  The carrying amounts of deposit-type contracts approximate their fair values.

Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

Separate Account Annuity Liabilities: Separate account annuity liabilities are based upon the fair value of the related separate account assets.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Receivable from/Payable to Parent, Subsidiaries, and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Included in the Company’s financial statements are certain investment-related financial instruments that are carried at fair value on a recurring basis.  The Company also holds other financial instruments that are measured at fair value on a non-recurring basis; including impaired financial instruments, such as bonds and preferred stock that are carried at the lower of cost or fair value. Under Statutory Accounting practice, the Company calculates the fair value of affiliated common stock based on the equity method of accounting; as such, it is not included in the following fair value measurement disclosure.

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values are based on quoted market prices when available.  When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing).  In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price.  These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models.  Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input employed.

The Company's financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by Accounting Standards Codification 820, Fair Value Measurements and Disclosures (formerly Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements).   The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement.  For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3).   The levels of the fair value hierarchy are as follows:

 Level 1 -                 Unadjusted quoted prices for identical assets or liabilities in active marketsaccessible at the measurement date.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Level 2 -
Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.  Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -
Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Financial assets and liabilities measured at fair value on a recurring basis

The following tables provide information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2009 and 2008.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

             (a)  Short-term investments are carried at amortized cost; which approximates fair value.
(b) Separate Accounts assets are carried at the net asset value provided by the fund managers.

Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

During 2009 and 2008, the Company reported the following assets in Level 3 on a recurring basis.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Assets measured at fair value on a non-recurring basis

The Company reports certain assets at fair value on a non-recurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).  As of December 31, 2009 and 2008, the Company reported the following assets at fair value on a non-recurring basis.

Level 3 Financial Assets

In certain circumstances, the Company will obtain non-binding quotes from brokers to assist in the determination of fair value.  If those quotes can be corroborated by other market observable data, the investment will be classified as Level 2.  If not, the investment is classified as Level 3 due to the lack of transparency into the broker’s valuation process.

Bonds, which have a designation of NAIC 6, are considered to be at or near default and are carried at the lower of cost or fair value.  Furthermore, beginning December 31, 2009, a new process was implemented by the NAIC to determine the designation for certain non-agency residential mortgage-backed securities (RMBS).  Under this process, the designation for these securities is based on two steps.  Those securities whose designation is an NAIC 6 in the first step are also carried at the lower of cost or fair value.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

5. Investments

The carrying amount and estimated fair value of investments in bonds and preferred stock are as follows:

The Company held bonds at December 31, 2009 and 2008 with a carrying value of $1,344  and $2,482 and an amortized cost of $1,520 and $4,553, respectively, that have an NAIC rating of 6 and which are not considered to be other-than-temporarily impaired.  These bonds are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

5. Investments (continued)

At December 31, 2009 and 2008, respectively, for securities in an unrealized loss position greater than or equal to twelve months, the Company held 61 and 68 securities with a carrying amount of $157,040 and $202,928 and an unrealized loss of $33,409 and $55,990, with an average price of 78.7 and 72.4 (fair value/amortized cost).  Of this portfolio, 81.04% and 88.42% were investment grade with associated unrealized losses of $23,639 and $43,441, respectively.

At December 31, 2009 and 2008, respectively, for securities that have been in a continuous loss position for less than twelve months, the Company held 63 and 95  securities with a carrying amount of $290,130 and $219,972 and an unrealized loss of $7,985 and $34,396 with an average price of 97.3 and 84.4 (fair value/amortized cost).  Of this portfolio, 99.40% and 91.71% were investment grade with associated unrealized losses of $7,808 and $30,889, respectively.

The estimated fair value of bonds and preferred stocks with gross unrealized losses at December 31, 2009 and 2008 are as follows:

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

5. Investments (continued)

The carrying amount and estimated fair value of bonds at December 31, 2009, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis.  If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in affect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored.  For asset-backed securities, cash flow trends and underlying levels of collateral are monitored.  The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other-than-temporarily impaired.

At December 31, 2009, the Company’s commercial mortgage-backed securities (CMBS) portfolio had a fair value of $61,302 and a carrying value of $72,522, resulting in a gross unrealized loss of $11,220. CMBS are securitizations of underlying pools of mortgages on commercial real estate. The underlying mortgages have varying risk characteristics and are pooled together and sold in different rated tranches. The Company’s CMBS includes conduit and single borrower mortgages.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

5. Investments (continued)

All CMBS securities are monitored and modeled under base and several stress-case scenarios by asset specialists. For conduit securities, a widely recognized industry modeling software is used to perform a loan-by-loan, bottom-up analysis. For non-conduit securities a CMBS asset specialist works closely with the Company’s real estate valuation group to determine underlying asset valuation and risk.  Both methodologies incorporate external estimates on the property market, capital markets, property cash flows, and loan structure.  Results are then closely analyzed by the asset specialist to determine whether or not a principal or interest loss is expected to occur. If cash flow models indicate a credit event will impact future cash flows, and the Company does not have the intent to sell the security and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

Most of the securities in an unrealized loss position are rated investment grade. As the remaining unrealized losses in the CMBS portfolio relate to holdings where the Company expects to receive full principal and interest and the Company does not have the intent to sell and does have the intent and ability to hold the security, the Company does not consider the underlying investments to be impaired as of December 31, 2009.

Sub-prime mortgages are loans to homebuyers who have weak or impaired credit histories, are loans that are non-conforming or are loans that are second in priority.  The Company does not sell or buy sub-prime mortgages directly.   The Company's exposure to sub-prime mortgages is through asset-backed securities (ABS).  These securities are pools of mortgages that have been securitized and offered to investors as asset-backed securities, where the mortgages are collateral.  Most of the underlying mortgages within the pool have FICO scores below 660 at issuance.  Therefore, the ABS has been classified by the Company as a sub-prime mortgage position.  Also included in the Company's total sub-prime mortgage position are ABS with second lien mortgages as collateral.  The second lien mortgages may not necessarily have sub-prime FICO scores; however, the Company has included these ABS in its sub-prime position as it is the second priority in terms of repayment.  The Company does not have any "direct" residential mortgages to sub-prime borrowers outside of the ABS structures.

The Company became cautious of the structural aspects of the mezzanine classes in 2002 and stopped purchasing the mezzanine tranches with an original Nationally Recognized Statistical Rating Organization (NRSRO) rating at issuance of ‘A’ or lower in 2003.  Beginning in 2003, the Company began actively selling mezzanine positions as market spreads tightened, continued to upgrade the portfolio and reduced relative exposure to the sector as underwriting deteriorated.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

5. Investments (continued)

All ABS-housing securities are monitored and reviewed on a monthly basis with detailed cash flow models using the current collateral pool and capital structure on each portfolio quarterly.  Model output is generated under base and several stress-case scenarios.  ABS-housing asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling.  The ABS-housing models incorporate external estimates on property valuations, borrower characteristics, propensity of a borrower to default or prepay and the overall security structure.  Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Recent payment history, a percentage of on-going delinquency rates and a constant prepayment rate are also incorporated into the model. Once the entire pool is modeled, the results are closely analyzed by the asset specialist to determine whether or not the Company’s particular tranche or holding is at risk for payment interruption.  If cash flow models indicate a credit event will impact future cash flows, and the Company does not have the intent to sell the security and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

The actual cost, carrying amount and fair value of the Company's sub-prime mortgage- backed ABS holdings at December 31, 2009 are $48,205, $43,240 and $33,365, respectively.  At December 31, 2008, the actual cost, carrying amount and fair value of the Company’s sub-prime mortgage-backed ABS holdings were $66,543, $66,514 and $49,487, respectively.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

5. Investments (continued)

Aggregate totals for loan-backed securities with a recognized OTTI during the current reporting period are shown below classified on the basis of the OTTI:

The following loan-backed and structured securities which continue to be held at December 31, 2009 had a recognized OTTI during the year then ended:

[
            *The impairment amount was recorded as a part of the cumulative effect of adoption of SSAP No. 43R and was not reflected in the income statement in the current period.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

5. Investments (continued)

The unrealized losses of loan-backed securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings at December 31, 2009 is as follows:

Detail of net investment income is presented below:

Investment expenses include expenses for the occupancy of company-owned property of $3,827, $3,949 and $3,759 during 2009, 2008 and 2007, respectively, as well as depreciation expense on these properties of $890, for each of the last three years.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

5. Investments (continued)

Proceeds from sales and other disposals of bonds and preferred stocks, excluding maturities, and related gross realized gains and losses were as follows:

The Company had gross realized losses of $8,814 and $4,739 in 2009 and 2008, respectively, which relate to losses recognized on other-than-temporary declines in fair values of bonds.  The Company did not have gross realized losses in 2007 related to losses recognized on other-than-temporary declines in fair values of bonds.

At December 31, 2009, bonds with an aggregate carrying value of $4,013 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

Net realized capital gains (losses) on investments are summarized below:

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

5. Investments (continued)

At December 31, 2009, the Company had recorded investments in restructured securities of $740.  The capital losses taken as a direct result of restructures in 2009 were $782.  The Company often has impaired a security prior to the restructure date.  These impairments are not included in the calculation of restructure-related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.  The Company did not have any recorded investments in restructured securities at December 31, 2008.

The changes in net unrealized capital gains and losses on investments were as follows:

Gross unrealized gains (losses) on common stocks of affiliated entities were as follows:

During 2009 and 2008, the Company did not issue any mortgage loans.

During 2009, 2008 and 2007, no mortgage loans were foreclosed and transferred to real estate. At December 31, 2009, 2008 and 2007, the Company held a mortgage loan loss reserve in the asset valuation reserve of $48, $61 and $233, respectively.

At December 31, 2009, the Company had four LIHTC.  The remaining years of unexpired tax credits ranged from two to eleven and none of the properties were subject to regulatory review.  The length of time remaining for holding periods ranged from six to fifteen years.  The amount of contingent equity commitments expected to be paid during the years 2010 to 2012 is $1,056.  The Company has no contingent equity commitments related to LIHTC beyond the year 2012.  There were no impairment losses, write-downs or reclassifications during 2009 related to these credits.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

5. Investments (continued)

At December 31, 2008, the Company had three LIHTC.  The remaining years of unexpired tax credits ranged from three to nine and none of the properties were subject to regulatory review.  The length of time remaining for holding periods ranged from seven to thirteen years.  The amount of contingent equity commitments expected to be paid during the years 2009 to 2013 is $1,491.  There were no impairment losses, write-downs or reclassifications during 2008 related to these credits.

The following table provides the carrying value of state transferable tax credits gross of any related tax liabilities and total transferable tax credits by state and in total as of December 31, 2009:

*The unused amount reflects credits that the Company deems will be realizable in the period from 2010 to 2014.

The Company estimated the utilization of the remaining state transferable tax credits by projecting future tax liability based on projected premium, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining state transferable tax credits.  The Company had no impairment losses related to state transferable tax credits.

The Company issues products providing the customer a return based on various global equity market indices.  The Company uses global future contracts and/or options to hedge the liability option risk associated with these products.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better.  The credit exposure of swaps is represented by the fair value contracts, aggregated at a counterparty level, with a positive fair value at the reporting date.  The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf.  The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty.  Inversely, if the net fair value of all contracts with this counterparty is negative, the Company is required to post assets instead.  At December 31, 2009, the Company does not have any contracts, aggregated at a counterparty level, with a positive fair value.  At December 31, 2009, the fair value of all contracts, aggregated at a counterparty level, with a negative fair value amount to $748.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

5. Investments (continued)

At December 31, 2009, the Company has recorded $(748) for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting.  This has been recorded directly to unassigned surplus as an unrealized loss.  At December 31, 2008, the Company did not have any derivative instruments utilized for hedging purposes that did not qualify for hedge accounting.

The Company did not recognize any unrealized gains or losses during 2009 or 2008 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

The Company uses variance swaps to reduce market risk in minimum guarantee equity index contracts arising from mismatches between assets and liabilities.  A variance swap is an arrangement whereby two parties (counterparties) enter into an agreement to pay a specified amount upon termination, an amount linked to the underlying index.  The final fair value is calculated by using the combination of the value of the underlying at termination, the value of the variance swap at initiation multiplied by an underlying notional amount.  Generally, no cash is exchanged at the outset of the contract. Periodic interest payments and a final payout upon termination can be made by either party.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable.  The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction.  Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

At December 31, 2009, the Company had outstanding receive fixed - pay fixed swaps with a notional amount of $5.  The Company did not have any outstanding derivative financial instruments at December 31, 2008.

Under exchange traded futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post a variation margin on a daily basis in an amount equal to the difference in the daily fair values of those contracts.  The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange.  The Company recognized net realized gains (losses) from futures contracts in the amount of $(22,205), $9,756 and $(2,240) for the years ended December 31, 2009, 2008 and 2007, respectively.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

5. Investments (continued)

Open futures contracts at December 31, 2009 and 2008 were as follows:

6. Reinsurance

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

Premiums earned reflect the following reinsurance ceded amounts for the year ended December 31:

The Company received reinsurance recoveries in the amount of $69,659, $40,858 and $37,977 during 2009, 2008 and 2007, respectively. At December 31, 2009 and 2008, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $18,173 and $19,752, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2009 and 2008 of $315,335 and $266,490, respectively.  As of December 31, 2009 and 2008, the amount of reserve credits for reinsurance ceded that represented unauthorized affiliated companies were $265,816 and $224,853, respectively.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

6. Reinsurance (continued)

The Company would experience no reduction in surplus at December 31, 2009 if all reinsurance agreements were cancelled.

The Company has entered into an indemnity reinsurance agreement effective December 31, 2008, with Transamerica International Re (Bermuda) Ltd. (TIRe), an affiliate of the Company, to cede on a 100% quota share basis the net liabilities associated with certain of the Company's variable annuity products on a coinsurance and modified coinsurance basis.  The Company ceded reserves on a coinsurance basis of $133,875, received consideration of $12,780 and established a funds withheld liability of $121,095.  The pretax gain of $12,780 ($8,307 on a net of tax basis) has been reclassified to equity in accordance with SSAP 61, Life, Deposit-Type and Accident and Health Reinsurance.  The Company ceded general account and separate account reserves on a modified coinsurance basis of $303,642 and $1,703,276, respectively. An initial reinsurance premium equal to the reserves ceded was recorded, resulting in no gain or loss on the modified coinsurance portion on this transaction. The Company amortized $8,307 into earnings with a corresponding charge to unassigned surplus during 2009. At December 31, 2009 and 2008, the Company holds collateral in the form of letters of credit of $26,000 and $95,000, respectively, from the assuming company.

Effective October 1, 2008 the Company recaptured various guaranteed minimum death benefit riders included in certain of its variable annuity contracts that were previously ceded to TIRe, an affiliate, under a 2001 reinsurance agreement.  The Company released a funds withheld liability of $14,716 associated with this business and paid recapture consideration of $36,703.  Reserves recaptured included $71,423 of GMDB reserves and $1,927 of claim reserves.  The resulting pretax loss of $95,337 was included in the Summary of Operations in accordance with SSAP 61.  In addition, the unamortized pre-tax ceded gain held by the Company in unassigned surplus resulting from the original reinsurance transaction was released into income in the amount of $5,925 ($3,851 net of tax).  Prior to this transaction, the Company had amortized $1,367 and $1,823 on a pre-tax basis ($889 and $1,185 on a net of tax basis) into earnings for 2008 and 2007, respectively, with a corresponding charge to unassigned surplus.

During 2006, the Company entered into a reinsurance agreement with Transamerica International Reinsurance Ireland, Ltd. (TIRI) an affiliate, to retrocede an inforce block of term life business effective January 1, 2006.  The difference between the initial commission expense allowance received of $700 and ceded reserves of $332 resulted in an initial transaction gain of $368, which was credited to unassigned surplus on a net of tax basis in the amount of $240, in accordance with SSAP No. 61.  For each of the years ended December 31, 2009, 2008 and 2007, the Company amortized $24 into earnings with a corresponding charge to unassigned surplus.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

6. Reinsurance (continued)

During 2007, the Company recaptured the risks related to the universal life business that was previously ceded to TIRI on a funds withheld basis.  The Company paid recapture consideration of $525 and received $81 for assets recaptured related to the block.  Reserves recaptured included $5,453 in life reserves and $30 in other claim reserves, resulting in a net pre-tax loss of $5,927, which is included in the statement of operations.

Letters of credit held for all unauthorized reinsurers as of December 31, 2009 and 2008 were $77,700 and $131,155, respectively.

7. Income Taxes

The net deferred income tax asset at December 31, 2009 and 2008 and the change from the prior year are comprised of the following components:

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

7. Income Taxes (continued)

The main components of deferred income tax amounts are as follows:

The valuation allowance for deferred tax assets as of December 31, 2009 was $4,817.  The Company did not have a valuation allowance for deferred tax assets as of December 31, 2008.  The valuation allowance is primarily related to deferred tax assets of a capital character that in the judgment of management, are not more likely than not to be realized.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

7. Income Taxes (continued)

The change in net deferred income tax assets is as follows:

Nonadmitted deferred tax assets increased (decreased) $(59,405), $(49,909) and $8,490 for 2009, 2008 and 2007, respectively.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

7. Income Taxes (continued)

As discussed in Note 1, the Company has elected to admit deferred tax assets pursuant to SSAP No. 10R, paragraph 10.e. for the 2009 reporting period.  The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No.10R is as follows:

•	10.a. – Federal income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year
•	10.b.i. – Adjusted gross DTAs, after the application of 10.a., expected to be realized within one year
•	10.b.ii. – 10% of adjusted statutory capital and surplus as shown on most recently filed statement
•	10.c. – Adjusted gross DTAs, after the application of 10.a. and 10.b., that can be offset against gross DTLs after considering the character of the DTAs and DTLs
•
10.d. – If the reporting entity’s financial statements and risk-based capital (RBC) calculated using an admitted adjusted gross DTA as the sum of 10.a., 10.b., and 10.c. results in the Company’s RBC level being above the maximum RBC level where an action level could occur as a result of the trend test (i.e., 250%); then the Company may elect to admit a higher amount of adjusted gross DTAs as calculated in paragraph 10.e.

•
10.e.i. – Federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years

•	10.e.ii.(a) – Adjusted gross DTAs, after the application of 10.e.i, expected to be realized within three years
•	10.e.ii.(b) – 15% of adjusted statutory capital and surplus as shown on most recently filed statement
•	10.e.iii. – Adjusted gross DTAs, after the application of 10.e.i. and 10.e.ii., that can be offset against DTLs after considering the character of the DTAs and DTLs

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

7. Income Taxes (continued)

At December 31, 2008, as discussed in Note 2 Prescribed and Permitted Statutory Accounting Practices, the Company, with the permission of the Ohio Superintendent of Insurance, determined the admitted amount of deferred income tax assets pursuant to Ohio Bulletin 2009-04.  The following charts outline the effect of this permitted practice on the Company’s financial statements:

[Missi

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

7. Income Taxes (continued)

Current year income taxes incurred consist of the following major components:

The Company's current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

Year Ended December 31		
	2009	2008	2007
Current income taxes incurred	$ 41,238	$ (42,578)	$ 60,857
Change in deferred income taxes (without tax on unrealized gains and losses)	(4,611)	7,619	(8,842)
Total income tax reported	$ 36,627	$ (34,959)	$ 52,015
Income before taxes	$ 163,103	$ (82,350)	$ 192,335
	35%	35%	35%
Expected income tax expense (benefit) at 35% statutory rate	57,086	(28,823)	67,317
Increase (decrease) in actual tax reported resulting from:			
a. Dividends received deduction	(7,455)	(7,490)	(8,946)
b. Tax credits	(4,157)	(5,370)	(3,198)
c. Tax adjustment for IMR	29	155	179
d. Surplus adjustment for in-force ceded	(2,916)	1,240	(423)
e. Nondeductible expenses	40	144	91
f. Deferred tax benefit on other items in surplus	(6,504)	2,912	854
g. Provision to return	(3,380)	(2,923)	(452)
h. Life insurer owned life insurance	(866)	(831)	(887)
i. Dividends from certain foreign corporations	349	773	–
j. Statutory valuation allowance adjustment	4,817	–	–
k. Prior year adjustments	(412)	4,643	(2,964)
l. Other	(4)	611	444
Total income tax reported	$ 36,627	$ (34,959)	$ 52,015

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

7. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its indirect parent company, Transamerica Corporation, and other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement.  Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations.  The Company is entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company's separately computed income tax liability or the consolidated group's income tax liability in the year generated.  The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company's separately computed income tax liability or the consolidated group's income tax liability in any carryback or carryforward year when so applied.  Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service.

The Company incurred income taxes during 2009 and 2007 of $51,875 and $57,746, respectively, which will be available for recoupment in the event of future net losses.  The Company did not incur income taxes during 2008 which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2009 and 2008 is $1,573 and $773, respectively.  The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $1,573.  The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively.  The Company’s interest expense related to income taxes for the years ended December 31, 2009 and 2008 is $61 and $36, respectively.  The total interest payable balance as of December 31, 2009 and 2008 is $97 and $36, respectively.  The Company recorded no liability for penalties.  It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2000. The examination for the years 2001 through 2004 and 2005 through 2006 have been completed and resulted in tax return adjustments that are currently being appealed.  The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.  An examination is currently underway for the years 2007 and 2008.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds relate to liabilities established on a variety of the Company’s products, primarily separate accounts that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

8. Policy and Contract Attributes (continued)

Information regarding the separate accounts of the Company is as follows:

Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2009	$ –	$ –	$ –	$ 455,704	$ 455,704
Reserves for accounts with assets at fair value at December 31, 2009	$ –	$ –	$ –	$ 6,546,186	$ 6,546,186
Reserves for separate accounts by withdrawal characteristics at December 31, 2009:					
Subject to discretionary withdrawal:					
With market value adjustment	$ –	$ –	$ –	$ –	$ –
At book value without market value adjustment and with current surrender charge of 5% or more	–	–	–	–	–
At fair value	–	–	–	6,546,186	6,546,186
At book value without market value adjustment and with current surrender charge of less than 5%	–	–	–	–	–
Subtotal	–	–	–	6,546,186	6,546,186
Not subject to discretionary withdrawal	–	–	–	–	–
Total separate account liabilities at December 31, 2009	$ –	$ –	$ –	$ 6,546,186	$ 6,546,186

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

8. Policy and Contract Attributes (continued)

Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2008	$ –	$ –	$ –	$ 731,603	$ 731,603
Reserves for accounts with assets at fair value at December 31, 2008	$ –	$ –	$ –	$ 5,556,306	$ 5,556,306
Reserves for separate accounts by withdrawal characteristics at December 31, 2008:					
Subject to discretionary withdrawal:					
With market value adjustment	$ –	$ –	$ –	$ –	$ –
At book value without market value adjustment and with current surrender charge of 5% or more	–	–	–	–	–
At fair value	–	–	–	5,556,306	5,556,306
At book value without market value adjustment and with current surrender charge of less than 5%	–	–	–	–	–
Subtotal	–	–	–	5,556,306	5,556,306
Not subject to discretionary withdrawal	–	–	–	–	–
Total separate account liabilities at December 31, 2008	$ –	$ –	$ –	$ 5,556,306	$ 5,556,306

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

Effective December 31, 2009, the Company adopted Actuarial Guideline XLIII (AG 43).  AG 43 specifies statutory reserve requirements for variable annuity contracts with guarantees (VACARVM) and related products.  It replaces Actuarial Guidelines 34 and 39.  The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Covered products include variable annuities with and without benefit guarantees. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits, and guaranteed payout annuity floors.  The Aggregate Reserve for contracts falling within the scope of AG 43 is equal to the Conditional Tail Expectation (CTE) Amount, but not less than the Standard Scenario Amount (SSA). The Company reported a decrease in reserves and an increase in net income of $11,412 at December 31, 2009, related to the adoption of AG 43 and changes in the underlying assumptions.

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The Standard Scenario amount was determined using the assumptions and methodology prescribed in AG 43 for determining the Standard Scenario.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

8. Policy and Contract Attributes (continued)

During 2008, for Variable Annuities with Guaranteed Living Benefits (VAGLB), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

During 2008, for Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

At December 31, 2009 and 2008, the Company had variable annuities with guaranteed living benefits as follows:

At December 31, 2009 and 2008, the Company had variable annuities with guaranteed death benefits as follows:

G-35

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

8. Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2009 and 2008, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

At December 31, 2009 and 2008, the Company had insurance in force aggregating $5,012,732 and $3,644,366 respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Ohio Department of Insurance.  The Company established policy reserves of $28,044 and $22,357 to cover these deficiencies at December 31, 2009 and 2008, respectively.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

9. Capital and Surplus

The Company is subject to limitations, imposed by the Ohio Department of Insurance, on the payment of dividends to its parent company, AEGON. Generally, dividends during any twelve month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) net income for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2010, without the prior approval of insurance regulatory authorities, is $115,655.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

9. Capital and Surplus (continued)

On December 30, 2009, the Company paid a common stock dividend of $65,000 to its parent Company.  Of this amount, $23,400 was considered an ordinary dividend and $41,600 was considered an extraordinary dividend.  On December 29, 2008 the Company paid a $200,000 common stock dividend to its parent company.  Of this amount, $131,600 was considered an ordinary cash dividend and $68,400 was considered an extraordinary dividend.  The Company received approval from the Ohio Department of Insurance to make these dividend payments.  The Company paid an ordinary common stock dividend of $110,000 to its parent on December 19, 2007.

Life and health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2009, the Company meets the minimum RBC requirements.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense allocated to the Company aggregated $1,518, $1,444 and $1,829 for 2009, 2008 and 2007, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $736, $793 and $905 for 2009, 2008 and 2007, respectively.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

10. Retirement and Compensation Plans (continued)

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for 2009, 2008 and 2007 was insignificant. AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $201, $143 and $179 for the years ended 2009, 2008 and 2007, respectively.

11. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a Cost Sharing agreement between AEGON companies, providing for services needed.  The Company is also party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations by administering the day-to-day real estate and mortgage loan operations of the Company.  AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company.  During 2009, 2008 and 2007, the Company paid $100,948, $95,980 and $106,392, respectively, for such services, which approximates their costs to the affiliates. The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series Trust.  The Company received $21,446, $30,230 and $38,629 from this agreement during 2009, 2008 and 2007, respectively. The Company provides office space, marketing and administrative services to certain affiliates. During 2009, 2008 and 2007, the Company received $87,774, $95,867 and $100,815, respectively, for such services, which approximates their cost.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

11. Related Party Transactions (continued)

Receivables from and payables to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. At December 31, 2009, 2008 and 2007, the Company has a net amount of $(4,361), $16,350 and $(21,887), respectively, due (to) from affiliates.  Terms of settlement require that these amounts are settled within 90 days.  During 2009, 2008 and 2007, the Company paid net interest of $132, $924 and $1,954, respectively, to affiliates.

At December 31, 2009 the Company had a short-term intercompany note receivable of $27,000 from AEGON due by September 29, 2010 at .25% interest.  The Company did not hold any short-term intercompany notes receivable at December 31, 2008.  In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, this note is reported on the balance sheet as a short-term investment.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2009 and 2008, the cash surrender value of these policies was $68,798 and $66,323, respectively.

12. Commitments and Contingencies

The Company is a party to legal proceedings involving a variety of issues incidental to its business.  Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum.  In addition, there continues to be significant federal and state regulatory activity relating to financial services companies.  The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position or results of operations.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

12. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $3,330 and $3,337 with no offsetting premium tax benefit at December 31, 2009 and 2008, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $58, $36 and $(22) for 2009, 2008 and 2007, respectively.

The Company participates in an agent-managed securities lending program.  The Company receives collateral equal to 102% of the fair value of the loaned government/other domestic securities, respectively, as of the transaction date.  If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government/other domestic securities, respectively.  In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.  Cash received is reinvested and is not available for general corporate purposes.

At December 31, 2009, securities in the amount of $31,795 were on loan under securities lending agreements.  The collateral the Company received from securities lending was in the form of cash and on open terms.  Cash collateral reinvested had a fair value of $32,264 at December 31, 2009.  At December 31, 2008, the Company had no securities on loan under securities lending agreements.

The Company has contingent commitments of $1,056 and $1,491 as of December 31, 2009 and 2008, respectively, for LIHTC investments.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

12. Commitments and Contingencies (continued)

The Company is required by the Commodity Futures Trading Commission (CFTC) to maintain assets on deposit with brokers for futures trading activity done on behalf of the Company.  The broker has a secured interest with priority in the pledged assets, however, the Company has the right to recall and substitute the pledged assets.  At December 31, 2009 and 2008 respectively, the Company pledged assets in the amount of $14,394 and $36,127 to satisfy the requirements of futures trading accounts.

13. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are available to be issued, March 31, 2010, provided they give evidence of conditions that existed at the balance sheet date (Type I).  Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II).  As of March 31, 2010, the Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2009.

Western Reserve Life Assurance Co. of Ohio

Summary of Investments – Other Than
Investments in Related Parties
 (Dollars in Thousands)

December 31, 2009

Schedule I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet
Fixed maturities			
Bonds:			
United States government and government agencies and authorities	$ 42,811	$ 40,392	$ 42,811
States, municipalities and political subdivisions	32,481	32,323	32,481
Foreign governments	11,425	11,124	11,425
Hybrid securities	9,975	10,595	9,975
All other corporate bonds	685,062	654,980	685,062
Total fixed maturities	781,754	749,414	781,754
Mortgage loans on real estate	12,505		12,505
Real estate	37,082		37,082
Policy loans	378,683		378,683
Cash, cash equivalents and short-term investments	122,150		122,150
Other invested assets	6,363		6,363
Total investments	$ 1,338,537		$ 1,338,537

 (1)           Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

Western Reserve Life Assurance Co. of Ohio

Supplementary Insurance Information
(Dollars in Thousands)

Schedule III

Future Policy Benefits and Expenses	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims, Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2009						
Individual life	$ 1,091,121	$ 18,403	$ 502,238	$ 30,963	$ 282,952	$ 430,307
Group life and health	17,641	513	2,585	474	2,865	3,752
Annuity	608,644	1,082	151,428	16,934	506,798	(316,750)
	$ 1,717,406	$ 19,998	$ 656,251	$ 48,371	$ 792,615	$ 117,309
Year ended December 31, 2008						
Individual life	$ 1,097,394	$ 20,196	$ 574,634	$ 45,656	$ 370,010	$ 237,806
Group life and health	16,261	101	375	667	1,473	365
Annuity	621,785	2,183	213,833	25,300	968,935	1,519,611
	$ 1,735,440	$ 22,480	$ 788,842	$ 71,623	$ 1,340,418	$ 1,757,782
Year ended December 31, 2007						
Individual life	$ 1,040,192	$ 14,956	$ 583,844	$ 42,731	$ 304,367	$ 241,395
Group life	15,550	100	46	646	915	53
Annuity	596,029	317	429,894	25,455	1,055,682	(510,040)
	$ 1,651,771	$ 15,373	$ 1,013,784	$ 68,832	$ 1,360,964	$ (268,592)

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

 Western Reserve Life Assurance Co. of Ohio

Reinsurance
(Dollars in Thousands)

Schedule IV

Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2009					
Life insurance in force	$105,354,990	$ 54,257,827	$ 16,526,779	$ 67,623,942	24%
Premiums:					
Individual life	$ 586,466	$ 87,785	$ 3,557	$ 502,238	1%
Group life	14,786	12,201	—	2,585	0%
Annuity	168,549	17,121	—	151,428	0%
	$ 769,801	$ 117,107	$ 3,557	$ 656,251	1%
Year ended December 31, 2008					
Life insurance in force	$ 102,486,516	$ 54,034,032	$ 16,447,344	$ 64,899,828	25%
Premiums:					
Individual life	$ 648,362	$ 77,458	$ 3,730	$ 574,634	1%
Group life	5,033	4,658	—	375	0%
Annuity	337,322	123,489	—	213,833	0%
	$ 990,717	$ 205,605	$ 3,730	$ 788,842	0%
Year ended December 31, 2007					
Life insurance in force	$ 99,363,588	$ 48,566,371	$ 17,211,679	$ 68,008,896	25%
Premiums:					
Individual life	$ 646,758	$ 66,766	$ 3,853	$ 583,845	1%
Group life	586	540	—	46	0%
Annuity	437,105	7,212	—	429,893	0%
	$ 1,084,449	$ 74,518	$ 3,853	$ 1,013,784	1%

PART C - OTHER INFORMATION

Item 26.		Exhibits
(a)		Resolution of the Board of Directors of Western Reserve establishing the separate account (17)
(b)		Not Applicable
(c)		Distribution of Policies
	(i)	Master Service and Distribution Compliance Agreement (2)
	(ii)	Amendment to Master Service and Distribution Compliance Agreement (3)
	(iii)	Form of Broker/Dealer Supervisory and Service Agreement (3)
	(iv)	Principal Underwriting Agreement (3)
	(v)	First Amendment to Principal Underwriting Agreement (3)
	(vi)	Second Amendment to Principal Underwriting Agreement (11)
	(vii)	Third Amendment to Principal Underwriting Agreement (13)
	(viii)	First Amendment to Amended and Restated Principal Underwriting Agreement (17)
	(ix)	Amendment No. 2 And Novation To The Amended And Restated Principal Underwriting Agreement between Transamerica Capital Inc. and Western Reserve (18)
(d)	(i)	Specimen Flexible Premium Variable Life Insurance Policy – Form VL21 (21)
	(ii)	Living Benefit Rider (an Accelerated Death Benefit) (6)
(e)		Application for Flexible Premium Variable Life Insurance Policy (20)
(f)		Depositor’s Certification of Incorporation and By-Laws
	(i)	Second Amended Articles of Incorporation of Western Reserve (2)
	(ii)	Certificate of First Amendment to the Second Amended Articles of Incorporation of Western Reserve (4)
	(iii)	Amended Code of Regulations (By-Laws) of Western Reserve (1)
(g)		Reinsurance Agreements
	(i)	Reinsurance Treaty dated September 30, 2000 and Amendments Thereto (5)
	(ii)	Reinsurance Treaty dated July 1, 2002 and Amendments Thereto (5)
(h)	(i)	Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Western Reserve dated June 14, 1999 (7)
	(ii)	Amendment No. 1 dated March 15, 2000 to Participation Agreement – Variable Insurance Products Fund II (8)
	(iii)	Second Amendment dated April 12, 2001 to Participation Agreement – Variable Insurance Products Fund II (9)
	(iv)	Third Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Western Reserve dated September 1, 2003 (11)
	(v)	Fourth Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Western Reserve dated December 1, 2003 (12)
	(vi)	Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated February 21, 2001 and Amendment Nos. 1 – 20 thereto (10)
	(vii)	Amendment No. 21 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated September 1, 2003 (11)
	(viii)	Amendment No. 22 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated December 1, 2003 (12)
	(ix)	Amendment No. 23 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated May 1, 2004 (13)
	(x)	Amendment No. 24 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated October 22, 2004 (14)
	(xi)	Amendment No. 25 to Participation Agreement between AEGON/Transamerica Series Trust and Western Reserve dated March 28, 2005 (15)
	(xii)	Amendment No. 26 to Participation Agreement between AEGON/Transamerica Series Trust and Western Reserve dated September 1, 2005 (15)

C-

	(xiii)	Participation Agreement Among Western Reserve, ProFunds, Access One Trust and ProFund Advisors LLC dated June 6, 2006 (16)
	(xiv)	Amendment No. 27 to Participation Agreement between AEGON/Transamerica Series Trust and Western Reserve dated May 1, 2006 (18)
	(xv)	Amendment No. 28 to Participation Agreement between AEGON/Transamerica Series Trust and Western Reserve dated May 1, 2007 (18)
	(xvi)	Amendment No. 1 to Participation Agreement among Western Reserve, ProFunds, Access One Trust and ProFunds Advisors LLC dated June 1, 2007 (19)
	(xvii)	Amendment No. 2 to Participation Agreement among Western Reserve ProFunds, Access One Trust and ProFunds Advisors LLC dated August 30, 2007 (19)
	(xviii)	Participation Agreement Among AllianceBernstein Variable Products Series Fund, Inc. and Western Reserve dated November 1, 2008 (22)
(xix)
Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Western Reserve Life Assurance Co. of Ohio and Transamerica Capital, Inc. dated November 10, 2008 (22)

	(xx)	Amendment No. 33 to Participation Agreement between Transamerica Series Trust and Western Reserve dated May 1, 2009 (22)
	(xxi)	Amendment to Participation Agreement Among AllianceBernstein Variable Products Series Fund, Inc. and Western Reserve dated May 1, 2009 (22)
(xxii)
Amendment No.1 to Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Western Reserve Life Assurance Co. of Ohio and Transamerica Capital, Inc. dated May 1, 2009 (22)

(xxiii)
Amendment to Participation Agreement Among Western Reserve Life Assurance Co. of Ohio, Variable Insurance Products Fund II, Variable Insurance Products Fund V, and Fidelity Distributors Corporation dated August 30, 2007(23)

	(xxiv)	Amendment No. 34 to Participation Agreement Between Transamerica Series Trust and Western Reserve Life Assurance Co. of Ohio dated November 1, 2009(23)
	(xxv)	Amendment No. 35 to Participation Agreement Between Transamerica Series Trust and Western Reserve Life Assurance Co. of Ohio dated May 1, 2010(23)
(i)		Not Applicable
(j)		Not Applicable
(k)		Opinion of Arthur D. Woods, Esq. as to the Legality of the Securities Being Offered
(l)		Opinion and Consent of Lorne Schinbein as to Actuarial Matters Pertaining to the Securities being Registered
(m)		Sample Hypothetical Illustration (21)
(n)		Other Opinions:
	(i)	Written Consent of Sutherland Asbill & Brennan LLP
	(ii)	Written Consent of Ernst & Young LLP
(o)		Not Applicable
(p)		Not Applicable
(q)		Memorandum describing issuance, transfer and redemption procedures (20)
(r)		Powers of Attorney
Eric J. Martin (22)
Brenda K. Clancy (22)
Charles T. Boswell (22)
Arthur C. Schneider (22)
John R. Hunter (22)
Darryl Button

_____________________________________
(1)	This exhibit was previously filed on Post-Effective Amendment No. 16 to Form S-6 Registration Statement dated April 21, 1998 (File No. 33-31140) and is incorporated herein by reference.
(2)	This exhibit was previously filed on Post-Effective Amendment No. 11 to Form N-4 Registration Statement dated April 20, 1998 (File No. 33-49556) and is incorporated herein by reference.

(3)	This exhibit was previously filed on Post-Effective Amendment No. 4 to Form S-6 Registration Statement dated April 21, 1999 (File No. 333-23359) and is incorporated herein by reference.
(4)	This exhibit was previously filed on Post-Effective Amendment No. 5 to Form S-6 Registration Statement dated April 19, 2000 (File No. 333-23359) and is incorporated herein by reference.
(5)	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-6 Registration Statement dated January 31, 2003 (File No. 333-100993) and is incorporated herein by reference.
(6)	This exhibit was previously filed on the Initial Registration Statement to Form N-6 Registration Statement dated August 6, 2003 (File No. 333-107705) and is incorporated herein by reference.
(7)	This exhibit was previously filed on the Initial Registration Statement to Form S-6 Registration Statement dated September 23, 1999 (File No. 333-57681) and is incorporated herein by reference.
(8)	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 Registration Statement dated April 10, 2000 (File No. 333-93169) and is incorporated herein by reference.
(9)	This exhibit was previously filed on Post-Effective Amendment No. 16 to Form S-6 Registration Statement dated April 16, 2001 (File No. 33-69138) and is incorporated herein by reference.
(10)	This exhibit was previously filed on the Initial Registration Statement to Form N-4 Registration Statement dated September 5, 2003 (File No. 333-108525) and is incorporated herein by reference.
(11)	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-6 Registration Statement dated October 9, 2003 (File No. 333-107705) and is incorporated herein by reference.
(12)	This exhibit was previously filed on the Initial Registration Statement to Form N-6 Registration Statement dated November 7, 2003 (File No. 333-110315) and is incorporated herein by reference.
(13)	This exhibit was previously filed on Post-Effective Amendment No. 2 to Form N-6 Registration Statement dated April 16, 2004 (File No. 333-100993) and is incorporated herein by reference.
(14)	This exhibit was previously filed on Post-Effective Amendment No. 3 to Form N-6 Registration Statement dated February 28, 2005 (File No. 333-107705) and is incorporated herein by reference.
(15)	This exhibit was previously filed on Initial Registration Statement to Form N-6 Registration Statement dated September 28, 2005 (File No. 333-128650) and is incorporated herein by reference.
(16)	This exhibit was previously filed on the Initial Registration Statement to Form N-6 Registration Statement dated June 15, 2006 (File No. 333-135005) and is incorporated herein by reference.
(17)	This exhibit was previously filed on the Initial Registration Statement to Form N-6 Registration Statement dated July 17, 2006 (File No. 333-135803) and is incorporated herein by reference.
(18)	This exhibit was previously filed on the Initial Registration Statement to Form N-6 Registration Statement dated June 28, 2007 (File No. 333-144117) and is incorporated herein by reference.
(19)	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-6 Registration Statement dated October 16, 2007 (File No. 333-144117) and is incorporated herein by reference.
(20)	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-6 Registration Statement dated May 18, 2008 (File No. 333-149386) and is incorporated herein by reference.
(21)	This exhibit was previously filed on the Initial Registration Statement to Form N-6 Registration Statement dated February 26, 2008 (File No. 333-149386) and is incorporated herein by reference.
(22)	This exhibit was previously filed on Post – Effective amendment No. 6 to Form N-6 Registration Statement dated April 27, 2009 (File No. 333-135005) and is incorporated herein by reference.
(23)	This exhibit was previously filed on Post-Effective Amendment No. 7 to Form N-6 Registration Statement dated April 14, 2010 (File No. 333-135005) and is incorporated herein by reference.

Item 27.	Directors and Officers of the Depositor

Name	Principal Business Address	Position and Offices with Depositor
Darryl Button	(1)	Director
Charles T. Boswell	(2)	Director and Chief Executive Officer
Brenda K. Clancy	(1)	Director and President
M. Craig Fowler	(3)	Vice President and Treasurer
Eric J. Martin	(1)	Vice President and Corporate Controller
Arthur C. Schneider	(1)	Director, Senior Vice President and Chief Tax Officer
John R. Hunter	(1)	Director and Chief Financial Officer
(1)	4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001
(2)	570 Carillon Parkway, St. Petersburg, Florida 33716
(3)	400 W. Market Street, Louisville, Kentucky 40202

Item 28.  Persons Controlled by or Under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada ULC	Canada	Ownership split between AEGON Canada Holding B.V. and TIHI Canada Holding, LLC	Holding company
AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor
AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans
AEGON Core Mortgage Fund, LP	Delaware	General Partner - AEGON-CMF GP, LLC	Investment in mortgages
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services International, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing
AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company
AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

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me	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.
Authorized business:  Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand
AEGON DMS Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager
AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (74.8759%) ; Monumental Life Insurance Company (25.1241%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.95% of Vereniging AEGON Netherlands Membership Association	Holding company

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Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company
AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

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Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ampac, Inc.	Texas	100% Commonwealth General Corporation	Managing general agent
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property
Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.
Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company
AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate
AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business
Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency
C-

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company
Capmark Affordable Tax Credit Fund II, LLC	Delaware	100% owned by Garnet LIHTC Fund VIII, LLC	Investments
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose
CC Matteson, LLC	Illinois	Members: Monumental Life Insurance Company (83.03%); Pan-American Life Insurance Company, a non-affiliate of AEGON (9.75%); Nationwide Life Insurance Company, a non-affiliate of AEGON (7.22%)	Ownership of commercial real estate acquired via remedies enforcement.
Chicago Community Housing Fund I, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, LLC	Insurance agency
Clark, LLC	Delaware	Sole Member - Diverisified Investment Advisors, Inc.	Holding company
Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm
Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer
Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

C-

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer
FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

C-

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Flashdance, LLC	New York	100% Transamerica Life Insurance Company	Broadway production
Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

C-

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

C-

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware
 Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON  (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).
Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	In the process of being dissolved
Investment Advisors International, Inc.	Delaware	100% AUSA Holding Company	Investments
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings

C-

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company
Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company
ML Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company
MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance
Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Primus Guaranty, Ltd.	Bermuda
Partners are:  Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON:  XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.
Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

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Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Prisma Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance
Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation
RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware
Members:  Transamerica Life Insurance Company (90.958905%); Monumental Life Insurance Company (6.301370%); Transamerica Financial Life Insurance Company (2.739725%). Manager:  AEGON USA Realty Advisors, Inc.
Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	AEGON USA Realty Advisors, LLC is non-owner Manager; no ownership interests at this time.	Real estate investments
Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management

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Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Retirement Project Oakmont	California
General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner).  General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.
Senior living apartment complex
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Selient Inc.	Canada	100% Canadian Premier Holdings LTD.	Application service provider providing loan origination platforms to Canadian credit unions.
Separate Account Fund C	California	100% Transamerica Life Insurance Company	Mutual Fund
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership
Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation
The AEGON Trust Advisory Board: Patrick J. Baird, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company
To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corporation	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

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Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc. (f/k/a InterSecurities, Inc.)	Delaware	1,00 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company
Transamerica Investment Holdings, LLC	Delaware	100 shares of Class A stock owned by Transamerica Investment Services, Inc.; 1,902.82 shares of Class B stock owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Holding company
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor
Transamerica Investment Services, LLC	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund
Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance
Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company
Transamerica Life Insurance Company	Iowa
676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation;  30,564 shares of Preferred Stock owned by AEGON USA, LLC
Insurance

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Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. - sole member
Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments
Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance
Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company
Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments
Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services
Transamerica Retirement Services Corp.	Ohio	100% AUSA Holding Company	Record keeping
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% Transamerica Life Insurance Company	Third party administrator
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance
Westport Strategies, LLC	Delaware	AUSA Holding Company - sole Member
Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

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Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive
Zero Beta Fund, LLC	Delaware
Members are:  Transamerica Life Insurance Company (74.0181%);  Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%).  Manager:  AEGON USA Investment Management LLC
Aggregating vehicle formed to hold various fund investments.

Item 29.                 Indemnification

Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons.  The following excerpts contain the substance of these provisions.

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Ohio General Corporation Law

Section 1701.13  Authority of corporation.

(E)(1)                  A corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.  The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

(2)          A corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any of the following:

(a)          Any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

(b)          Any action or suit in which the only liability asserted against a director is pursuant to section 1701.95 of the Revised Code.

(3)          To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

(4)          Any indemnification under divisions (E)(1) and (2) of this section, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (E)(1) and (2) of this section. Such determination shall be made as follows:

(a)          By a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

(b)          If the quorum described in division (E)(4)(a) of this section is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years;

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(c)          By the shareholders;

(d)          By the court of common pleas or the court in which such action, suit, or proceeding was brought.

Any determination made by the disinterested directors under division (E)(4)(a) or by independent legal counsel under division (E)(4)(b) of this section shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under division (E)(2) of this section, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

(5)(a)  Unless at the time of a director's act or omission that is the subject of an action, suit or proceeding referred to in divisions (E)(1) and (2) of this section, the articles or the regulations of a corporation state by specific reference to this division that the provisions of this division do not apply to the corporation and unless the only liability asserted against a director in an action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section is pursuant to section 1701.95 of the Revised Code, expenses, including attorney's fees, incurred by a director in defending the action, suit, or proceeding shall be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the director in which he agrees to do both of the following:

(i)  Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the corporation or undertaken with reckless disregard for the best interests of the corporation;

(ii)  Reasonably cooperate with the corporation concerning the action, suit, or proceeding.

(b)          Expenses, including attorneys' fees incurred by a director, trustee, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, may be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the directors in the specific case upon receipt of an undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, if it ultimately is determined that he is entitled to be indemnified by the corporation.

(6)          The indemnification authorized by this section shall not be exclusive of, and shall be in addition to,  any other rights granted to those seeking indemnification under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

(7)          A corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self-insurance on behalf of or for any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation,  domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.  Insurance may be purchased from or maintained with a person in which the corporation has a financial interest.

(8)          The authority of a corporation to indemnify persons pursuant to divisions (E)(1) and (2) of this section does not limit the payment of expenses as they are incurred, indemnification, insurance, or other protection that may be provided pursuant to divisions (E)(5), (6), and (7) of this section.  Divisions (E)(1) and (2) of this section do not create any obligation to repay or return payments made by the corporation pursuant to divisions (E)(5), (6), or (7).

(9)          As used in this division, references to "corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent

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corporation as a director, trustee, officer, employee or agent of another corporation,  domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, shall stand in the same position under this section with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

Second Amended Articles of Incorporation of Western Reserve

ARTICLE EIGHTH

EIGHTH:  (1)  The corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.  The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contender or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

(2)           The corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper.

(3)           To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in sections (1) and (2) of this article, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

(4)           Any indemnification under sections (1) and (2) of this article, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in sections (1) and (2) of this article.  Such determination shall be made (a) by a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding, or (b) if such a quorum is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years, or (c) by the shareholders, or (d) by the court of common pleas or the court in which such action, suit, or proceeding was brought.  Any determination made by the disinterested directors under section (4)(a) or by independent legal counsel under section (4)(b) of this article shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under section (2) of this article, and within ten days after receipt of such notification, such person shall

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have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

(5)           Expenses, including attorneys' fees incurred in defending any action, suit, or proceeding referred to in sections (1) and (2) of this article, may be paid by the corporation in advance of the final disposition of such action, suit, or proceeding as authorized by the directors in the specific case upon receipt of a written undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this article.  If a majority vote of a quorum of disinterested directors so directs by resolution, said written undertaking need not be submitted to the corporation.  Such a determination that a written undertaking need not be submitted to the corporation shall in no way affect the entitlement of indemnification as authorized by this article.

(6)           The indemnification provided by this article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

(7)           The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

(8)           As used in this section, references to "the corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise shall stand in the same position under this article with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

(9)           The foregoing provisions of this article do not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in such person's capacity as such, even though such person may also be an agent of this corporation.  The corporation may indemnify such named fiduciaries of its employee benefit plans against all costs and expenses, judgments, fines, settlements or other amounts actually and reasonably incurred by or imposed upon said named fiduciary in connection with or arising out of any claim, demand, action, suit or proceeding in which the named fiduciary may be made a party by reason of being or having been a named fiduciary, to the same extent it indemnifies an agent of the corporation.  To the extent that the corporation does not have the direct legal power to indemnify, the corporation may contract with the named fiduciaries of its employee benefit plans to indemnify them to the same extent as noted above.  The corporation may purchase and maintain insurance on behalf of such named fiduciary covering any liability to the same extent that it contracts to indemnify.

Amended Code of Regulations of Western Reserve

ARTICLE V

Indemnification of Directors and Officers

Each Director, officer and member of a committee of this Corporation, and any person who may have served at the request of this Corporation as a Director, officer or member of a committee of any other corporation in which this Corporation owns shares of capital stock or of which this Corporation is a creditor (and his heirs, executors and administrators) shall be indemnified by the Corporation against all expenses, costs, judgments, decrees, fines or penalties as provided by, and to the extent allowed by, Article Eighth of the Corporation's Articles of Incorporation, as amended.

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Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Western Reserve pursuant to the foregoing provisions or otherwise, Western Reserve has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Western Reserve of expenses incurred or paid by a director, officer or controlling person of Western Reserve in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Western Reserve will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.                    Principal Underwriter

(a)       Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Separate Account VL A, Separate Account VUL-3 and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account.  These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B.  These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E.  This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II.  These accounts are separate accounts of Merrill Lynch Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II.  These accounts are separate accounts of ML Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

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(b)             Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Lon J. Olejniczak	(1)	Chief Executive Officer and Director
Michael W. Brandsma	(2)	Director, President and Chief Financial Officer
David W. Hopewell	(2)	Director
Thomas A. Swank	(2)	Director
Blake S. Bostwick	(2)	Chief Operations Officer
David R. Paulsen	(2)	Executive Vice President
Michael G. Petko	(2)	Executive Vice President
Anne M. Spaes	(3)	Executive Vice President
Courtney John	(2)	Chief Compliance Officer and Vice President
Frank A. Camp	(1)	Secretary
Amy Angle	(4)	Assistant Vice President
John W. Fischer	(4)	Assistant Vice President
Clifton W. Flenniken, III	(5)	Assistant Vice President
Dennis P. Gallagher	(4)	Assistant Vice President
Karen D. Heburn	(4)	Vice President
Wesley J. Hodgson	(2)	Vice President
Kyle A. Keelan	(4)	Assistant Vice President
Christy Post-Rissin	(4)	Assistant Vice President
Brenda L. Smith	(4)	Assistant Vice President
Darin D. Smith	(1)	Assistant Vice President
Arthur D. Woods	(4)	Assistant Vice President
Tamara D. Barkdoll	(2)	Assistant Secretary
Erin K. Burke	(1)	Assistant Secretary
Kare R. Wright	(2)	Assistant Treasurer

(1)     4333 Edgewood Road N.E., Cedar Rapids, IA  52499-0001
(2)     4600 S Syracuse St, Suite 1100, Denver, CO  80237-2719
(3)     400 West Market Street, Louisville, KY  40202
(4)     570 Carillon Parkway, St. Petersburg, FL  33716
(5)     1111 North Charles Street, Baltimore, MD  21201

(c)       Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions*	Compensation on Events Occasioning the Deduction of A Deferred Sales Load	Brokerage Commissions	Other Compensation
Transamerica Capital, Inc.		$0	$22,399,793	0

* TCI passes through any commissions paid to it to the selling firms and does not retain any portion of such payments.

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Item 31.                  Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Western Reserve at
570 Carillon Parkway, St. Petersburg, Florida 33716, 4800 140th Avenue North, Clearwater, Florida 33762 or 12855 Starkey Road, Largo, Florida 33773.

Item 32.                  Management Services

Not Applicable
Item 33.                  Fee Representation

Western Reserve hereby represents that the fees and charges deducted under the WRL Capital Creator, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment C ompany Act of 1940, the Registrant, WRL Series Life Account G, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of St. Petersburg, and State of Florida, on the 14 th day of April 2010. .

WWRL SERIES LIFE ACCOUNT G
(Registrant)
By: /s/ Charles T. Boswell
Charles T. Boswell */ Director & Chief Executive OFficer
Board of Western Reserve Life Assurance Co. of Ohio

WWESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
((Depositor)
By: /s/ Charles T. Boswell
Charles T. Boswell */ Director & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
/s/ Darryl Button	Director	April 14, 2010
Darryl Button */

/s/ Charles T. Boswell	Director and Chief Executive Officer	April 14, 2010
Charles T. Boswell */

/s/Brenda K. Clancy	Director and President	April 14, 2010
Brenda K. Clancy */

/s/ Eric J. Martin	Vice President, and Corporate Controller	April 14, 2010
Eric J. Martin */

/s/ John R. Hunter	Director and Chief Financial Officer	April 14, 2010
John R. Hunter */

/s/ Arthur C. Schneider	Director, Senior Vice President and	April 14, 2010
Arthur C. Schneider */	Chief Tax Officer

*/ /s/ Arthur D. Woods Signed by Arthur D. Woods, Esq.

     As Attorney in Fact pursuant to Powers of Attorney filed herewith

Exhibit Index
Exhibit No.		Description of Exhibit

26(k)		Opinion of Arthur D. Woods, Esq. as to the Legality of the Securities Being Offered

26(l)		Opinion and Consent of Lorne Schinbein as to Actuarial Matters Pertaining to the Securities being Registered

26(n)	(i)	Written Consent of Sutherland Asbill & Brennan LLP

26(n)	(ii)	Written Consent of Ernst & Young LLP

26(k)
Opinion of Arthur D. Woods, Esq. as to the Legality of the Securities Being Offered

Exhibit 26(l)

Opinion and Consent of Lorne Schinbein as to Actuarial Matters Pertaining to the Securities Being Registered

26(n)(i)
Written Consent of Sutherland Asbill & Brennan LLP

26(n)(ii)
Written Consent of Ernst & Young LLP